UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end:       FEBRUARY 28, 2003

Date of reporting period:    FEBRUARY 28, 2003

ITEM 1.    REPORT TO SHAREHOLDERS

Wells Fargo Outlook Funds®

Annual Report

Wells Fargo Outlook Today Fund®

Wells Fargo Outlook 2010 Fund®

Wells Fargo Outlook 2020 Fund®

Wells Fargo Outlook 2030 Fund®

Wells Fargo Outlook 2040 Fund®

February 28, 2003

[GRAPHIC]

OUTLOOK FUNDS

NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

This page is intentionally left blank —

OUTLOOK FUNDS SHAREHOLDER LETTER

DEAR VALUED SHAREHOLDER,

The twelve-month period that ended February 28, 2003 was marked by continued market volatility. Such a market environment highlights the importance of diversification, not only across asset classes, such as U.S. stocks, international stocks, bonds, and money market instruments, but also within these asset classes. The Wells Fargo Outlook Funds seek to provide shareholders with a strategy for portfolio diversification that is appropriate to their specific investment time horizons.

Stock markets endured another difficult year. For the twelve-month period ending February 28, 2003, the S&P 500 Index declined (22.67)%. During the same period, the Lehman Brothers Aggregate Bond Index gained 9.91%. The S&P 500 Index logged its third consecutive annual decline in 2002, driven down by, among other things, the uncertainty about an economic recovery, a loss of confidence in corporate leadership concerning accounting practices, and the prospect of war. In November 2002, investor confidence was briefly boosted by a 0.50% cut in the federal funds rate, and equities were able to recoup some of their earlier losses. However, the rally was cut short on reports of disappointing holiday sales levels. As the possibility of war became more probable, the markets continued to unravel during the first two months of 2003. A national strike in Venezuela, combined with impending war in Iraq, propelled oil prices above $33 per barrel during February 2003.

The conditions that drove down stock prices during the reporting period translated into healthy gains for bonds. Although bond prices stumbled in late 2002 as investors briefly turned their focus to stocks, the looming war sent many investors fleeing back to the relative safety of bonds and short-term instruments during the last few months of the reporting period.

During the period, international investing appeared to stage a comeback. After years of questioning the prudence of investing outside the U.S., some investors began to return to international markets. Although international equities posted losses for the year, their declines were generally less than those of U.S. stocks. A major contributor to this disparity in performance was a weak dollar. By February 2003, the dollar had dipped to a three-year low as compared to the Euro, in part due to investors seeking other currencies as a “safe haven” in case of war with Iraq.

By the end of the period, the U.S. economy appeared positioned to expand at a moderate rate in 2003. These expectations are lower than those at the beginning of 2002, when investors anticipated a quick economic recovery and subsequent Federal Reserve Board tightening late in 2002.

Regardless of the near-term economic forecast, we encourage investors to remain focused on their long-term financial goals. The Wells Fargo Outlook Funds, with their unique asset allocation strategy, are designed with the goal of helping you reach your financial goals while minimizing the effects of market volatility.

For questions about your investments in Wells Fargo Funds®, please contact your investment professional or call us at 1-800-222-8222. You can also find answers to many of your questions online at our Web site, www.wellsfargofunds.com.

We want to thank you for the confidence that your investment in Wells Fargo Funds represents. Rest assured that through all market cycles, we are committed to helping you meet your financial needs.

Sincerely,

Karla Rabusch

President

Wells Fargo Funds

OUTLOOK FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO OUTLOOK FUNDS

The Wells Fargo Outlook Funds are globally diversified asset allocation funds that seek to maximize returns while gradually reducing the potential for investment risk over specific periods of time.

Each Wells Fargo Outlook Fund may be allocated across asset classes covering a variety of equity, fixed-income and cash investments and may include international securities. Asset allocation is determined by an investment model that examines economic trends, pricing and other financial data.

PORTFOLIO REVIEW

The Wells Fargo Outlook Funds with longer-term investment horizons, such as the Wells Fargo Outlook 2040 Fund, seek higher returns early on by investing in stocks, as stocks have historically outperformed bonds over the long term. Since the Wells Fargo Outlook 2040 Fund does not reach its target date until the year 2040, 86% of its portfolio holdings were invested in stocks as of February 28, 2003, providing a potential for greater long-term investment returns.

As a Wells Fargo Outlook Fund approaches its target date, its portfolio is reallocated toward a more conservative mix of stocks, bonds and cash. For example, the Wells Fargo Outlook Today Fund, a Fund suited for investors with short-term investment horizons, completed the twelve-month period ending February 2003, with an allocation of 37% stocks, 61% bonds and 2% cash. By 2040, the Wells Fargo Outlook 2040 Fund should resemble the Wells Fargo Outlook Today Fund in its present portfolio composition, with adjustments reflecting market conditions at that time.

PERFORMANCE HIGHLIGHTS

For most of the twelve-month period that ended February 28, 2003, the U.S. equity market endured continued volatility. During the twelve-month period ending February 28, 2003, the S&P 500 Index was down (22.67%).

The Wells Fargo Outlook Today Fund Class A shares returned (4.63%),1 excluding sales charges, over the twelve-month period that ended February 28, 2003. The Fund outperformed other Wells Fargo Outlook Funds due, in part, to its overall defensive positioning and emphasis on fixed-income holdings. However, its 37% holdings of equity securities holdings detracted from performance and contributed to a negative return for the Fund.

The Wells Fargo Outlook 2010 Fund Class A shares returned (9.86)%,1 excluding sales charges, over the period.

The Wells Fargo Outlook 2020 Fund, with a higher percentage of bonds than the Wells Fargo Outlook 2030 and 2040 Funds, also performed better than those Wells Fargo Outlook Funds that had higher equity exposure. The Fund’s Class A shares returned (14.65)%,1 excluding sales charges.

The Wells Fargo Outlook 2030 Fund Class A shares returned (17.40)%,1 excluding sales charges.

The Wells Fargo Outlook 2040 Fund underperformed the other Wells Fargo Outlook Funds during the period due to its significant exposure to stocks. The Fund’s Class A shares returned (20.24)%1, excluding sales charges. However, by period ending, we allocated assets to more stable investments seeking to reduce potential losses amid a declining stock market.

Uncertainty plagued the capital markets during the reporting period, favoring bonds over stocks. As equity prices fell, the Wells Fargo Outlook Funds’ strategies with shorter time horizons, and consequently lower equity allocations, outperformed strategies with longer time horizons, and consequently higher equity allocations. As expected, the Outlook Today Fund strategy outperformed the Outlook 2010 Fund strategy, which outperformed the Outlook 2020 Fund strategy, and so forth.

A number of factors help to explain the negative stock market returns, including weaker than expected economic data, corporate malfeasance, and uncertainty in the market due to the conflict with Iraq. Near the end of 2002, the addition of a disappointing holiday shopping season and political instability in Venezuela contributed to stock market weakness, and the increasing likelihood of war with Iraq during the first two months of 2003 drove stock markets down further.

The uncertainty was also illustrated by elevated volatility levels, with both stock and bond volatility above historical norms. The correlation of stock and bond returns was at a historically low level, as good news for stocks was often bad news for bonds, and vice versa.

Economic data released for the reporting period was generally weaker than expected. Notably, consumer confidence numbers fell considerably. In February 2003, consumer confidence had its sharpest drop since the September 11, 2001 attack, to its lowest level in nine years. The weaker consumer confidence remains worrisome as it may indicate a slowdown in future consumer spending.

STRATEGIC OUTLOOK

We believe that the U.S. economy may experience modest growth in 2003. By the end of the period, it was difficult to assess the extent to which the geopolitical climate had been priced into the markets. However, some market surveys showed that investors anticipated the war in Iraq.

The Wells Fargo Outlook Funds’ strategic asset allocation model can offer investors a framework in which to pursue their investment goals, regardless of the economic market environment. The model may also help investors stay on course through periods of uncertainty by allocating and reallocating its respective asset mixes over the life of each Fund.

ANNUAL REPORT	OUTLOOK FUNDS

AVERAGE ANNUAL TOTAL RETURNS1 (%) (AS OF FEBRUARY 28, 2003)

	With Load[2]			Without Load
Fund Name	1-Year	5-Year	Life of Fund (3/1/94)	1-Year	5-Year	Life of Fund (3/1/94)

Wells Fargo Outlook Today Fund – A	(10.14)	1.53	4.51	(4.63)	2.73	5.20

Wells Fargo Outlook Today Fund – B	(9.73)	1.91	4.68	(5.15)	2.22	4.68

Wells Fargo Outlook Today Fund – C	(6.92)	2.01	4.57	(5.06)	2.22	4.68

Wells Fargo Outlook Today Fund – I				(4.32)	2.89	5.29

Wells Fargo Outlook 2010 Fund – A	(15.04)	0.07	5.62	(9.86)	1.26	6.32

Wells Fargo Outlook 2010 Fund – B	(14.74)	0.44	5.77	(10.34)	0.74	5.77

Wells Fargo Outlook 2010 Fund – C	(12.06)	0.54	5.65	(10.29)	0.74	5.77

Wells Fargo Outlook 2010 Fund – I				(9.60)	1.37	6.38

Wells Fargo Outlook 2020 Fund – A	(19.56)	(2.00)	5.69	(14.65)	(0.83)	6.39

Wells Fargo Outlook 2020 Fund – B	(19.26)	(1.60)	5.85	(15.04)	(1.30)	5.85

Wells Fargo Outlook 2020 Fund – C	(16.77)	(1.53)	5.71	(15.12)	(1.33)	5.83

Wells Fargo Outlook 2020 Fund – I				(14.35)	(0.64)	6.50

Wells Fargo Outlook 2030 Fund – A	(22.13)	(3.21)	5.90	(17.40)	(2.05)	6.60

Wells Fargo Outlook 2030 Fund – B	(21.69)	(2.81)	6.05	(17.76)	(2.52)	6.05

Wells Fargo Outlook 2030 Fund – C	(19.36)	(2.74)	5.91	(17.78)	(2.55)	6.03

Wells Fargo Outlook 2030 Fund – I				(17.10)	(1.89)	6.70

Wells Fargo Outlook 2040 Fund – A	(24.85)	(4.68)	5.91	(20.24)	(3.54)	6.61

Wells Fargo Outlook 2040 Fund – B	(24.53)	(4.32)	6.04	(20.60)	(4.03)	6.04

Wells Fargo Outlook 2040 Fund – C	(22.22)	(4.22)	5.92	(20.66)	(4.03)	6.03

Wells Fargo Outlook 2040 Fund – I				(20.02)	(3.37)	6.72

iMoneyNet All Taxable Money Fund Average[3]				1.19	4.31	5.28

Lehman Brothers Aggregate Bond Index[4]				9.91	7.60	7.49

S&P 500 Index[5]				(22.67)	(2.98)	8.68

Morgan Stanley Capital International/Europe, Australasia and Far East Index[6]				(17.46)	(6.19)	(0.37)

PORTFOLIO ALLOCATION7 (AS OF FEBRUARY 28, 2003)

Wells Fargo Outlook Today Fund

Wells Fargo Outlook 2010 Fund

Wells Fargo Outlook 2020 Fund

Wells Fargo Outlook 2030 Fund

Wells Fargo Outlook 2040 Fund

OUTLOOK FUNDS	ANNUAL REPORT

FUND CHARACTERISTICS (AS OF FEBRUARY 28, 2003)

	Wells Fargo Outlook Today Fund	Wells Fargo Outlook 2010 Fund	Wells Fargo Outlook 2020 Fund	Wells Fargo Outlook 2030 Fund	Wells Fargo Outlook 2040 Fund
Weighted Average Coupon of Bond Portfolio	5.46%	5.93%	5.54%	4.63%	7.49%
Weighted Average Maturity of Bond Portfolio	3.66 years	3.39 years	3.77 years	6.31 years	19.83 years
Estimated Duration of Bond Portfolio	3.20 years	2.98 years	3.21 years	4.39 years	11.03 years
Number of Holdings	736	745	932	961	899

PORTFOLIO ALLOCATION BY ASSET CLASS7 (AS OF FEBRUARY 28, 2003)

Asset Class	Wells Fargo Outlook Today Fund	Wells Fargo Outlook 2010 Fund	Wells Fargo Outlook 2020 Fund	Wells Fargo Outlook 2030 Fund	Wells Fargo Outlook 2040 Fund

DOMESTIC STOCKS
Intermediate Cap Growth	1%	2%	2%	2%	3%
Intermediate Cap Value	0%	0%	2%	4%	5%
Large Cap Growth	10%	15%	21%	24%	27%
Large Cap Value	13%	17%	20%	25%	29%
Small Cap Growth	2%	2%	2%	2%	3%
Small Cap Value	2%	3%	2%	2%	0%

INTERNATIONAL STOCKS
Europe/Australasia/Far East (except Japan)	7%	10%	12%	14%	15%
Japan	2%	3%	4%	4%	4%

BONDS
Intermediate-Term Government	61%	47%	33%	19%	2%
Long-Term Government	0%	0%	1%	3%	10%

CASH EQUIVALENTS
U.S. Treasury Bills	2%	1%	1%	1%	2%
TOTAL	100%	100%	100%	100%	100%

ANNUAL REPORT	OUTLOOK FUNDS

GROWTH OF $10,000 INVESTMENT CHARTS8

OUTLOOK FUNDS	ANNUAL REPORT

ANNUAL REPORT	OUTLOOK FUNDS

1    Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Funds’ Adviser has committed through June 30, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Funds’ returns would have been lower.

Performance shown for Class A, Class B and Class C shares of each of the Wells Fargo Outlook Funds (formerly LifePath Funds) for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the corresponding Stagecoach LifePath Funds, their predecessor funds. Performance shown for the Class B shares of the Outlook Today Fund (formerly LifePath Opportunity Fund) for periods prior to August 1, 1998 reflects the performance of the Class A shares of the Outlook Today Fund adjusted to reflect the Class B shares contingent-deferred sales charge (CDSC) and expenses. Performance shown for the Class B shares of all other Outlook Funds for periods prior to March 1, 1997 reflects the performance of the Class A shares of the corresponding Outlook Funds adjusted to reflect the Class B share CDSCs and expenses. Performance shown for the Class C shares of the Outlook 2040 Fund (formerly LifePath 2040 Fund) for periods prior to July 1, 1998 reflects the performance of the Class B shares of the Outlook 2040 Fund adjusted to reflect the Class C shares CDSCs and expenses. Performance shown for the Class C shares of all other Outlook Funds for periods prior to December 1, 1998 reflects the performance of the Class B shares of the corresponding Outlook Funds adjusted to reflect the Class C share CDSCs and expenses. Performance shown for Institutional Class shares of each of the Wells Fargo Outlook Funds for periods prior to November 8, 1999, reflects the performance of the Class A shares of the corresponding Stagecoach LifePath Funds, their predecessor funds, adjusted to reflect the sales charges and expenses of the Institutional Class shares. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

2    For Class A shares, the maximum front-end sales charge is 5.75%. The maximum CDSC for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

3    The iMoneyNet All Taxable Money Fund Average includes all taxable retail and institutional money funds. It is made up of funds in the Treasury Retail, Treasury Institutional, Treasury & Repo Retail, Treasury & Repo Institutional, Government & Agency Retail, Government & Agency Institutional, First Tier Retail, First Tier Institutional, Second Tier Retail, and Second Tier Institutional categories.

4    The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

5    “Standard & Poor’s”, “S&P”, “S&P500”, “Standard & Poor’s 500” and “500” are trademarks of McGraw-Hill, Inc. and have been licensed. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in any Fund. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

6    The Morgan Stanley Capital International/Europe, Australasia and Far East (“MSCI EAFE”) Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.

7    Portfolio holdings are subject to change.

8    The charts compare the performance of the Wells Fargo Outlook Funds Class A and Institutional Class shares for the life of the Fund with the S&P 500 Index, Lehman Brothers Aggregate Bond Index, and MSCI EAFE Stock Index. The chart for the Outlook Today Fund also compares the performance of the Fund with the iMoneyNet All Taxable Money Fund Average. The charts assume a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%. The indexes presented do not incur expenses and are not available directly for investment. Had these indexes incurred operating expenses, their performance would have been lower.

WELLS FARGO OUTLOOK TODAY FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock

Percent of Net Assets		36.89%

AGRICULTURAL PRODUCTION–CROPS

Percent of Net Assets		0.01%
385	Alico Incorporated	$8,428

AMUSEMENT & RECREATION SERVICES

Percent of Net Assets		0.06%
579	Harrah’s Entertainment Incorporated†	$19,014
1,170	Penn National Gaming Incorporated†	19,937

		$38,951

APPAREL & ACCESSORY STORES

Percent of Net Assets		0.13%
500	Christopher & Banks Corporation†	$7,130
1,944	Gap Incorporated	25,349
650	Kohl’s Corporation†	31,785
1,312	Limited Brands	15,586
766	Nordstrom Incorporated	13,030

		$92,880

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS

Percent of Net Assets		0.11%
4,200	Benetton Group SpA ADR	$57,834
712	Liz Claiborne Incorporated	20,078

		$77,912

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS

Percent of Net Assets		0.05%
215	AutoZone Incorporated†	$14,147
289	CarMax Incorporated†	4,349
1,142	MarineMax Incorporated†	11,157
721	United Auto Group Incorporated†	8,025

		$37,678

AUTOMOTIVE REPAIR, SERVICES & PARKING

Percent of Net Assets		0.03%
1,054	Ryder System Incorporated	$23,915

BUILDING CONSTRUCTION–GENERAL CONTRACTORS & OPERATIVE BUILDERS

Percent of Net Assets		0.07%
250	Centex Corporation	$13,820
340	KB Home	15,946
343	Pulte Homes Incorporated	17,435

		$47,201

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS

Percent of Net Assets		0.32%
1,198	Central Garden & Pet Company†	$27,434
5,265	Home Depot Incorporated	123,464
1,459	Lowe’s Companies Incorporated	57,339
617	Sherwin-Williams Company	16,474

		$224,711

Shares	Security Name	Value

BUSINESS SERVICES

Percent of Net Assets		2.40%
450	Actuate Corporation†	$657
5,106	Adecco SA ADR	38,550
690	Adobe Systems Incorporated	18,975
2,872	Akamai Technologies Incorporated†	4,395
11,028	AOL Time Warner Incorporated†	124,836
1,212	Automatic Data Processing Incorporated	39,390
1,508	BEA Systems Incorporated†	14,657
1,121	BMC Software Incorporated†	21,747
1,500	Brocade Communications Systems Incorporated†	6,045
2,926	Cendant Corporation†	36,019
1,181	Citrix Systems Incorporated†	14,172
285	Cognizant Technology Solutions Corporation†	20,007
1,820	Computer Associates International Incorporated	24,297
552	Computer Sciences Corporation†	17,255
1,339	Compuware Corporation†	4,941
1,400	Concord EFS Incorporated†	15,540
707	Datastream Systems Incorporated†	4,178
321	Deluxe Corporation	12,936
593	Digimarc Corporation†	6,345
835	Dynamics Research Corporation†	8,676
684	eBay Incorporated†	53,639
1,614	Electro Rent Corporation†	16,624
296	Electronic Arts Incorporated†	15,629
1,087	Electronic Data Systems Corporation	16,925
2,605	Enterasys Networks Incorporated†	5,471
1,000	Entrust Incorporated†	2,760
836	Equifax Incorporated	16,034
809	F5 Networks Incorporated†	11,302
1,242	FalconStor Software Incorporated†	4,732
1,558	First Data Corporation	53,985
450	ICT Group Incorporated†	4,734
1,115	IMS Health Incorporated	16,725
1,042	Interpublic Group of Companies Incorporated†	10,055
588	Intuit Incorporated†	27,942
857	Mapinfo Corporation†	2,880
18,753	Microsoft Corporation	444,446
468	NCR Corporation†	9,103
723	Novell Incorporated†	1,880
404	Omnicom Group Incorporated	21,404
10,381	Oracle Corporation†	124,157
1,000	PeopleSoft Incorporated†	17,100
385	Quovadx Incorporated†	635
757	Radisys Corporation†	5,095
3,567	Rentokil Initial plc ADR	51,338
1,160	Reuters Group plc ADR	13,108
2,669	SAP AG ADR	55,782

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK TODAY FUND

Shares	Security Name	Value

Common Stock (Continued)
1,300	Secure Computing Corporation†	$5,915
1,378	Siebel Systems Incorporated†	11,892
7,434	Sun Microsystems Incorporated†	25,573

653	Sungard Data Systems Incorporated†	12,851
326	Synopsys Incorporated†	13,294
993	Synplicity Incorporated†	3,178
800	TMP Worldwide Incorporated†	7,320
1,100	Transaction Systems Architects Incorporated†	6,281
1,668	Unisys Corporation†	15,446
721	Vastera Incorporated†	3,432
1,389	Veritas Software Corporation†	23,655
930	Verity Incorporated†	15,512
700	Websense Incorporated†	9,912
1,264	WPP Group plc ADR	38,778
1,593	Yahoo! Incorporated†	33,214

		$1,663,356

CHEMICALS & ALLIED PRODUCTS

Percent of Net Assets		4.06%
2,638	Abbott Laboratories	$93,966
439	Air Products & Chemicals Incorporated	17,016
2,644	Akzo Nobel NV ADR	56,978
342	Alberto-Culver Company Class B	17,001
2,440	Amgen Incorporated†	133,322
2,601	AstraZeneca plc ADR	83,544
1,445	Aventis SA ADR	65,112
193	Avery Dennison Corporation	11,078
510	Avon Products Incorporated	26,520
199	Barr Laboratories Incorporated†	15,504
519	Biogen Incorporated†	18,445
3,407	Bristol-Myers Squibb Company	79,383
1,924	Centerpulse ADR	36,556
489	Chiron Corporation†	17,858
421	Clorox Company	17,813
851	Colgate-Palmolive Company	42,814
1,400	Corixa Corporation†	8,386
1,900	Dow Chemical Company	51,870
1,858	E I Du Pont de Nemours & Company	68,133
113	Eastman Chemical Company	3,637
343	Ecolab Incorporated	16,824
1,898	Eli Lilly & Company	107,351
925	Forest Laboratories Incorporated†	46,065
630	Genentech Incorporated†	22,277
555	Genzyme Corporation-General Division†	17,305
812	Georgia Gulf Corporation	15,460
1,838	Gillette Company	55,489
4,138	GlaxoSmithKline plc ADR	145,037
743	Great Lakes Chemical Corporation	15,670
500	IDEC Pharmaceuticals Corporation†	14,375
464	International Flavors & Fragrances Incorporated	14,551

Shares	Security Name	Value

900	King Pharmaceuticals Incorporated†	$15,075
835	La Jolla Pharmaceutical Company†	1,086
839	MedImmune Incorporated†	25,178
3,840	Merck & Company Incorporated	202,560
1,778	MGI Pharma Incorporated†	17,816
1,342	Napro Biotherapeutics Incorporated†	604
4,230	Novartis AG ADR	154,734
1,763	Novo Nordisk A/S ADR	49,963
1,307	OraSure Technologies Incorporated†	8,888
850	Penwest Pharmaceuticals Company†	9,095
10,795	Pfizer Incorporated	321,907
2,491	Pharmacia Corporation	102,928
245	PPG Industries Incorporated	11,368
197	Praxair Incorporated	10,411
1,980	Procter & Gamble Company	162,082
1,613	Roche Holding AG ADR	96,885
510	Rohm & Haas Company	14,555
2,795	Schering-Plough Corporation	50,366
8,000	Shiseido Company Limited ADR	92,772
289	Sigma-Aldrich Corporation	12,664
2,171	Texas Biotechnology Corporation†	1,737
2,292	Unifi Incorporated†	11,689
515	Watson Pharmaceuticals Incorporated†	15,929
2,005	WR Grace & Company†	4,912
2,391	Wyeth	84,283

		$2,814,827

COMMUNICATIONS

Percent of Net Assets		2.18%
788	Alltel Corporation	$34,215
1,937	AT&T Corporation	35,912
6,650	AT&T Wireless Services Incorporated†	39,301
1,061	Avaya Incorporated†	2,324
871	Beasley Broadcasting Group Incorporated Class A†	8,640
4,216	BellSouth Corporation	91,361
1,139	British Sky Broadcasting Group plc ADR†	45,480
2,346	BT Group plc ADR	59,941
593	CenturyTel Incorporated	16,248
568	Certegy Incorporated†	13,666
1,611	Clear Channel Communications Incorporated†	58,818
8,455	Comcast Corporation Class A†	247,055
3,827	Deutsche Telekom AG ADR	43,896
1,569	France Telecom SA ADR	34,644
1	ITC Deltacom Incorporated†	2
2,355	Nextel Communications Incorporated Class A†	33,158
3,071	Nippon Telegraph & Telephone Corporation ADR	55,554

WELLS FARGO OUTLOOK TODAY FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)
3,000	NTT DoCoMo Incorporated ADR	$56,700
2,349	Qwest Communications International Incorporated†	8,409
7,587	SBC Communications Incorporated	157,810
2,309	Sprint Corporation (FON Group)	29,324
3,205	Sprint Corporation (PCS Group)†	12,692
699	Telecom Corporation of New Zealand Limited ADR	13,141
2,634	Telefonica SA ADR†	76,033
514	Tivo Incorporated†	2,884
4,788	Verizon Communications Incorporated	165,569
9,383	Vodafone Group plc ADR	169,832

		$1,512,609

DOMESTIC DEPOSITORY INSTITUTIONS

Percent of Net Assets		3.12%
1,711	AmSouth Bancorporation	$35,247
3,170	Bank of America Corporation	219,491
1,592	Bank of New York Company Incorporated	36,266
2,548	Bank One Corporation	91,804
1,482	Bankunited Financial Corporation Class A†	26,068
1,364	BB&T Corporation	44,780
1,212	Central Coast Bancorp†	21,201
1,050	Charter One Financial Incorporated	30,356
11,392	Citigroup Incorporated	379,809
335	Comerica Incorporated	13,728
1,062	Fifth Third Bancorp	56,402
949	First of Long Island Corporation	32,636
578	FirstFed America Bancorp	16,034
2,213	FleetBoston Financial Corporation	54,351
524	Golden West Financial Corporation	37,938
1,811	Huntington Bancshares Incorporated	34,771
634	Itla Capital Corporation†	20,922
4,361	JP Morgan Chase & Company	98,907
1,000	KeyCorp	23,730
1,472	Marshall & Ilsley Corporation	39,111
968	Mellon Financial Corporation	21,790
1,400	National City Corporation	38,668
558	Northern Trust Corporation	17,867
497	PNC Financial Services Group Incorporated	22,330
946	Regions Financial Corporation	30,631
1,360	SouthTrust Corporation	36,706
784	State Street Corporation	28,890
991	Sun Bancorp Incorporated†	13,854
651	SunTrust Banks Incorporated	36,619
1,148	Synovus Financial Corporation	22,099
1,009	Troy Financial Corporation	26,890
862	Union Planters Corporation	23,722
4,948	US Bancorp	103,512

Shares	Security Name	Value

1,037	USB Holding Company Incorporated	$16,592
3,041	Wachovia Corporation	107,895
1,775	Washington Mutual Incorporated	61,291
3,560	Wells Fargo & Company‡	161,446
771	Wintrust Financial Corporation	22,760
1,088	WSFS Financial Corporation	34,870
999	Yardville National Bancorp	16,873

		$2,158,857

EATING & DRINKING PLACES

Percent of Net Assets		0.12%
1,079	Darden Restaurants Incorporated	19,217
2,416	McDonald’s Corporation	32,882
747	Wendy’s International Incorporated	18,922
546	Yum! Brands Incorporated†	13,000

		$84,021

EDUCATIONAL SERVICES

Percent of Net Assets		0.05%
723	Apollo Group Incorporated Class A†	$33,504

ELECTRIC, GAS & SANITARY SERVICES

Percent of Net Assets		1.48%
2,178	AES Corporation†	$7,231
1,156	Allied Waste Industries Incorporated†	9,537
421	Ameren Corporation	16,415
424	American Electric Power Company Incorporated	9,235
685	American States Water Company	16,084
2,000	Calpine Corporation†	5,580
815	CenterPoint Energy Incorporated	3,790
801	Cinergy Corporation	25,816
764	CMS Energy Corporation†	3,438
464	Consolidated Edison Incorporated	18,096
607	Constellation Energy Group Incorporated	15,916
774	Dominion Resources Incorporated	41,719
434	DTE Energy Company	17,985
2,159	Duke Energy Corporation	29,168
1,947	E.ON AG ADR	83,234
1,252	Edison International†	15,475
1,456	El Paso Corporation	7,076
6,728	Endesa SA ADR	81,072
739	Entergy Corporation	33,661
819	Exelon Corporation	40,254
1,018	FirstEnergy Corporation	30,031
442	FPL Group Incorporated	24,756
857	Mirant Corporation†	1,157
3,650	National Grid Transco plc ADR	117,056
572	Nicor Incorporated	17,211
807	NiSource Incorporated	13,671
850	Peoples Energy Corporation	30,430
1,222	PG&E Corporation†	15,581
592	Progress Energy Incorporated	23,029
402	Public Service Enterprise Group Incorporated	13,921

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK TODAY FUND

Shares	Security Name	Value

Common Stock (Continued)

3,890	Scottish Power plc ADR	$89,120
595	Sempra Energy	13,804
728	South Jersey Industries Incorporated	23,245
2,259	Southern Company	63,726
950	Southwestern Energy Company†	11,115
40	Texas Genco Holdings Incorporated	656
600	TXU Corporation	9,582
1,358	Waste Management Incorporated	27,024
1,282	Williams Companies Incorporated	4,884
1,257	Xcel Energy Incorporated	13,940

		$1,024,721

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT

Percent of Net Assets		2.59%
2,023	Acuity Brands Incorporated	$26,906
1,226	ADC Telecommunications Incorporated†	2,746
1,652	Advanced Micro Devices Incorporated†	9,069
4,508	Agere Systems Incorporated Class B†	6,898
1,301	Altera Corporation†	16,302
1,300	Anadigics Incorporated†	2,652
938	Analog Devices Incorporated†	27,352
907	Andrew Corporation†	6,920
1,214	Applied Micro Circuits Corporation†	4,237
500	Avanex Corporation†	430
1,253	Broadcom Corporation Class A†	18,143
1,459	Canon Incorporated ADR	52,451
721	Catapult Communications Corporation†	4,701
3,947	Chartered Semiconductor Manufacturing Limited ADR†	16,341
1,400	CIENA Corporation†	7,588
1,293	Comverse Technology Incorporated†	13,189
3,293	Conexant Systems Incorporated†	4,643
1,403	Cubic Corporation	21,606
643	Emerson Electric Company	30,266
17,112	General Electric Company	411,544
11,872	Intel Corporation	204,792
3,942	JDS Uniphase Corporation†	11,314
2,933	Koninklijke Philips Electronics NV NY Shares	48,981
752	Linear Technology Corporation	23,064
1,809	LSI Logic Corporation†	8,032
9,445	Lucent Technologies Incorporated†	15,490
807	Maxim Integrated Products Incorporated	27,874
606	Maytag Corporation	14,605
1,345	Medis Technologies Limited†	6,093
1,764	Micron Technology Incorporated†	14,094

Shares	Security Name	Value

9,000	Minebea Company Limited ADR	$73,538
800	Molex Incorporated	17,816
5,859	Motorola Incorporated	49,333
4,516	MRV Communications Incorporated†	4,877
1,204	Mykrolis Corporation†	8,115
700	National Semiconductor Corporation†	11,991
1,650	Network Appliance Incorporated†	17,523
4,627	Nokia Oyj ADR	61,215
661	Novellus Systems Incorporated†	19,268
1,032	NVIDIA Corporation†	13,024
400	Omron Corporation ADR	64,453
2,678	Pioneer Corporation ADR	57,443
1,200	PMC-Sierra Incorporated†	6,792
455	QLogic Corporation†	16,112
1,598	Qualcomm Incorporated	55,259
835	Remec Incorporated†	3,925
1,900	Sanmina-SCI Corporation†	8,170
900	Seachange International Incorporated†	6,741
315	Skyworks Solutions Incorporated†	2,199
1,599	Sony Corporation ADR	60,714
2,313	STMicroelectronics NV ADR	43,045
1,791	Tellabs Incorporated†	10,889
700	Terayon Corporation†	1,372
4,262	Texas Instruments Incorporated	71,389
894	Thomas & Betts Corporation†	13,526
457	Tollgrade Communications Incorporated†	5,237
700	Vitesse Semiconductor Corporation†	1,582
193	Whirlpool Corporation	9,507
855	Xilinx Incorporated†	19,580

		$1,792,958

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES

Percent of Net Assets		0.28%
921	Antigenics Incorporated†	$7,488
693	Atrix Labs Incorporated†	8,170
450	Charles River Associates Incorporated†	7,646
2,107	First Consulting Group Incorporated†	12,221
437	Fluor Corporation	12,337
1,000	Gene Logic Incorporated†	5,050
1,720	Halliburton Company	34,847
385	Kendle International Incorporated†	2,202
1,463	Michael Baker Corporation†	12,655
1,100	Millennium Pharmaceuticals Incorporated†	7,876
578	Monsanto Company	9,491
518	Moody’s Corporation	22,844
1,019	Paychex Incorporated	26,718
771	Per-Se Technologies Incorporated†	5,289

WELLS FARGO OUTLOOK TODAY FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)
1,472	Quintiles Transnational Corporation†	$18,253

		$193,087

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT

Percent of Net Assets		0.32%
336	Ball Corporation	$17,902
1,178	Compx International Incorporated	8,222
606	Crane Company	10,472
401	Fortune Brands Incorporated	17,580
988	Griffon Corporation†	12,943
1,342	Gulf Island Fabrication Incorporated†	24,304
561	Illinois Tool Works Incorporated	33,419
1,072	Lockheed Martin Corporation	49,012
1,400	Masco Corporation	25,732
596	Snap-On Incorporated	14,894
578	Watts Industries Incorporated Class A	8,670

		$223,150

FOOD & KINDRED PRODUCTS

Percent of Net Assets		1.51%
193	Adolph Coors Company	$9,283
1,047	Anheuser-Busch Companies Incorporated	48,686
2,080	Archer-Daniels-Midland Company	22,672
5,146	Cadbury Schweppes plc ADR	103,692
880	Campbell Soup Company	18,251
4,016	Coca-Cola Company	161,524
1,560	Coca-Cola Enterprises Incorporated	31,481
1,116	ConAgra Foods Incorporated	25,746
208	Del Monte Foods Company†	1,701
2,248	Diageo plc ADR	88,436
548	General Mills Incorporated	23,492
498	Heinz (H J) Company	15,288
981	Hercules Incorporated†	7,877
103	Hershey Foods Corporation	6,655
648	JM Smucker Company	22,194
764	Kellogg Company	22,591
12,030	Kirin Brewery Company Limited ADR	88,421
3,291	Nestle SA ADR	165,637
518	Pepsi Bottling Group Incorporated	12,044
2,823	PepsiCo Incorporated	108,177
1,400	Sara Lee Corporation	27,720
1,464	Topps Company Incorporated†	11,814
434	WM Wrigley Jr Company	23,275

		$1,046,657

FOOD STORES

Percent of Net Assets		0.27%
1,107	Albertson’s Incorporated	$20,845
3,140	Coles Myer Limited ADR	86,821
1,586	Great Atlantic & Pacific Tea Company†	7,407
5,252	Koninklijke Ahold NV ADR	19,432

Shares	Security Name	Value

1,599	Kroger Company†	$21,139
1,386	Penn Traffic Company†	1,428
717	Starbucks Corporation†	16,814
843	Winn-Dixie Stores Incorporated	10,285

		$184,171

FOREIGN DEPOSITORY INSTITUTIONS

Percent of Net Assets		1.54%
5,236	ABN Amro Holding NV ADR	$82,310
2,523	Allied Irish Banks plc ADR	63,983
7,621	Banco Bilbao Vizcaya Argentaria SA ADR	64,245
2,801	Banco Comercial Portugues SA ADR	23,556
10,100	Banco Santander Central Hispano SA ADR	64,034
3,374	Barclays plc ADR	77,636
4,330	BNP Paribas SA ADR	89,605
1,551	Deutsche Bank AG	63,125
3,400	HBOS plc ADR	106,357
2,943	HSBC Holdings plc ADR	157,921
805	National Australia Bank Limited ADR	71,234
4,413	Sanpaolo IMI SpA ADR	61,032
10,000	Sumitomo Mitsui Financial Group Incorporated ADR†	23,345
2,747	Westpac Banking Corporation ADR	117,077

		$1,065,460

FORESTRY

Percent of Net Assets		0.04%
505	Weyerhaeuser Company	$25,174

FURNITURE & FIXTURES

Percent of Net Assets		0.09%
274	Johnson Controls Incorporated	$21,361
1,232	Leggett & Platt Incorporated	23,482
589	Newell Rubbermaid Incorporated	16,610

		$61,453

GENERAL MERCHANDISE STORES

Percent of Net Assets		0.85%
658	Big Lots Incorporated†	$7,271
633	Dillard’s Incorporated Class A	8,830
962	Dollar General Corporation	9,995
584	Federated Department Stores Incorporated†	14,892
481	Fred’s Incorporated	11,727
600	J C Penney Company Incorporated	11,910
600	May Department Stores Company	11,772
2,193	Mitsukoshi Limited ADR	53,608
659	Sears Roebuck & Company	14,353
950	ShopKo Stores Incorporated†	10,403
1,644	Target Corporation	47,101
1,417	TJX Companies Incorporated	22,771
7,507	Wal-Mart Stores Incorporated	360,786

		$585,419

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK TODAY FUND

Shares	Security Name	Value

Common Stock (Continued)

HEALTH SERVICES

Percent of Net Assets		0.21%
1,079	Apria Healthcare Group Incorporated†	$23,770
1,273	HCA Incorporated	52,499
1,779	HEALTHSOUTH Corporation†	6,369
915	Manor Care Incorporated†	16,772
461	Matria Healthcare Incorporated†	3,596
1,142	Sierra Health Services Incorporated†	13,807
1,400	Tenet Healthcare Corporation†	25,438

		$142,251

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES

Percent of Net Assets		0.15%
791	Bed Bath & Beyond Incorporated†	$26,135
755	Best Buy Company Incorporated†	21,948
621	Brookstone Incorporated†	9,067
921	Circuit City Stores Incorporated	4,071
493	Cost Plus Incorporated†	11,462
1,012	Movie Gallery Incorporated†	15,383
549	RadioShack Corporation	10,782
257	Ultimate Electronics Incorporated†	2,259

		$101,107

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES

Percent of Net Assets		0.06%
1,685	Hilton Hotels Corporation	$18,518
722	Marriott International Incorporated Class A	21,819

		$40,337

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT

Percent of Net Assets		2.27%
569	3M Company	$71,335
1,482	Apple Computer Incorporated†	22,245
3,526	Applied Materials Incorporated†	45,767
1,559	Baker Hughes Incorporated	48,360
403	Black & Decker Corporation	14,790
284	Briggs & Stratton Corporation	11,218
815	Caterpillar Incorporated	38,305
13,264	Cisco Systems Incorporated†	185,431
1,442	Computer Network Technology Corporation†	8,969
600	Deere & Company	24,828
4,759	Dell Computer Corporation†	128,303
719	Dover Corporation	18,349
221	Eaton Corporation	15,680
5,720	EMC Corporation†	42,271
707	Flow International Corporation†	1,965
1,542	Fujitsu Limited ADR	23,282
785	Gardner Denver Incorporated†	15,504
1,320	Gateway Incorporated†	2,878
707	General Binding Corporation†	6,137

Shares	Security Name	Value

638	Global Imaging Systems Incorporated†	$11,809
7,160	Hewlett-Packard Company	113,486
1,168	Hitachi Limited ADR	49,021
2,928	IBM Corporation	228,237
505	Ingersoll-Rand Company Class A	19,922
1,200	Jabil Circuit Incorporated†	19,932
1,300	Juniper Networks Incorporated†	11,687
620	Kadant Incorporated†	8,618
329	Lexmark International Incorporated†	20,533
450	Lufkin Industries Incorporated	10,485
13,010	Makita Corporation ADR	87,687
6,604	NEC Corporation ADR	24,567
665	Pall Corporation	10,733
38	Palm Incorporated†	441
374	Pitney Bowes Incorporated	11,609
1,157	SCM Microsystems Incorporated†	3,378
2,149	Siemens AG ADR	85,380
2,629	Solectron Corporation†	8,281
360	Stanley Works	9,292
1,045	United Technologies Corporation	61,216
2,323	Vivendi Universal SA ADR	32,243
1,278	Watsco Incorporated	17,854

		$1,572,028

INSURANCE AGENTS, BROKERS & SERVICE

Percent of Net Assets		0.11%
622	AON Corporation	$12,098
2,155	Humana Incorporated†	21,119
1,066	Marsh & McLennan Companies Incorporated	43,386

		$76,603

INSURANCE CARRIERS

Percent of Net Assets		1.71%
712	ACE Limited	$19,730
2,482	Aegon NV ADR	26,185
347	Aetna Incorporated	14,616
1,500	AFLAC Incorporated	46,875
1,461	Allstate Corporation	46,211
316	AMBAC Financial Group Incorporated	15,437
5,833	American International Group Incorporated	287,508
343	Anthem Incorporated†	20,446
4,251	AXA ADR	51,480
289	Chubb Corporation	13,820
226	CIGNA Corporation	9,711
677	Cincinnati Financial Corporation	23,993
1,220	Cobalt Corporation†	16,165
595	Hartford Financial Services Group	21,497
3,630	ING Group NV ADR	48,751
787	John Hancock Financial Services Incorporated	22,115
616	Landamerica Financial Group Incorporated	23,223
481	Lincoln National Corporation	13,627
459	Loews Corporation	20,063
329	MBIA Incorporated	12,545

WELLS FARGO OUTLOOK TODAY FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)

1,953	MetLife Incorporated	$51,110
213	MGIC Investment Corporation	8,405
1,962	Millea Holdings Incorporated ADR	67,591
777	Principal Financial Group Incorporated	21,422
787	ProAssurance Corporation†	17,393
436	Progressive Corporation	22,676
1,123	Prudential Financial Incorporated	33,724
664	Safeco Corporation	21,832
624	St Paul Companies Incorporated	19,257
435	Torchmark Corporation	15,795
2,410	Travelers Property Casualty Corporation Class B	38,319
607	UnitedHealth Group Incorporated	50,320
900	UnumProvident Corporation	11,700
1,355	Vesta Insurance Group Incorporated	3,726
377	WellPoint Health Networks Incorporated†	25,639
337	XL Capital Limited Class A	23,907

		$1,186,814

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE

Percent of Net Assets		0.01%
2,135	Champion Enterprises Incorporated†	$4,398

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS

Percent of Net Assets		1.09%
766	Advanced Medical Optics Incorporated†	$8,847
1,269	Agilent Technologies Incorporated†	16,751
642	Aksys Limited†	3,935
355	Allergan Incorporated	22,791
688	Analogic Corporation	31,256
1,285	Anaren Incorporated†	11,012
1,280	Applera Corporation-Applied Biosystems Group	23,488
356	Bausch & Lomb Incorporated	10,965
1,092	Baxter International Incorporated	31,002
592	Becton Dickinson & Company	20,365
854	Biomet Incorporated	25,816
995	Boston Scientific Corporation†	43,949
585	Conmed Corporation†	8,892
262	CR Bard Incorporated	15,484
850	Cyberonics Incorporated†	14,569
417	Danaher Corporation	27,113
700	Eastman Kodak Company	20,720
835	Endocardial Solutions Incorporated†	2,355
351	ESCO Technologies Incorporated†	11,916
313	Flir Systems Incorporated†	13,838
671	Guidant Corporation	23,995
685	Integra LifeSciences Holdings Corporation†	13,282

Shares	Security Name	Value

526	KLA-Tencor Corporation†	$18,805
2,055	Medtronic Incorporated	91,858
407	Millipore Corporation†	13,618
685	Ocular Sciences Incorporated†	8,994
493	PolyMedica Corporation	14,391
969	Raytheon Company	26,241
581	Ricoh Company Limited ADR	43,885
426	St Jude Medical Incorporated†	19,460
462	Stryker Corporation	30,122
648	Teradyne Incorporated†	7,510
928	Thermo Electron Corporation†	16,333
557	Urologix Incorporated†	1,276
647	Viasys Healthcare Incorporated†	8,204
835	X-Rite Incorporated	6,772
2,219	Xerox Corporation†	19,971
550	Zimmer Holdings Incorporated†	24,415

		$754,196

METAL MINING

Percent of Net Assets		0.21%
1,276	Newmont Mining Corporation	$34,873
416	Phelps Dodge Corporation†	14,959
1,162	Rio Tinto plc ADR	94,471

		$144,303

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS

Percent of Net Assets		0.02%
453	Vulcan Materials Company	$14,360

MISCELLANEOUS MANUFACTURING INDUSTRIES

Percent of Net Assets		0.15%
1,264	Hasbro Incorporated	$15,307
1,008	Mattel Incorporated	21,491
4,625	Tyco International Limited	68,450

		$105,248

MISCELLANEOUS RETAIL

Percent of Net Assets		0.31%
642	1-800-FLOWERS.COM Incorporated Class A†	$4,045
1,142	Costco Wholesale Corporation†	34,854
988	CVS Corporation	24,601
498	Gart Sports Company†	8,864
578	GSI Commerce Incorporated†	1,405
771	Hancock Fabrics Incorporated	11,010
731	J Jill Group Incorporated†	7,537
955	Longs Drug Stores Corporation	13,189
1,235	Office Depot Incorporated†	14,499
1,257	PC Connection Incorporated†	9,327
228	Pricesmart Incorporated†	3,618
1,421	Staples Incorporated†	24,598
2,003	Walgreen Company	56,364
385	Whitehall Jewellers Incorporated†	3,238

		$217,149

MOTION PICTURES

Percent of Net Assets		0.12%
4,894	Walt Disney Company	$83,492

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK TODAY FUND

Shares	Security Name	Value

Common Stock (Continued)

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING

Percent of Net Assets		0.17%
2,097	United Parcel Service Incorporated Class B	$120,662

NONDEPOSITORY CREDIT INSTITUTIONS

Percent of Net Assets		0.74%
2,463	American Express Company	$82,708
657	Capital One Financial Corporation	20,347
2,000	Charter Municipal Mortgage Acceptance Company	35,220
329	Countrywide Financial Corporation	17,565
685	DVI Incorporated†	5,343
1,484	FHLMC	81,101
1,560	FNMA	99,996
1,084	Household International Incorporated	30,276
2,911	MBNA Corporation	40,317
1,676	ORIX Corporation ADR	46,425
253	Providian Financial Corporation†	1,543
301	SLM Corporation	32,794
493	WFS Financial Incorporated†	9,254
899	World Acceptance Corporation†	7,686

		$510,575

OIL & GAS EXTRACTION

Percent of Net Assets		1.05%
918	Anadarko Petroleum Corporation	$42,301
556	Apache Corporation	36,296
6,336	BHP Billiton Limited ADR	71,153
885	Burlington Resources Incorporated	41,020
710	Devon Energy Corporation	34,222
1,282	ENI SpA ADR	94,484
510	Kerr-McGee Corporation	21,032
3,070	Magnum Hunter Resources Incorporated†	17,806
869	Occidental Petroleum Corporation	25,983
885	Plains Exploration & Production Company†	8,124
885	Plains Resources Incorporated†	10,080
4,896	Repsol YPF SA ADR	68,642
1,506	Rowan Companies Incorporated	29,563
1,563	Schlumberger Limited	65,036
514	Syntroleum Corporation†	1,090
1,961	Total Fina Elf SA ADR	128,936
1,314	Transocean Incorporated†	29,828

		$725,596

PAPER & ALLIED PRODUCTS

Percent of Net Assets		0.37%
235	Bemis Company Incorporated	$9,837
338	Boise Cascade Corporation	8,153
849	Chesapeake Corporation	12,896
2,637	Glatfelter	26,238
1,072	International Paper Company	37,552
597	Kimberly-Clark Corporation	27,361
497	MeadWestvaco Corporation	11,525

Shares	Security Name	Value

1,149	Pactiv Corporation†	$22,704
3,528	Stora Enso Oyj ADR	34,857
231	Temple-Inland Incorporated	9,679
1,999	UPM-Kymmene Oyj ADR	57,772

		$258,574

PERSONAL SERVICES

Percent of Net Assets		0.06%
801	Cintas Corporation	$26,890
427	H&R Block Incorporated	17,323

		$44,213

PETROLEUM REFINING & RELATED INDUSTRIES

Percent of Net Assets		1.62%
307	Amerada Hess Corporation	$13,671
17	Ashland Incorporated	473
5,071	BP plc ADR	193,256
2,287	ChevronTexaco Corporation	146,756
1,552	ConocoPhillips	78,686
14,827	Exxon Mobil Corporation	504,415
1,092	Marathon Oil Corporation	25,214
3,097	Royal Dutch Petroleum Company NY Shares	122,858
371	Sunoco Incorporated	13,130
995	Unocal Corporation	26,218

		$1,124,677

PRIMARY METAL INDUSTRIES

Percent of Net Assets		0.22%
2,244	Alcoa Incorporated	$46,002
707	Engelhard Corporation	14,670
4,320	Kubota Corporation ADR	54,648
581	United States Steel Corporation	6,751
2,148	Worthington Industries Incorporated	29,599

		$151,670

PRINTING, PUBLISHING & ALLIED INDUSTRIES

Percent of Net Assets		0.75%
721	American Greetings Corporation Class A†	$9,460
771	Bowne & Company Incorporated	7,556
711	Consolidated Graphics Incorporated†	17,171
405	Dow Jones & Company Incorporated	14,531
565	Gannett Company Incorporated	40,776
268	Knight-Ridder Incorporated	17,104
367	McGraw-Hill Companies Incorporated	20,640
526	Meredith Corporation	20,577
448	New York Times Company Class A	20,814
1,126	News Corporation Limited ADR	28,150
6,527	Pearson plc ADR	50,388
2,929	Reed Elsevier NV ADR	59,986
654	RR Donnelley & Sons Company	11,942
983	Tribune Company	44,088
4,238	Viacom Incorporated Class B†	157,357

		$520,540

WELLS FARGO OUTLOOK TODAY FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)

RAILROAD TRANSPORTATION

Percent of Net Assets		0.11%
869	Burlington Northern Santa Fe Corporation	$21,725
453	CSX Corporation	12,168
896	Norfolk Southern Corporation	17,078
416	Union Pacific Corporation	22,959

		$73,930

REAL ESTATE

Percent of Net Assets		0.02%
4,900	Stewart Enterprises Incorporated†	$15,631

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS

Percent of Net Assets		0.15%
328	AEP Industries Incorporated†	$2,388
1,213	Cooper Tire & Rubber Company	16,994
627	Nike Incorporated Class B	29,074
1,327	Schulman A Incorporated	19,175
339	Sealed Air Corporation†	12,296
811	Tupperware Corporation	10,113
557	West Pharmaceutical Services Incorporated	10,678

		$100,718

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES

Percent of Net Assets		0.65%
181	Bear Stearns Companies Incorporated	$11,337
3,650	Charles Schwab Corporation	28,835
2,347	Credit Suisse Group ADR	43,654
681	Franklin Resources Incorporated	22,248
1,003	Goldman Sachs Group Incorporated	69,658
1,547	Janus Capital Group Incorporated	18,301
511	Lehman Brothers Holdings Incorporated	28,294
1,859	Merrill Lynch & Company Incorporated	63,355
2,367	Morgan Stanley	87,224
4,686	Nomura Holdings Incorporated ADR	55,810
3,383	SoundView Technology Group Incorporated†	4,296
730	T Rowe Price Group Incorporated	18,776

		$451,788

STONE, CLAY, GLASS & CONCRETE PRODUCTS

Percent of Net Assets		0.34%
2,680	Corning Incorporated†	$13,186
2,582	Hanson plc ADR	60,806
5,574	Holcim Limited ADR	90,328
5,032	Lafarge SA ADR	74,473

		$238,793

TEXTILE MILL PRODUCTS

Percent of Net Assets		0.03%
1,764	Interface Incorporated Class A†	$4,692

Shares	Security Name	Value

714	Oxford Industries Incorporated	$16,458

		$21,150

TOBACCO PRODUCTS

Percent of Net Assets		0.23%
3,485	Altria Group Incorporated	$134,695
732	UST Incorporated	21,104

		$155,799

TRANSPORTATION BY AIR

Percent of Net Assets		0.30%
9,391	BAA plc ADR	$64,049
800	Delta Air Lines Incorporated	6,720
869	FedEx Corporation	44,667
5,026	Japan Airlines System Corporation ADR†	55,266
2,776	Southwest Airlines Company	33,506

		$204,208

TRANSPORTATION EQUIPMENT

Percent of Net Assets		0.94%
5,071	BAE Systems plc ADR	$35,144
1,969	Boeing Company	54,266
809	Brunswick Corporation	15,290
2,628	DaimlerChrysler AG	80,338
2,600	Delphi Corporation	20,098
4,409	Fiat SpA ADR	34,567
4,200	Ford Motor Company	34,944
418	General Dynamics Corporation	24,771
1,232	General Motors Corporation	41,605
781	Goodrich Corporation	12,004
687	Harley-Davidson Incorporated	27,198
2,198	Honda Motor Company Limited ADR	40,377
2,022	Honeywell International Incorporated	46,284
346	ITT Industries Incorporated	19,456
351	Northrop Grumman Corporation	30,432
453	PACCAR Incorporated	21,753
419	Sequa Corporation Class A†	14,770
317	Textron Incorporated	11,453
1,741	Toyota Motor Corporation ADR	82,663

		$647,413

TRANSPORTATION SERVICES

Percent of Net Assets		0.01%
454	Sabre Holdings Corporation†	$7,518

WATER TRANSPORTATION

Percent of Net Assets		0.05%
1,623	Carnival Corporation	$37,280

WHOLESALE TRADE–DURABLE GOODS

Percent of Net Assets		0.70%
524	1-800 Contacts Incorporated†	$9,364
303	Grainger WW Incorporated	13,947
534	Imagistics International Incorporated†	10,189
4,942	Johnson & Johnson	259,208
620	Kyocera Corporation ADR	32,612
3,950	Mitsubishi Corporation ADR	52,856

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK TODAY FUND

Shares	Security Name	Value

Common Stock (Continued)
548	Mitsui & Company Limited ADR	$59,184
3,057	Nissan Motor Company Limited ADR	46,252

		$483,612

WHOLESALE TRADE–NONDURABLE GOODS

Percent of Net Assets		0.28%
321	Advanced Marketing Services Incorporated	$3,290
1,020	Airgas Incorporated†	17,850
275	AmerisourceBergen Corporation	15,125
198	Brown-Forman Corporation Class B	13,771
902	Cardinal Health Incorporated	51,676
1,078	Daisytek International Corporation†	2,167
950	McKesson Corporation	25,308
1,029	Safeway Incorporated†	20,467
655	Supervalu Incorporated	9,118
1,255	Sysco Corporation	34,036

		$192,808
TOTAL COMMON STOCK (Cost $32,871,800)		$25,550,541

Real Estate Investment Trust

Percent of Net Assets		0.36%
2,513	Boykin Lodging Company	$19,853
2,808	Entertainment Properties Trust	69,638
1,407	Equity Office Properties Trust	34,514
1,321	Equity Residential	32,074
3,634	MID Atlantic Realty Trust	62,759
955	Simon Property Group Incorporated	33,081

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $223,072)		$251,919

Interest Rate	Maturity Date	Principal	Value
US Treasury Obligations

Percent of Net Assets			61.46%

US TREASURY BONDS

Percent of Net Assets			1.37%
11.63%	11/15/04	$500,000	$585,703
10.75%	8/15/05	300,000	364,922

			$950,625

US TREASURY NOTES

Percent of Net Assets			60.09%
5.25%	5/15/04	$1,600,000	$1,676,000
7.25%	5/15/04	1,700,000	1,821,191
6.00%	8/15/04	600,000	640,500
7.25%	8/15/04	800,000	868,438
5.88%	11/15/04	800,000	860,187
7.88%	11/15/04	600,000	665,273
1.63%	1/31/05	8,470,000	8,490,844
6.50%	5/15/05	3,850,000	4,259,213

Interest Rate	Maturity Date	Principal	Value
6.75%	5/15/05	$1,390,000	$1,544,311
5.75%	11/15/05	1,300,000	1,435,535
5.63%	2/15/06	1,710,000	1,893,156
6.50%	10/15/06	800,000	918,969
6.25%	2/15/07	450,000	516,621
6.13%	8/15/07	2,750,000	3,168,839
5.63%	5/15/08	2,990,000	3,402,760
4.75%	11/15/08	2,930,000	3,212,812
5.50%	5/15/09	600,000	683,789
5.00%	2/15/11	3,000,000	3,326,367
5.00%	8/15/11	1,400,000	1,550,227
4.00%	11/15/12	680,000	697,505

			$41,632,537
TOTAL US TREASURY OBLIGATIONS (Cost $40,605,496)			$42,583,162

Shares

Short-Term Investments

Percent of Net Assets			1.36%

RIGHTS

Percent of Net Assets			0.00%

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT

Percent of Net Assets			0.00%
148	Medis Technologies Limited–Rights#		$352

US TREASURY BILLS

Percent of Net Assets			1.36%
1.16^	5/8/03	$947,000	$944,925

TOTAL SHORT-TERM INVESTMENTS (Cost $944,990)			$944,925

TOTAL INVESTMENTS IN SECURITIES (Cost $74,645,358)*		100.07%	$69,330,899

Other Assets and Liabilities, Net		(0.07)	(49,548)

TOTAL NET ASSETS		100.00%	$69,281,351

†	Non-income earning securities.
^	Yield to maturity.
‡	Security of an affiliate of the fund with a cost of $160,219.
#	Security Fair Valued in accordance with the procedures adopted by the Board of Directors.
*	Cost for federal income tax purposes is $75,088,655 and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$3,423,634
Gross Unrealized Depreciation	(9,181,400)

Net Unrealized Depreciation	$(5,757,766)

The accompanying notes are an integral part of these financial statements.

WELLS FARGO OUTLOOK 2010 FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock

Percent of Net Assets		51.33%

AMUSEMENT & RECREATION SERVICES

Percent of Net Assets		0.05%
2,484	Alliance Gaming Corporation†	$36,266
996	Churchill Downs Incorporated	34,013

		$70,279

APPAREL & ACCESSORY STORES

Percent of Net Assets		0.27%
1,710	Cato Corporation Class A	$29,070
6,284	Charming Shoppes Incorporated†	18,223
1,895	DEB Shops Incorporated	36,858
6,815	Gap Incorporated	88,868
2,318	Kohl’s Corporation†	113,350
5,613	Limited Brands	66,682
2,647	Nordstrom Incorporated	45,025

		$398,076

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS

Percent of Net Assets		0.24%
7,136	Benetton Group SpA ADR	$98,263
2,447	Liz Claiborne Incorporated	69,005
2,024	VF Corporation	68,512
3,335	Wacoal Corporation ADR	129,398

		$365,178

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS

Percent of Net Assets		0.05%
984	AutoZone Incorporated†	$64,747
1,063	CarMax Incorporated†	15,998

		$80,745

BUILDING CONSTRUCTION–GENERAL CONTRACTORS & OPERATIVE BUILDERS

Percent of Net Assets		0.09%
18,151	Sekisui House Limited ADR	$128,042

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS

Percent of Net Assets		0.41%
15,298	Home Depot Incorporated	$358,738
5,045	Lowe’s Companies Incorporated	198,268
2,314	Sherwin-Williams Company	61,784

		$618,790

BUSINESS SERVICES

Percent of Net Assets		3.31%
2,947	Acacia Research–Acacia Technologies†	$3,831
7,679	Adecco SA ADR	57,976
2,382	Adobe Systems Incorporated	65,505
1,564	Aether Systems Incorporated†	5,161
4,513	Akamai Technologies Incorporated†	6,905
32,171	AOL Time Warner Incorporated†	364,175

Shares	Security Name	Value

807	Ariba Incorporated†	$2,364
3,817	Automatic Data Processing Incorporated	124,052
4,803	BEA Systems Incorporated†	46,685
3,507	BMC Software Incorporated†	68,035
1,892	CCC Information Services Group†	32,542
10,199	Cendant Corporation†	125,549
2,996	Citrix Systems Incorporated†	35,952
4,842	Computer Associates International Incorporated	64,640
1,709	Computer Sciences Corporation†	53,423
5,550	Compuware Corporation†	20,479
4,133	Concord EFS Incorporated†	45,876
2,668	Convergys Corporation†	32,816
3,164	Covansys Corporation†	9,808
3,679	Datastream Systems Incorporated†	21,743
1,803	Digital Insight Corporation†	18,030
2,251	eBay Incorporated†	176,523
2,801	Electro Rent Corporation†	28,850
3,527	Electronic Data Systems Corporation	54,915
1,268	Enterasys Networks Incorporated†	2,663
2,225	Equifax Incorporated	42,676
5,051	First Data Corporation	175,017
2,078	Fiserv Incorporated†	66,288
2,782	i2 Technologies Incorporated†	2,334
3,258	IMS Health Incorporated	48,870
5,200	Inktomi Corporation†	8,476
2,310	Insurance Auto Auctions Incorporated†	21,021
1,598	Interpool Incorporated	25,568
3,894	Interpublic Group of Companies Incorporated†	37,577
2,107	Interwoven Incorporated†	4,425
1,776	Intrado Incorporated†	12,308
1,979	Intuit Incorporated†	94,042
3,010	Keynote Systems Incorporated†	26,849
4,318	kforce Incorporated†	10,363
20,663	Kidde plc ADR	186,329
1,246	Mercury Interactive Corporation†	40,433
62,925	Microsoft Corporation	1,491,323
1,491	NCR Corporation†	29,000
3,177	Novell Incorporated†	8,260
1,473	Nuance Communications Incorporated†	3,712
1,324	Omnicom Group Incorporated	70,146
33,850	Oracle Corporation†	404,846
3,028	PeopleSoft Incorporated†	51,779
3,877	Red Hat Incorporated†	22,836
4,530	Rentokil Initial plc ADR	65,198
2,352	Reuters Group plc ADR	26,578
5,168	SAP AG ADR	108,011
1,807	Sapient Corporation†	3,397
5,088	Siebel Systems Incorporated†	43,909

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK 2010 FUND

Shares	Security Name	Value

Common Stock (Continued)
619	SoftBrands Incorporated†	$322
23,236	Sun Microsystems Incorporated†	79,932
4,881	Unisys Corporation†	45,198
1,519	VeriSign Incorporated†	11,711
4,104	Veritas Software Corporation†	69,891
2,089	WPP Group plc ADR	64,089
4,689	Yahoo! Incorporated†	97,766

		$4,968,978

CHEMICALS & ALLIED PRODUCTS

Percent of Net Assets		5.88%
8,870	Abbott Laboratories	$315,949
3,734	Abgenix Incorporated†	21,507
1,645	Acacia Research-CombiMatrix†	3,372
1,836	Air Products & Chemicals Incorporated	71,163
3,790	Akzo Nobel NV ADR	81,675
8,461	Amgen Incorporated†	462,309
873	Aphton Corporation†	2,182
3,619	Arqule Incorporated†	8,577
7,586	AstraZeneca plc ADR	243,662
3,823	Aventis SA ADR	172,264
1,096	Avery Dennison Corporation	62,910
1,979	Avon Products Incorporated	102,908
3,558	BASF AG ADR	130,152
5,177	Bayer AG ADR	69,475
1,732	Biogen Incorporated†	61,555
10,636	Bristol-Myers Squibb Company	247,819
3,810	Centerpulse ADR	72,390
2,491	Chiron Corporation†	90,971
2,020	Clorox Company	85,466
3,312	Colgate-Palmolive Company	166,626
3,344	Columbia Laboratories Incorporated†	10,534
6,189	Dow Chemical Company	168,960
6,073	E I Du Pont de Nemours & Company	222,697
943	Eastman Chemical Company	30,355
1,650	Ecolab Incorporated	80,933
6,466	Eli Lilly & Company	365,717
3,164	Forest Laboratories Incorporated†	157,567
2,388	Genentech Incorporated†	84,440
1,922	Geron Corporation†	3,248
6,275	Gillette Company	189,442
12,837	GlaxoSmithKline plc ADR	449,937
1,857	International Flavors & Fragrances Incorporated	58,236
3,166	King Pharmaceuticals Incorporated†	53,031
3,434	Medarex Incorporated†	9,581
2,701	MedImmune Incorporated†	81,057
13,046	Merck & Company Incorporated	688,177
2,222	MGI Pharma Incorporated†	22,264
12,756	Novartis AG ADR	466,614
3,893	Novo Nordisk A/S ADR	110,328

Shares	Security Name	Value

1,571	Penwest Pharmaceuticals Company†	$16,810
36,008	Pfizer Incorporated	1,073,759
8,415	Pharmacia Corporation	347,708
1,117	Praxair Incorporated	59,033
7,044	Procter & Gamble Company	576,622
3,914	Roche Holding AG ADR	235,093
2,454	Rohm & Haas Company	70,037
8,931	Schering-Plough Corporation	160,937
2,106	Sepracor Incorporated†	26,030
13,000	Shiseido Company Limited ADR	150,755
1,341	Sigma-Aldrich Corporation	58,763
1,995	Vical Incorporated†	5,047
1,610	Watson Pharmaceuticals Incorporated†	49,797
7,817	Wyeth	275,549

		$8,831,990

COAL MINING

Percent of Net Assets		0.05%
1,876	Penn Virginia Corporation	$69,431

COMMUNICATIONS

Percent of Net Assets		3.15%
2,176	Alltel Corporation	$94,482
5,336	AT&T Corporation	98,929
21,359	AT&T Wireless Services Incorporated†	126,232
3,742	Avaya Incorporated†	8,195
12,332	BellSouth Corporation	267,234
2,431	British Sky Broadcasting Group plc ADR†	97,070
4,431	BT Group plc ADR	113,212
1,785	CenturyTel Incorporated	48,909
1,262	Certegy Incorporated†	30,364
4,601	Clear Channel Communications Incorporated†	167,983
275	Comcast Corporation†	7,725
25,816	Comcast Corporation Class A†	754,344
11,683	Deutsche Telekom AG ADR	134,004
3,119	Extreme Networks Incorporated†	14,659
4,154	France Telecom SA ADR	91,720
3,083	Gray Television Incorporated	34,530
1,833	Lagardere SCA ADR	67,467
1,949	Lodgenet Entertainment Corporation†	15,787
4,431	mmO2 plc ADR†	32,524
7,320	Nextel Communications Incorporated Class A†	103,066
7,184	Nippon Telegraph & Telephone Corporation ADR	129,959
8,000	NTT DoCoMo Incorporated ADR	151,200
9,172	Qwest Communications International Incorporated†	32,836
11,012	Royal KPN NV ADR†	73,450
22,310	SBC Communications Incorporated	464,048

WELLS FARGO OUTLOOK 2010 FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)
3,001	Spanish Broadcasting System Incorporated Class A†	$18,276
6,724	Sprint Corporation (FON Group)	85,395
7,211	Sprint Corporation (PCS Group)†	28,556
5,401	TDC A/S ADR	62,922
7,942	Telefonica SA ADR†	229,277
2,524	Univision Communications Incorporated Class A†	62,519
15,525	Verizon Communications Incorporated	536,855
28,473	Vodafone Group plc ADR	515,361
700	Western Wireless Corporation†	4,270
3,828	XM Satellite Radio Holdings Incorporated Class A†	18,030

		$4,721,390

DOMESTIC DEPOSITORY INSTITUTIONS

Percent of Net Assets		4.22%
4,908	AmSouth Bancorporation	$101,105
9,341	Bank of America Corporation	646,771
4,523	Bank of New York Company Incorporated	103,034
7,231	Bank One Corporation	260,533
1,235	Bankunited Financial Corporation Class A†	21,724
1,840	Banner Corporation	29,127
3,773	BB&T Corporation	123,868
3,135	CFS Bancorp Incorporated	43,169
3,077	Charter One Financial Incorporated	88,956
34,258	Citigroup Incorporated	1,142,162
915	Comerica Incorporated	37,497
2,104	Community Trust Bancorp Incorporated	53,189
2,422	Dime Community Bancshares	51,976
3,262	Fifth Third Bancorp	173,245
1,137	First Republic Bank†	24,843
1,793	First Sentinel Bancorp Incorporated	25,371
856	FirstFed Financial Corporation†	25,680
2,174	Flagstar Bancorp Incorporated	52,720
6,581	FleetBoston Financial Corporation	161,629
4,550	Gold Banc Corporation Incorporated	44,727
1,087	Golden West Financial Corporation	78,699
4,019	Huntington Bancshares Incorporated	77,165
12,586	JP Morgan Chase & Company	285,450
3,166	KeyCorp	75,129
2,681	Mellon Financial Corporation	60,349
3,987	National City Corporation	110,121
4,102	NBT Bancorp Incorporated	71,867
1,621	Northern Trust Corporation	51,904

Shares	Security Name	Value

3,208	Northwest Bancorp Incorporated	$48,569

2,147	OceanFirst Financial Corporation	45,023
1,244	PNC Financial Services Group Incorporated	55,893
3,220	Regions Financial Corporation	104,264
5,980	Republic Bancorp Incorporated	73,554
2,686	Republic Bancorp Incorporated Class A	30,889
1,828	Republic Bancshares Incorporated†	36,615
3,333	Royal Bancshares of Pennsylvania	66,193
2,196	Seacoast Financial Services Corporation	42,273
3,979	SouthTrust Corporation	107,393
2,166	State Street Corporation	79,817
1,835	Sterling Financial Corporation	40,755
1,685	SunTrust Banks Incorporated	94,781
2,733	Synovus Financial Corporation	52,610
669	Umpqua Holdings Corporation	12,383
2,427	Union Planters Corporation	66,791
4,450	United Community Financial Corporation	38,849
14,776	US Bancorp	309,114
1,834	USB Holding Company Incorporated	29,344
8,576	Wachovia Corporation	304,276
4,701	Washington Mutual Incorporated	162,326
10,251	Wells Fargo & Company‡	464,883
3,014	West Coast Bancorp	47,471

		$6,336,076

EATING & DRINKING PLACES

Percent of Net Assets		0.20%
3,258	Darden Restaurants Incorporated	$58,025
7,939	McDonald’s Corporation	108,050
2,469	Wendy’s International Incorporated	62,540
2,962	Yum! Brands Incorporated†	70,525

		$299,140

ELECTRIC, GAS & SANITARY SERVICES

Percent of Net Assets		2.08%
4,906	AES Corporation†	$16,288
2,617	Allied Waste Industries Incorporated†	21,590
1,771	Ameren Corporation	69,051
5,100	BG Group plc ADR	98,787
5,752	Calpine Corporation†	16,048
3,870	CenterPoint Energy Incorporated	17,996
2,692	Cinergy Corporation	86,763
1,991	CMS Energy Corporation†	8,960
3,363	Constellation Energy Group Incorporated	88,178

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK 2010 FUND

Shares	Security Name	Value

Common Stock (Continued)
2,033	Dominion Resources Incorporated	$109,579
2,431	DTE Energy Company	100,741
6,007	Duke Energy Corporation	81,155
3,036	E.ON AG ADR	129,789
4,485	El Paso Corporation	21,797
9,204	Endesa SA ADR	110,908
4,955	Enel SpA ADR	146,866
2,492	Entergy Corporation	113,511
3,041	Exelon Corporation	149,465
3,190	FirstEnergy Corporation	94,105
1,645	FPL Group Incorporated	92,137
110,319	Hong Kong & China Gas Company Limited ADR	149,372
36,000	Hong Kong Electric Holdings Limited ADR	137,322
3,579	International Power plc ADR†	50,858
3,342	Middlesex Water Company	74,092
3,373	Mirant Corporation†	4,554
3,624	National Grid Transco plc ADR	116,222
4,110	NiSource Incorporated	69,623
1,461	Pinnacle West Capital Corporation	44,619
2,383	PPL Corporation	83,810
2,071	Progress Energy Incorporated	80,562
4,389	Scottish Power plc ADR	100,552
4,184	Sempra Energy	97,069
6,073	Southern Company	171,319
3,389	Southwestern Energy Company†	39,651
5,936	Suez SA ADR	78,177
193	Texas Genco Holdings Incorporated	3,165
6,227	United Utilities plc ADR	116,196
3,476	Waste Management Incorporated	69,172
4,459	Williams Companies Incorporated	16,989
3,660	Xcel Energy Incorporated	40,589

		$3,117,627

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT

Percent of Net Assets		3.75%
4,731	ADC Telecommunications Incorporated†	$10,597
4,558	Advanced Micro Devices Incorporated†	25,023
11,962	Agere Systems Incorporated Class B†	18,301
14,926	Alcatel SA ADR	105,825
3,658	Altera Corporation†	45,835
3,542	American Power Conversion Corporation†	55,397
2,946	Analog Devices Incorporated†	85,905
4,013	Applied Micro Circuits Corporation†	14,005

Shares	Security Name	Value

4,324	ASML Holding NV NY Shares†	$31,263

1,654	AstroPower Incorporated†	10,586
3,471	Atmel Corporation†	6,109
2,883	Broadcom Corporation Class A†	41,746
2,513	C-COR.net Corporation†	7,464
4,448	Canon Incorporated ADR	159,906
4,281	Chartered Semiconductor Manufacturing Limited ADR†	17,723
3,224	CIENA Corporation†	17,474
3,041	Comverse Technology Incorporated†	31,018
7,246	Conexant Systems Incorporated†	10,217
1,248	Cooper Industries Limited Class A	47,237
2,988	EchoStar Communications Corporation Class A†	78,674
2,116	Electrolux AB ADR†	73,975
1,861	Emerson Electric Company	87,597
8,323	Ericsson ADR†	54,016
2,186	Fujitsu Limited ADR	33,005
56,053	General Electric Company	1,348,075
2,260	GlobespanVirata Incorporated†	10,532
964	Hutchinson Technology Incorporated†	20,861
3,925	Infineon Technologies AG ADR†	25,395
38,562	Intel Corporation	665,195
1,210	Inter-Tel Incorporated	22,095
10,973	JDS Uniphase Corporation†	31,493
6,471	Koninklijke Philips Electronics NV NY Shares	108,066
2,498	Linear Technology Corporation	76,614
5,389	LSI Logic Corporation†	23,927
22,394	Lucent Technologies Incorporated†	36,726
13,356	Matsushita Electric Industrial Company Limited ADR	118,868
2,416	Maxim Integrated Products Incorporated	83,449
1,793	Maytag Corporation	43,211
2,473	McDATA Corporation Class A†	20,526
5,741	Micron Technology Incorporated†	45,871
12,000	Minebea Company Limited ADR	98,051
1,748	Molex Incorporated	38,928
17,344	Motorola Incorporated	146,036
7,257	MRV Communications Incorporated†	7,837
3,709	Mykrolis Corporation†	24,999
2,407	National Semiconductor Corporation†	41,232
4,378	Network Appliance Incorporated†	46,494
15,466	Nokia Oyj ADR	204,615

WELLS FARGO OUTLOOK 2010 FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)
1,855	Novellus Systems Incorporated†	$54,073

2,430	NVIDIA Corporation†	30,667
631	Omron Corporation ADR	101,675
8,103	Openwave Systems Incorporated†	11,587
1,786	Optical Communication Products Incorporated†	1,661
5,294	Pioneer Corporation ADR	113,556
1,391	QLogic Corporation†	49,255
5,155	Qualcomm Incorporated	178,260
2,849	RF Micro Devices Incorporated†	18,632
4,863	Sanmina-SCI Corporation†	20,911
2,475	Scientific-Atlanta Incorporated	32,497
1,262	Skyworks Solutions Incorporated†	8,809
4,166	Sony Corporation ADR	158,183
4,389	STMicroelectronics NV ADR	81,679
1,653	TDK Corporation ADR	70,550
4,802	Tellabs Incorporated†	29,196
11,528	Texas Instruments Incorporated	193,094
576	Turnstone Systems Incorporated†	1,613
2,270	Vitesse Semiconductor Corporation†	5,130
897	Whirlpool Corporation	44,186
2,882	Xilinx Incorporated†	65,998

		$5,629,206

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES

Percent of Net Assets		0.35%
9,723	ABB Limited ADR†	$20,613
2,961	Applera Corporation-Celera Genomics Group†	24,428
1,768	CDI Corporation†	40,222
730	Deltagen Incorporated†	183
1,781	Dun & Bradstreet Corporation†	63,938
3,507	First Consulting Group Incorporated†	20,341
1,901	Fluor Corporation	53,665
4,552	Halliburton Company	92,224
2,017	Monsanto Company	33,119
1,671	Moody’s Corporation	73,691
3,093	Paychex Incorporated	81,098
2,276	Per-Se Technologies Incorporated†	15,613

		$519,135

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT

Percent of Net Assets		0.33%
10,910	Corus Group plc ADR†	$31,094
1,959	Fortune Brands Incorporated	85,883
2,045	Illinois Tool Works Incorporated	121,820
3,385	Lockheed Martin Corporation	154,762

Shares	Security Name	Value

5,113	Masco Corporation	$93,977

		$487,536

FOOD & KINDRED PRODUCTS

Percent of Net Assets		2.00%
3,622	Anheuser-Busch Companies Incorporated	$168,423
5,531	Archer-Daniels-Midland Company	60,288
7,106	Cadbury Schweppes plc ADR	143,186
2,564	Campbell Soup Company	53,177
13,385	Coca-Cola Company	538,344
4,499	Coca-Cola Enterprises Incorporated	90,790
17,900	Compass Group plc ADR	77,534
4,779	ConAgra Foods Incorporated	110,252
5,034	Diageo plc ADR	198,038
2,200	General Mills Incorporated	94,314
2,915	Hercules Incorporated†	23,407
760	Hershey Foods Corporation	49,104
1,095	J&J Snack Foods Corporation†	31,700
1,891	JM Smucker Company	64,767
3,001	Kellogg Company	88,740
26,310	Kirin Brewery Company Limited ADR	193,379
2,523	National Beverage Corporation†	37,340
7,403	Nestle SA ADR	372,596
9,349	PepsiCo Incorporated	358,254
1,893	Sanderson Farms Incorporated	36,423
6,077	Sara Lee Corporation	120,325
1,727	WM Wrigley Jr Company	92,619

		$3,003,000

FOOD STORES

Percent of Net Assets		0.32%
3,028	Albertson’s Incorporated	$57,017
4,635	Coles Myer Limited ADR	128,158
2,650	Ito-Yokado Company Limited ADR	71,232
8,369	Koninklijke Ahold NV ADR	30,965
5,735	Kroger Company†	75,817
4,061	Starbucks Corporation†	95,230
1,958	Winn-Dixie Stores Incorporated	23,888

		$482,307

FOREIGN DEPOSITORY INSTITUTIONS

Percent of Net Assets		1.95%
12,457	ABN Amro Holding NV ADR	$195,824
6,331	Allied Irish Banks plc ADR	160,554
18,146	Banco Bilbao Vizcaya Argentaria SA ADR	152,971
7,146	Banco Comercial Portugues SA ADR	60,098
36,669	Banco Santander Central Hispano SA ADR	232,481
8,401	Barclays plc ADR	193,307
3,008	Bayerische Hypo-und Vereinsbank AG ADR†	28,854
8,776	BNP Paribas SA ADR	181,610

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK 2010 FUND

Shares	Security Name	Value

Common Stock (Continued)
2,935	Deutsche Bank AG	$119,455
6,800	HBOS plc ADR	212,714
7,632	HSBC Holdings plc ADR	409,533
6,382	Lloyds TSB Group plc ADR	142,957
2,724	National Australia Bank Limited ADR	241,047
25,015	National Bank of Greece SA ADR	61,537
9,766	Sanpaolo IMI SpA ADR	135,064
10,537	Societe Generale ADR	113,115
20,000	Sumitomo Mitsui Financial Group Incorporated ADR†	46,690
5,628	Westpac Banking Corporation ADR	239,865

		$2,927,676

FORESTRY

Percent of Net Assets		0.05%
1,632	Weyerhaeuser Company	$81,355

FURNITURE & FIXTURES

Percent of Net Assets		0.18%
836	Johnson Controls Incorporated	$65,175
3,568	Leggett & Platt Incorporated	68,006
2,565	Newell Rubbermaid Incorporated	72,333
3,022	Rockwell Collins Incorporated	59,382

		$264,896

GENERAL MERCHANDISE STORES

Percent of Net Assets		1.25%
3,779	Dollar General Corporation	$39,264
2,158	Federated Department Stores Incorporated†	55,029
1,420	Fred’s Incorporated	34,620
2,550	J C Penney Company Incorporated	50,618
2,265	May Department Stores Company	44,439
2,277	Mitsukoshi Limited ADR	55,661
2,331	Sears Roebuck & Company	50,769
5,483	Target Corporation	157,088
13,579	Tesco plc ADR	103,947
4,423	TJX Companies Incorporated	71,078
25,223	Wal-Mart Stores Incorporated	1,212,217

		$1,874,730

HEALTH SERVICES

Percent of Net Assets		0.24%
4,740	HCA Incorporated	$195,478
6,547	HEALTHSOUTH Corporation†	23,438
1,619	Human Genome Sciences Incorporated†	10,993
4,588	Tenet Healthcare Corporation†	83,364
1,634	Triad Hospitals Incorporated†	42,468

		$355,741

Shares	Security Name	Value

HOLDING & OTHER INVESTMENT OFFICES

Percent of Net Assets		0.13%
24,000	Mitsubishi Tokyo Financial Group ADR	$106,320
16,164	Sun Hung Kai Properties Limited Class A	90,984

		$197,304

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES

Percent of Net Assets		0.18%
2,767	Bed Bath & Beyond Incorporated†	$91,422
2,469	Best Buy Company Incorporated†	71,774
3,387	Circuit City Stores Incorporated	14,971
1,668	Guitar Center Incorporated†	34,061
2,272	RadioShack Corporation	44,622
2,573	Tweeter Home Entertainment Group Incorporated†	13,894

		$270,744

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES

Percent of Net Assets		0.17%
8,053	Accor SA ADR	$123,684
6,006	Hilton Hotels Corporation	66,006
2,306	Marriott International Incorporated Class A	69,687

		$259,377

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT

Percent of Net Assets		3.03%
2,079	3M Company	$260,644
912	American Standard Companies Incorporated†	62,481
4,054	Apple Computer Incorporated†	60,851
11,257	Applied Materials Incorporated†	146,116
3,559	Baker Hughes Incorporated	110,400
1,389	Black & Decker Corporation	50,976
2,505	Caterpillar Incorporated	117,735
43,333	Cisco Systems Incorporated†	605,795
1,778	Deere & Company	73,574
15,653	Dell Computer Corporation†	422,005
1,940	Dover Corporation	49,509
724	Eaton Corporation	51,368
1,837	Electroglas Incorporated†	2,149
17,935	EMC Corporation†	132,540
1,603	Emulex Corporation†	28,806
3,469	Gateway Incorporated†	7,562
1,140	Global Imaging Systems Incorporated†	21,101
21,186	Hewlett-Packard Company	335,798
2,188	Hitachi Limited ADR	91,830
9,784	IBM Corporation	762,663
2,486	Jabil Circuit Incorporated†	41,292
4,149	Juniper Networks Incorporated†	37,300

WELLS FARGO OUTLOOK 2010 FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)
2,068	Kadant Incorporated†	$28,745
5,823	Komatsu Limited ADR	89,444
1,128	Lexmark International Incorporated†	70,398
15,872	Makita Corporation ADR	106,977
15,247	NEC Corporation ADR	56,719
2,749	Pall Corporation	44,369
163	Palm Incorporated†	1,891
1,329	Parker-Hannifin Corporation	53,572
1,311	Pitney Bowes Incorporated	40,693
2,658	Rainbow Technologies Incorporated†	21,875
6,453	Safeguard Scientifics Incorporated†	8,259
4,613	Siemens AG ADR	183,274
6,795	Solectron Corporation†	21,404
1,577	Stanley Works	40,702
4,137	Symbol Technologies Incorporated	43,769
3,399	United Technologies Corporation	199,113
4,966	Vivendi Universal SA ADR	68,928

		$4,552,627

INSURANCE AGENTS, BROKERS & SERVICE

Percent of Net Assets		0.12%
2,182	AON Corporation	$42,440
3,551	Marsh & McLennan Companies Incorporated	144,526

		$186,966

INSURANCE CARRIERS

Percent of Net Assets		2.37%
6,614	Aegon NV ADR	$69,778
1,337	Aetna Incorporated	56,314
4,306	AFLAC Incorporated	134,563
7,906	Allianz AG ADR†	56,686
4,606	Allstate Corporation	145,688
17,407	American International Group Incorporated	857,991
10,161	AXA ADR	123,050
713	CIGNA Corporation	30,638
2,085	Cincinnati Financial Corporation	73,892
3,042	Cobalt Corporation†	40,307
1,643	Hartford Financial Services Group	59,362
8,036	ING Group NV ADR	107,923
1,095	Jefferson-Pilot Corporation	41,281
1,249	Lincoln National Corporation	35,384
1,942	Loews Corporation	84,885
1,215	MBIA Incorporated	46,328
5,700	MetLife Incorporated	149,169
824	MGIC Investment Corporation	32,515
4,433	Millea Holdings Incorporated ADR	152,717
2,070	Oxford Health Plans Incorporated†	57,960

Shares	Security Name	Value

2,583	Pico Holdings Incorporated†	$31,099
2,382	ProAssurance Corporation†	52,642
1,578	Progressive Corporation	82,072
3,675	Prudential Financial Incorporated	110,360
2,047	Safeco Corporation	67,305
1,807	St Paul Companies Incorporated	55,764
1,955	Swiss Reinsurance ADR	105,244
1,610	Torchmark Corporation	58,459
9,601	Travelers Property Casualty Corporation Class B	152,656
2,790	UnitedHealth Group Incorporated	231,291
2,557	UnumProvident Corporation	33,241
2,094	WellPoint Health Networks Incorporated†	142,413
1,142	XL Capital Limited Class A	81,013

		$3,559,990

JUSTICE, PUBLIC ORDER & SAFETY

Percent of Net Assets		0.02%
3,105	Wackenhut Corrections Corporation†	$28,287

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE

Percent of Net Assets		0.03%
3,673	Champion Enterprises Incorporated†	$7,566
2,940	Georgia-Pacific Corporation	44,129

		$51,695

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS

Percent of Net Assets		1.76%
2,976	Advanced Medical Optics Incorporated†	$34,373
5,620	Advantest Corporation ADR	61,595
3,817	Agilent Technologies Incorporated†	50,384
1,346	Allergan Incorporated	86,413
3,409	Applera Corporation-Applied Biosystems Group	62,555
1,500	Bausch & Lomb Incorporated	46,200
3,655	Baxter International Incorporated	103,765
2,627	Becton Dickinson & Company	90,369
3,043	Biomet Incorporated	91,990
3,498	Boston Scientific Corporation†	154,507
2,759	Credence Systems Corporation†	19,699
1,265	Danaher Corporation	82,250
2,691	Eastman Kodak Company	79,654
1,703	Energy Conversion Devices Incorporated†	15,634
4,362	Fuji Photo Film Company Limited ADR	137,665
2,356	Guidant Corporation	84,251
1,864	Ii-Vi Incorporated†	34,130

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK 2010 FUND

Shares	Security Name	Value

Common Stock (Continued)
1,746	Integra LifeSciences Holdings Corporation†	$33,855
1,961	Keithley Instruments Incorporated	22,355
1,532	KLA-Tencor Corporation†	54,769
7,338	Medtronic Incorporated	328,009
1,349	Millipore Corporation†	45,138
2,490	PerkinElmer Incorporated	21,115
1,176	Photon Dynamics Incorporated†	21,039
3,379	Pinnacle Systems Incorporated†	32,810
3,024	Raytheon Company	81,890
1,304	Ricoh Company Limited ADR	98,496
3,422	Rockwell Automation Incorporated	78,740
1,926	St Jude Medical Incorporated†	87,980
1,737	Stryker Corporation	113,252
2,240	Tektronix Incorporated†	37,005
2,589	Teradyne Incorporated†	30,007
2,949	Thermo Electron Corporation†	51,902
1,322	Trimble Navigation Limited†	22,144
2,201	Viasys Healthcare Incorporated†	27,909
1,781	Waters Corporation†	41,266
7,139	Xerox Corporation†	64,251
2,448	Zimmer Holdings Incorporated†	108,667

		$2,638,033

METAL MINING

Percent of Net Assets		0.29%
2,400	Freeport-McMoRan Copper & Gold Incorporated Class B†	$40,848
2,796	Newmont Mining Corporation	76,415
1,206	Phelps Dodge Corporation†	43,368
2,066	Rio Tinto plc ADR	167,966
23,949	Sons of Gwalia Limited ADR	101,731

		$430,328

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS

Percent of Net Assets		0.08%
4,230	Pechiney SA ADR	$53,256
1,996	Vulcan Materials Company	63,273

		$116,529

MISCELLANEOUS MANUFACTURING INDUSTRIES

Percent of Net Assets		0.26%
3,219	Hasbro Incorporated	$38,982
3,957	Mattel Incorporated	84,363
1,537	Steinway Musical Instruments†	22,917
1,829	Tiffany & Company	43,841
13,505	Tyco International Limited	199,874

		$389,977

MISCELLANEOUS RETAIL

Percent of Net Assets		0.40%
2,269	Amazon.Com Incorporated†	$49,941
3,575	Costco Wholesale Corporation†	109,109
3,598	CVS Corporation	89,590

Shares	Security Name	Value

4,420	Office Depot Incorporated†	$51,891
4,558	Staples Incorporated†	78,899
3,091	Toys R Us Incorporated†	24,975
6,697	Walgreen Company	188,454

		$592,859

MOTION PICTURES

Percent of Net Assets		0.17%
14,782	Walt Disney Company	$252,181

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING

Percent of Net Assets		0.28%
7,389	United Parcel Service Incorporated Class B	$425,163

NONDEPOSITORY CREDIT INSTITUTIONS

Percent of Net Assets		1.02%
8,222	American Express Company	$276,095
2,020	Capital One Financial Corporation	62,559
4,477	Charter Municipal Mortgage Acceptance Company	78,840
1,519	Countrywide Financial Corporation	81,100
4,563	FHLMC	249,368
5,258	FNMA	337,038
3,132	Household International Incorporated	87,477
9,415	MBNA Corporation	130,398
3,436	ORIX Corporation ADR	95,177
3,348	Providian Financial Corporation†	20,423
1,090	SLM Corporation	118,756

		$1,537,231

OIL & GAS EXTRACTION

Percent of Net Assets		1.43%
2,700	Anadarko Petroleum Corporation	$124,416
1,771	Apache Corporation	115,611
13,023	BHP Billiton Limited ADR	146,248
2,418	Burlington Resources Incorporated	112,074
2,189	Devon Energy Corporation	105,510
3,172	ENI SpA ADR	233,776
1,546	Kerr-McGee Corporation	63,757
2,620	Noble Corporation†	95,106
4,892	Occidental Petroleum Corporation	146,271
3,052	Pride International Incorporated†	44,254
7,644	Repsol YPF SA ADR	107,169
3,325	Rowan Companies Incorporated	65,270
3,844	Schlumberger Limited	159,949
5,970	Shell Transport & Trading Company plc ADR	207,338
5,230	Total Fina Elf SA ADR	343,873

WELLS FARGO OUTLOOK 2010 FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)
3,566	Transocean Incorporated†	$80,949

		$2,151,571

PAPER & ALLIED PRODUCTS

Percent of Net Assets		0.36%
1,963	Boise Cascade Corporation	$47,348
3,262	International Paper Company	114,268
2,754	Kimberly-Clark Corporation	126,216
2,734	MeadWestvaco Corporation	63,401
7,021	Stora Enso Oyj ADR	69,367
886	Temple-Inland Incorporated	37,123
2,981	UPM-Kymmene Oyj ADR	86,151

		$543,874

PERSONAL SERVICES

Percent of Net Assets		0.17%
2,130	Cintas Corporation	$71,504
1,707	CPI Corporation	21,867
1,895	G & K Services Incorporated Class A	48,114
1,639	H&R Block Incorporated	66,494
2,659	Unifirst Corporation	49,989

		$257,968

PETROLEUM REFINING & RELATED INDUSTRIES

Percent of Net Assets		2.16%
1,269	Amerada Hess Corporation	$56,509
14,398	BP plc ADR	548,708
6,499	ChevronTexaco Corporation	417,040
4,498	ConocoPhillips	228,049
44,337	Exxon Mobil Corporation	1,508,345
1,971	Headwaters Incorporated†	27,633
3,561	Marathon Oil Corporation	82,223
7,264	Royal Dutch Petroleum Company NY Shares	288,163
3,082	Unocal Corporation	81,211

		$3,237,881

PRIMARY METAL INDUSTRIES

Percent of Net Assets		0.31%
6,782	Alcoa Incorporated	$139,031
2,938	Allegheny Technologies Incorporated	8,785
3,123	Engelhard Corporation	64,802
2,649	General Cable Corporation†	10,305
3,023	Johnson Matthey plc ADR	78,232
7,904	Kubota Corporation ADR	99,986
1,259	Nucor Corporation	52,374
2,546	Oregon Steel Mills Incorporated†	5,983

		$459,498

PRINTING, PUBLISHING & ALLIED INDUSTRIES

Percent of Net Assets		1.02%
1,340	Dow Jones & Company Incorporated	$48,079
2,176	Gannett Company Incorporated	157,042
1,383	Knight-Ridder Incorporated	88,263
1,630	McGraw-Hill Companies Incorporated	91,671

Shares	Security Name	Value

1,981	New York Times Company Class A	$92,037
3,301	News Corporation Limited ADR	82,525
8,711	Pearson plc ADR	67,249
4,979	Reed Elsevier NV ADR	101,970
2,611	Reed Elsevier plc ADR	77,547
2,311	RR Donnelley & Sons Company	42,199
2,152	Toppan Printing Company Limited ADR	74,085
3,299	Tribune Company	147,960
12,532	Viacom Incorporated Class B†	465,313

		$1,535,940

RAILROAD TRANSPORTATION

Percent of Net Assets		0.19%
2,496	Burlington Northern Santa Fe Corporation	$62,400
1,460	CSX Corporation	39,216
3,695	Kansas City Southern†	44,894
3,668	Norfolk Southern Corporation	69,912
1,204	Union Pacific Corporation	66,449

		$282,871

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS

Percent of Net Assets		0.09%
1,736	Goodyear Tire & Rubber Company	$6,944
2,102	Nike Incorporated Class B	97,470
948	Sealed Air Corporation†	34,384

		$138,798

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES

Percent of Net Assets		0.97%
4,974	Amvescap plc ADR	$46,557
1,168	Bear Stearns Companies Incorporated	73,164
11,701	Charles Schwab Corporation	92,438
5,275	Credit Suisse Group ADR	98,115
2,430	Franklin Resources Incorporated	79,388
2,722	Friedman Billings Ramsey Group Class A†	24,144
3,278	Goldman Sachs Group Incorporated	227,657
3,967	Janus Capital Group Incorporated	46,930
1,885	Lehman Brothers Holdings Incorporated	104,372
5,784	Merrill Lynch & Company Incorporated	197,119
7,224	Morgan Stanley	266,204
10,720	Nomura Holdings Incorporated ADR	127,675
2,549	T Rowe Price Group Incorporated	65,560

		$1,449,323

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK 2010 FUND

Shares	Security Name	Value

Common Stock (Continued)

STONE, CLAY, GLASS & CONCRETE PRODUCTS

Percent of Net Assets		0.22%
7,254	Corning Incorporated†	$35,690
3,982	Hanson plc ADR	93,776
7,419	Holcim Limited ADR	120,227
5,223	Lafarge SA ADR	77,300

		$326,993

TOBACCO PRODUCTS

Percent of Net Assets		0.51%
11,809	Altria Group Incorporated	$456,418
4,932	British American Tobacco plc ADR	95,484
1,930	Swedish Match AB ADR	147,356

2,338	UST Incorporated	67,405

		$766,663

TRANSPORTATION BY AIR

Percent of Net Assets		0.26%
1,818	AMR Corporation†	$4,254
10,458	BAA plc ADR	71,326
2,961	FedEx Corporation	152,195
7,165	Japan Airlines System Corporation ADR†	78,786
6,649	Southwest Airlines Company	80,253

		$386,814

TRANSPORTATION EQUIPMENT

Percent of Net Assets		1.22%
7,543	BAE Systems plc ADR	$52,276
5,932	Boeing Company	163,486
5,385	DaimlerChrysler AG	164,619
2,347	Dana Corporation	20,090
5,340	Delphi Corporation	41,278
9,216	Fiat SpA ADR	72,253
13,493	Ford Motor Company	112,262
1,386	General Dynamics Corporation	82,134
3,499	General Motors Corporation	118,161
2,165	Genuine Parts Company	62,352
2,065	Goodrich Corporation	31,739
2,256	Harley-Davidson Incorporated	89,315
7,522	Honda Motor Company Limited ADR	138,179
6,287	Honeywell International Incorporated	143,909
1,359	ITT Industries Incorporated	76,417
1,532	Navistar International Corporation†	36,201
1,205	Northrop Grumman Corporation	104,474
1,445	PACCAR Incorporated	69,389
5,333	Toyota Motor Corporation ADR	253,211

		$1,831,745

TRANSPORTATION SERVICES

Percent of Net Assets		0.06%
573	Expedia Incorporated†	$39,990
1,807	Pegasus Solutions Incorporated†	17,510

Shares	Security Name	Value

1,924	Sabre Holdings Corporation†	$31,861

		$89,361

WATER TRANSPORTATION

Percent of Net Assets		0.07%
4,782	Carnival Corporation	$109,843

WHOLESALE TRADE–DURABLE GOODS

Percent of Net Assets		0.97%
1,285	Grainger WW Incorporated	$59,149
1,887	Imagistics International Incorporated†	36,004
17,020	Johnson & Johnson	892,699
1,355	Kyocera Corporation ADR	71,273
9,512	Mitsubishi Corporation ADR	127,283
1,164	Mitsui & Company Limited ADR	125,712
7,766	Nissan Motor Company Limited ADR	117,500
4,897	Visteon Corporation	31,096

		$1,460,716

WHOLESALE TRADE–NONDURABLE GOODS

Percent of Net Assets		0.59%
803	Brown-Forman Corporation Class B	$55,849
3,131	Cardinal Health Incorporated	179,375
1,568	Maui Land & Pineapple Company Incorporated†	29,024
3,039	McKesson Corporation	80,959
674	Nash Finch Company	3,255
3,043	Safeway Incorporated†	60,525
2,430	Supervalu Incorporated	33,826
5,174	Sysco Corporation	140,319
2,797	Unilever NV NY Shares	158,534
4,093	Unilever plc ADR	143,867

		$885,533
TOTAL COMMON STOCK (Cost $99,112,179)		$77,036,007

Real Estate Investment Trust

Percent of Net Assets		0.51%
4,010	Alexandria Real Estate Equities Incorporated	$166,615
1,508	Capstead Mortgage Corporation	19,001
5,666	Crown American Realty Trust	54,280
7,177	Koger Equity Incorporated	111,100
3,101	Mid-America Apartment Communities Incorporated	72,284
2,648	Parkway Properties Incorporated	96,519
1,378	Plum Creek Timber Company Incorporated	29,903
8,705	Thornburg Mortgage Incorporated	175,841
6,270	Winston Hotels Incorporated	45,019

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $789,598)		$770,562

WELLS FARGO OUTLOOK 2010 FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Interest Rate	Maturity Date	Principal	Value

US Treasury Obligations

Percent of Net Assets			46.80%

US TREASURY BONDS

Percent of Net Assets			2.31%
12.38%	5/15/04	$900,000	$1,018,405
13.75%	8/15/04	300,000	353,648
10.75%	8/15/05	1,200,000	1,459,687
12.75%	11/15/10	500,000	641,524

			$3,473,264

US TREASURY NOTES

Percent of Net Assets			44.49%
5.25%	5/15/04	$2,500,000	$2,618,750
7.25%	5/15/04	1,200,000	1,285,546
2.25%	7/31/04	1,390,000	1,407,809
6.00%	8/15/04	2,850,000	3,042,375
7.25%	8/15/04	800,000	868,438
7.88%	11/15/04	3,950,000	4,379,717
1.63%	1/31/05	5,960,000	5,974,668
6.50%	5/15/05	11,600,000	12,832,952
5.75%	11/15/05	3,100,000	3,423,200
5.63%	2/15/06	1,140,000	1,262,104
4.63%	5/15/06	2,870,000	3,101,282
6.88%	5/15/06	2,270,000	2,609,701
6.63%	5/15/07	100,000	116,797
6.13%	8/15/07	4,209,999	4,851,204
5.63%	5/15/08	5,100,000	5,804,039
4.75%	11/15/08	1,300,000	1,425,480
6.50%	2/15/10	1,000,000	1,202,969
5.75%	8/15/10	1,200,000	1,390,078
5.00%	2/15/11	1,750,000	1,940,381
5.00%	8/15/11	5,610,000	6,211,981
4.00%	11/15/12	1,000,000	1,025,742

			$66,775,213

Interest Rate	Maturity Date	Principal	Value
TOTAL US TREASURY OBLIGATIONS (Cost $67,328,021)			$70,248,477

Short-Term Investments

Percent of Net Assets			1.16%

US TREASURY BILLS

Percent of Net Assets			1.16%
1.12%^	3/20/03	$87,000	$86,950
1.13%^	4/24/03	351,000	350,398
1.16%^	5/8/03	1,298,000	1,295,156

TOTAL SHORT-TERM INVESTMENTS (Cost $1,732,631)			$1,732,504

TOTAL INVESTMENTS IN SECURITIES (Cost $168,962,429)*		99.80%	$149,787,550

Other Assets and Liabilities, Net		0.20	299,650

TOTAL NET ASSETS		100.00%	$150,087,200

†	Non-income earning securities.
^	Yield to maturity.
‡	Security of an affiliate of the fund with a cost of $477,345.
*	Cost for federal income tax purposes is $170,010,518 and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$6,549,483
Gross Unrealized Depreciation	(26,772,451)

Net Unrealized Depreciation	$(20,222,968)

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK 2020 FUND

Shares	Security Name	Value

Common Stock

Percent of Net Assets		65.34%

AMUSEMENT & RECREATION SERVICES

Percent of Net Assets		0.07%
2,844	Harrah’s Entertainment Incorporated†	$93,397
7,942	Park Place Entertainment Corporation†	57,182

		$150,579

APPAREL & ACCESSORY STORES

Percent of Net Assets		0.27%
13,274	Gap Incorporated	$173,092
4,155	Kohl’s Corporation†	203,180
8,779	Limited Brands	104,295
3,720	Nordstrom Incorporated	63,277
617	Payless ShoeSource Incorporated†	28,758
1,640	Ross Stores Incorporated	56,104

		$628,706

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS

Percent of Net Assets		0.34%
12,202	Benetton Group SpA ADR	$168,022
2,861	Jones Apparel Group Incorporated†	81,137
3,018	Liz Claiborne Incorporated	85,108
2,758	VF Corporation	93,358
8,996	Wacoal Corporation ADR	349,043

		$776,668

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS

Percent of Net Assets		0.08%
4,938	AutoNation Incorporated†	$65,330
1,566	AutoZone Incorporated†	103,043
1,462	CarMax Incorporated†	22,003

		$190,376

BUILDING CONSTRUCTION–GENERAL CONTRACTORS & OPERATIVE BUILDERS

Percent of Net Assets		0.13%
4,608	Clayton Homes Incorporated	$51,886
34,492	Sekisui House Limited ADR	243,317

		$295,203

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS

Percent of Net Assets		0.53%
1,720	Fastenal Company	$57,207
29,285	Home Depot Incorporated	686,733
10,273	Lowe’s Companies Incorporated	403,729
3,132	Sherwin-Williams Company	83,624

		$1,231,293

BUSINESS SERVICES

Percent of Net Assets		4.29%
3,938	3Com Corporation†	$16,500
15,344	Adecco SA ADR	115,847

Shares	Security Name	Value

3,331	Adobe Systems Incorporated	$91,602
1,400	Advent Software Incorporated†	20,188
6,787	Akamai Technologies Incorporated†	10,383
61,238	AOL Time Warner Incorporated†	693,214
1,824	Arbitron Incorporated†	56,854
1,884	Ariba Incorporated†	5,520
3,358	Autodesk Incorporated	48,657
7,319	Automatic Data Processing Incorporated	237,867
7,004	BEA Systems Incorporated†	68,078
4,370	BMC Software Incorporated†	84,778
5,072	Brocade Communications Systems Incorporated†	20,440
5,060	Cadence Design Systems Incorporated†	53,585
17,970	Cendant Corporation†	221,210
4,024	Ceridian Corporation†	55,531
1,611	Checkfree Corporation†	33,831
1,970	ChoicePoint Incorporated†	66,487
3,791	Citrix Systems Incorporated†	45,492
8,726	Computer Associates International Incorporated	116,492
2,046	Computer Sciences Corporation†	63,957
9,026	Compuware Corporation†	33,305
7,407	Concord EFS Incorporated†	82,217
3,936	Convergys Corporation†	48,412
2,199	Deluxe Corporation	88,620
3,720	DoubleClick Incorporated†	23,957
2,207	DST Systems Incorporated†	61,840
4,007	eBay Incorporated†	314,229
2,211	Echelon Corporation†	21,248
2,470	eFunds Corporation†	15,240
2,010	Electronic Arts Incorporated†	106,128
5,353	Electronic Data Systems Corporation	83,346

5,755	Enterasys Networks Incorporated†	12,086
916	Entrust Incorporated†	2,528
3,238	Equifax Incorporated	62,105
9,861	First Data Corporation	341,684
3,395	Fiserv Incorporated†	108,301
4,763	i2 Technologies Incorporated†	3,996
4,981	IMS Health Incorporated	74,715
6,820	Inktomi Corporation†	11,116
1,709	Internet Security Systems Incorporated†	19,602
6,658	Interpublic Group of Companies Incorporated†	64,250
3,059	Intuit Incorporated†	145,364
2,171	Macromedia Incorporated†	34,389
2,030	Manpower Incorporated	61,651
1,537	Mercury Interactive Corporation†	49,876
1,816	Micromuse Incorporated†	10,587
130,809	Microsoft Corporation	3,100,173
5,736	MPS Group Incorporated†	28,164

WELLS FARGO OUTLOOK 2020 FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)
2,077	NCR Corporation†	$40,398
3,185	Network Associates Incorporated†	47,138
5,062	Novell Incorporated†	13,161
2,092	Omnicom Group Incorporated	110,834
68,545	Oracle Corporation†	819,798
4,022	Parametric Technology Corporation†	8,527
4,171	PeopleSoft Incorporated†	71,324
1,323	RealNetworks Incorporated†	5,490
12,842	Rentokil Initial plc ADR	184,828
4,909	Reuters Group plc ADR	55,472
4,697	Robert Half International Incorporated†	62,893
1,462	RSA Security Incorporated†	10,351
10,609	SAP AG ADR	221,728
1,833	Sapient Corporation†	3,446
8,075	Siebel Systems Incorporated†	69,687
46,673	Sun Microsystems Incorporated†	160,555
5,114	Sungard Data Systems Incorporated†	100,644
3,044	Sybase Incorporated†	44,716
2,040	Symantec Corporation†	82,620
1,196	Synopsys Incorporated†	48,773
4,116	TIBCO Software Incorporated†	19,469
3,065	TMP Worldwide Incorporated†	28,045
5,708	Unisys Corporation†	52,856
3,614	VeriSign Incorporated†	27,864
5,843	Veritas Software Corporation†	99,506
3,575	Viad Corporation	74,718
9,299	Vignette Corporation†	14,134
1,899	webMethods Incorporated†	20,471
4,198	WPP Group plc ADR	128,791
8,184	Yahoo! Incorporated†	170,636

		$9,934,515

CHEMICALS & ALLIED PRODUCTS

Percent of Net Assets		7.70%
18,764	Abbott Laboratories	$668,374
3,568	Abgenix Incorporated†	20,552
2,948	Air Products & Chemicals Incorporated	114,264
7,306	Akzo Nobel NV ADR	157,444
16,016	Amgen Incorporated†	875,114
15,600	AstraZeneca plc ADR	501,072
7,579	Aventis SA ADR	341,510
1,371	Avery Dennison Corporation	78,695
3,407	Avon Products Incorporated	177,164
6,497	BASF AG ADR	237,660
9,373	Bayer AG ADR	125,786
2,103	Biogen Incorporated†	74,741
23,239	Bristol-Myers Squibb Company	541,469
1,382	Cabot Corporation	30,266
4,199	Centerpulse ADR	79,781
3,154	Chiron Corporation†	115,184
3,213	Clorox Company	135,942
6,755	Colgate-Palmolive Company	339,844

Shares	Security Name	Value

4,034	Crompton Corporation	$18,919
11,906	Dow Chemical Company	325,034

11,807	E I Du Pont de Nemours & Company	432,963
1,424	Eastman Chemical Company	45,839
2,215	Ecolab Incorporated	108,646
13,461	Eli Lilly & Company	761,354
1,717	Estee Lauder Companies Incorporated	48,162
5,416	Forest Laboratories Incorporated†	269,717
3,275	Genentech Incorporated†	115,804
3,234	Genzyme Corporation–General Division†	100,836
2,938	Gilead Sciences Incorporated†	99,892
13,626	Gillette Company	411,369
25,960	GlaxoSmithKline plc ADR	909,898
2,089	Great Lakes Chemical Corporation	44,057
2,778	ICN Pharmaceuticals Incorporated	26,724
1,829	IDEC Pharmaceuticals Corporation†	52,584
3,098	IMC Global Incorporated	27,293
1,994	ImClone Systems Incorporated†	26,580
2,272	International Flavors & Fragrances Incorporated	71,250
2,897	IVAX Corporation†	32,707
4,770	King Pharmaceuticals Incorporated†	79,898
1,501	Lubrizol Corporation	43,424
3,016	Medarex Incorporated†	8,415
3,836	MedImmune Incorporated†	115,118
27,314	Merck & Company Incorporated	1,440,814
4,070	Millennium Chemicals Incorporated	44,444
3,531	Mylan Laboratories Incorporated	100,810
24,158	Novartis AG ADR	883,700
5,623	Novo Nordisk A/S ADR	159,356
75,547	Pfizer Incorporated	2,252,812
16,951	Pharmacia Corporation	700,415
1,892	PPG Industries Incorporated	87,789
1,765	Praxair Incorporated	93,280
16,150	Procter & Gamble Company	1,322,039
2,918	Protein Design Labs Incorporated†	22,323
7,176	Roche Holding AG ADR	431,024
3,249	Rohm & Haas Company	92,726
18,314	Schering-Plough Corporation	330,018
2,513	Sepracor Incorporated†	31,061
21,000	Shiseido Company Limited ADR	243,527
1,355	Sigma-Aldrich Corporation	59,376
3,585	Solutia Incorporated	9,608
1,509	Valspar Corporation	61,778
2,413	Vertex Pharmaceuticals Incorporated†	26,664

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK 2020 FUND

Shares	Security Name	Value

Common Stock (Continued)
2,149	Watson Pharmaceuticals Incorporated†	$66,469
16,440	Wyeth	579,510

		$17,830,888

COAL MINING

Percent of Net Assets		0.02%
2,329	Arch Coal Incorporated	$46,347

COMMUNICATIONS

Percent of Net Assets		3.63%
2,900	Allegiance Telecom Incorporated†	$1,073
4,183	Alltel Corporation	181,626
3,992	American Tower Corporation Class A†	18,722
10,656	AT&T Corporation	197,562
36,385	AT&T Wireless Services Incorporated†	215,035
6,267	Avaya Incorporated†	13,725
23,641	BellSouth Corporation	512,300
4,746	British Sky Broadcasting Group plc ADR†	189,508
4,357	Broadwing Incorporated†	16,382
9,382	BT Group plc ADR	239,710
2,218	Cablevision Systems Corporation†	39,458
2,760	CenturyTel Incorporated	75,624
1,769	Certegy Incorporated†	42,562
9,127	Clear Channel Communications Incorporated†	333,227
2,861	Comcast Corporation†	80,365
19,397	Comcast Corporation Class A†	566,780
2,861	COX Communications Incorporated Class A†	84,829
3,929	Crown Castle International Corporation†	15,245
20,869	Deutsche Telekom AG ADR	239,367
3,365	Extreme Networks Incorporated†	15,816
7,200	France Telecom SA ADR	158,976
2,191	Hispanic Broadcasting Corporation†	46,099
5,673	Lagardere SCA ADR	208,807
6,362	Level 3 Communications Incorporated†	31,428
13,807	Nextel Communications Incorporated Class A†	194,403
14,531	Nippon Telegraph & Telephone Corporation ADR	262,866
15,000	NTT DoCoMo Incorporated ADR	283,500
21,694	Qwest Communications International Incorporated†	77,665
865	Redback Networks Incorporated†	571
41,772	SBC Communications Incorporated	868,858
13,659	Sprint Corporation (FON Group)	173,469

Shares	Security Name	Value

14,867	Sprint Corporation (PCS Group)†	$58,873
9,577	TDC A/S ADR	111,572
16,721	Telefonica SA ADR†	482,731
773	Telephone & Data Systems Incorporated	30,974
4,165	Univision Communications Incorporated Class A†	103,167
3,626	USA Interactive†	88,946
32,910	Verizon Communications Incorporated	1,138,028
56,076	Vodafone Group plc ADR	1,014,976

		$8,414,825

DOMESTIC DEPOSITORY INSTITUTIONS

Percent of Net Assets		5.47%
3,943	ABC Bancorp	$55,084
6,090	AmSouth Bancorporation	125,454
1,942	Associated Banc-Corp	67,174
18,048	Bank of America Corporation	1,249,644
8,373	Bank of New York Company Incorporated	190,737
13,512	Bank One Corporation	486,837
6,049	BB&T Corporation	198,589
2,120	BostonFed Bancorp Incorporated	55,014
1,370	Bryn Mawr Bank Corporation	49,306
1,981	Capitol Bancorp Limited	41,403
4,433	Cascade Bancorp	67,647
1,289	CB Bancshares Incorporated	58,198
3,839	Charter One Financial Incorporated	110,986
63,677	Citigroup Incorporated	2,122,991
744	City National Corporation	34,641
2,084	CoBiz Incorporated	29,176
2,631	Columbia Bancorp	64,880
868	Comerica Incorporated	35,571
1,456	Commerce Bancshares Incorporated	56,435
1,800	Commercial Federal Corporation	40,086
2,303	Compass Bancshares Incorporated	73,281
2,268	Connecticut Bancshares Incorporated	95,687
6,280	Fifth Third Bancorp	333,531
2,070	First Oak Brook Bancshares Incorporated	61,541
2,923	First Place Financial Corporation	48,230
1,605	First South Bancorp Incorporated	54,089
2,173	First Tennessee National Corporation	82,987
1,826	First Virginia Banks Incorporated	74,683
2,502	FirstMerit Corporation	49,314
12,205	FleetBoston Financial Corporation	299,755

WELLS FARGO OUTLOOK 2020 FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)
3,477	Fulton Financial Corporation	$63,800
2,013	German American Bancorp	39,535
2,018	Golden West Financial Corporation	146,103
1,765	Granite State Bankshares Incorporated	79,056
1,167	GreenPoint Financial Corporation	49,574
3,532	Hibernia Corporation Class A	64,000
20,244	Horizon Financial Corporation	294,753
3,944	Huntington Bancshares Incorporated	75,725
2,815	Interchange Financial Services Corporation	47,742
1,772	Itla Capital Corporation†	58,476
23,654	JP Morgan Chase & Company	536,473
4,598	KeyCorp	109,111
1,181	M & T Bank Corporation	93,323
3,274	Marshall & Ilsley Corporation	86,990
2,024	MASSBANK Corporation	57,684
4,902	Mellon Financial Corporation	110,344
1,406	Mercantile Bankshares Corporation	51,881
2,219	Merchants Bancshares Incorporated	54,232
7,870	National City Corporation	217,369
3,668	National Commerce Financial Corporation	89,059
2,602	North Fork Bancorporation Incorporated	83,888
2,651	Northern Trust Corporation	84,885
2,138	Peoples Bancorp Incorporated	51,098
1,716	PNC Financial Services Group Incorporated	77,100
3,610	Prosperity Bancshares Incorporated	64,547
3,628	Regions Financial Corporation	117,475
5,287	SouthTrust Corporation	142,696
6,256	Sovereign Bancorp Incorporated	84,956
2,395	State Bancorp Incorporated	43,230
2,458	State Street Corporation	90,577
1,968	Summit Bancshares Incorporated	37,943
1,569	Sun Bancorp Incorporated	28,305
2,904	SunTrust Banks Incorporated	163,351
4,360	Synovus Financial Corporation	83,930
1,027	TCF Financial Corporation	43,072
2,894	Trustmark Corporation	69,832
2,785	Union Planters Corporation	76,643
27,915	US Bancorp	583,982
3,148	Valley National Bancorp	80,746
16,227	Wachovia Corporation	575,734
11,426	Washington Mutual Incorporated	394,540
19,649	Wells Fargo & Company‡	891,082
1,740	Wilmington Trust Corporation	49,416

Shares	Security Name	Value

2,268	Yardville National Bancorp	$38,307
1,517	Zions Bancorporation	64,867

		$12,660,383

EATING & DRINKING PLACES

Percent of Net Assets		0.27%
2,460	Brinker International Incorporated†	$68,191
4,353	Darden Restaurants Incorporated	77,527
16,303	McDonald’s Corporation	221,884
2,081	Outback Steakhouse Incorporated	67,008
2,498	Wendy’s International Incorporated	63,274
5,332	Yum! Brands Incorporated†	126,955

		$624,839

EDUCATIONAL SERVICES

Percent of Net Assets		0.07%
3,500	Apollo Group Incorporated Class A†	$162,190

ELECTRIC, GAS & SANITARY SERVICES

Percent of Net Assets		2.68%
8,372	AES Corporation†	$27,795
2,700	Allegheny Energy Incorporated†	16,173
3,745	Allied Waste Industries Incorporated†	30,896
2,510	Ameren Corporation	97,865
4,529	American Electric Power Company Incorporated	98,642
9,400	BG Group plc ADR	182,078
6,512	Calpine Corporation†	18,168
6,206	CenterPoint Energy Incorporated	28,858
3,831	Cinergy Corporation	123,473
6,239	Citizens Communications Company†	61,205
58,626	CLP Holdings Limited ADR	240,542
2,875	CMS Energy Corporation†	12,938
2,634	Connecticut Water Service Incorporated	66,640
2,921	Consolidated Edison Incorporated	113,919
3,796	Constellation Energy Group Incorporated	99,531
3,177	Dominion Resources Incorporated	171,240
3,070	DTE Energy Company	127,221
10,455	Duke Energy Corporation	141,247
5,625	E.ON AG ADR	240,469
6,152	Edison International†	76,039
8,610	El Paso Corporation	41,845
15,796	Endesa SA ADR	190,342
1,872	EnergySouth Incorporated	49,496
4,125	Entergy Corporation	187,894
4,979	Exelon Corporation	244,718
5,354	FirstEnergy Corporation	157,943

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK 2020 FUND

Shares	Security Name	Value

Common Stock (Continued)
2,446	FPL Group Incorporated	$137,000
197,329	Hong Kong & China Gas Company Limited ADR	267,183
64,000	Hong Kong Electric Holdings Limited ADR	244,128
4,447	International Power plc ADR†	63,192
3,300	KeySpan Corporation	105,501
2,256	Kinder Morgan Incorporated	102,716
3,297	Middlesex Water Company	73,094
6,221	Mirant Corporation†	8,398
6,517	National Grid Transco plc ADR	209,000
4,558	NiSource Incorporated	77,213
2,300	NSTAR	92,966
6,592	PG&E Corporation†	84,048
1,697	Pinnacle West Capital Corporation	51,826
3,440	PPL Corporation	120,985
3,700	Progress Energy Incorporated	143,930
2,331	Public Service Enterprise Group Incorporated	80,723
4,894	Reliant Resources Incorporated†	19,821
5,109	RWE AG ADR	113,709
8,699	Scottish Power plc ADR	199,294
3,118	Sempra Energy	72,338
11,684	Southern Company	329,606
13,079	Suez SA ADR	172,250
310	Texas Genco Holdings Incorporated	5,084
3,343	TXU Corporation	53,388
12,703	United Utilities plc ADR	237,038
2,175	Unitil Corporation	56,768
6,763	Waste Management Incorporated	134,584
8,951	Williams Companies Incorporated	34,103
6,796	Xcel Energy Incorporated	75,368

		$6,212,431

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT

Percent of Net Assets		4.73%
11,174	ADC Telecommunications Incorporated†	$25,030
2,432	Advanced Fibre Communications Incorporated†	38,790
7,004	Advanced Micro Devices Incorporated†	38,452
20,883	Agere Systems Incorporated Class B†	31,950
24,874	Alcatel SA ADR	176,357
5,852	Altera Corporation†	73,326
4,575	American Power Conversion Corporation†	71,553
4,551	Analog Devices Incorporated†	132,707
2,475	Andrew Corporation†	18,884

Shares	Security Name	Value

6,682	Applied Micro Circuits Corporation†	$23,320
8,445	ASML Holding NV NY Shares†	61,057
5,759	Atmel Corporation†	10,136
4,038	Broadcom Corporation Class A†	58,470
9,478	Canon Incorporated ADR	340,734
8,461	Chartered Semiconductor Manufacturing Limited ADR†	35,029
5,588	CIENA Corporation†	30,287
3,352	Comverse Technology Incorporated†	34,190
6,133	Conexant Systems Incorporated†	8,648
956	Cooper Industries Limited Class A	36,185
2,016	Cree Incorporated†	34,312
3,169	Cypress Semiconductor Corporation†	20,313
4,484	EchoStar Communications Corporation Class A†	118,064
4,210	Emerson Electric Company	198,165
28,537	Ericsson ADR†	185,205
4,455	Gemstar-TV Guide International Incorporated†	15,771
120,654	General Electric Company	2,901,729
1,309	Harris Corporation	39,218
6,378	Infineon Technologies AG ADR†	41,266
2,712	Integrated Device Technology Incorporated†	23,594
79,752	Intel Corporation	1,375,722
1,655	International Rectifier Corporation†	36,989
21,032	JDS Uniphase Corporation†	60,362
13,640	Koninklijke Philips Electronics NV NY Shares	227,788
2,406	Lattice Semiconductor Corporation†	17,612
4,085	Linear Technology Corporation	125,287
6,034	LSI Logic Corporation†	26,791
43,677	Lucent Technologies Incorporated†	71,630
25,218	Matsushita Electric Industrial Company Limited ADR	224,440
3,517	Maxim Integrated Products Incorporated	121,477
2,180	Maytag Corporation	52,538
2,172	McDATA Corporation Class A†	18,028
9,957	Micron Technology Incorporated†	79,556
20,000	Minebea Company Limited ADR	163,418
3,432	Molex Incorporated	76,431
34,824	Motorola Incorporated	293,218
10,161	MRV Communications Incorporated†	10,974

WELLS FARGO OUTLOOK 2020 FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)
3,553	Mykrolis Corporation†	$23,947
3,000	National Semiconductor Corporation†	51,390
6,484	Network Appliance Incorporated†	68,860
1,323	Next Level Communications Incorporated†	1,508
2,400	Nidec Corporation ADR	132,000
34,455	Nokia Oyj ADR	455,840
2,081	Novellus Systems Incorporated†	60,661
3,630	NVIDIA Corporation†	45,811
1,112	Omron Corporation ADR	179,180
9,536	Openwave Systems Incorporated†	13,637
10,721	Pioneer Corporation ADR	229,965
1,911	Plexus Corporation†	18,823
4,000	PMC-Sierra Incorporated†	22,640
2,519	Polycom Incorporated†	25,266
3,570	Power-One Incorporated†	17,564
2,956	Powerwave Technologies Incorporated†	10,464
1,395	QLogic Corporation†	49,397
10,000	Qualcomm Incorporated	345,800
2,643	Rambus Incorporated†	40,121
3,529	RF Micro Devices Incorporated†	23,080
9,166	Sanmina-SCI Corporation†	39,414
3,633	Scientific-Atlanta Incorporated	47,701
2,152	Skyworks Solutions Incorporated†	15,021
9,756	Sonus Networks Incorporated†	17,170
8,059	Sony Corporation ADR	306,000
8,285	STMicroelectronics NV ADR	154,184
2,910	TDK Corporation ADR	124,199
5,940	Tellabs Incorporated†	36,115
22,605	Texas Instruments Incorporated	378,634
2,220	Triquint Semiconductor Incorporated†	6,704
1,373	Varian Semiconductor Equipment Associates Incorporated†	35,355
2,858	Vishay Intertechnology Incorporated†	28,866
3,686	Vitesse Semiconductor Corporation†	8,330
600	Whirlpool Corporation	29,556
4,356	Xilinx Incorporated†	99,752

		$10,947,958

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES

Percent of Net Assets		0.43%
2,565	Applera Corporation-Celera Genomics Group†	$21,161
2,613	Celgene Corporation†	57,227
2,911	CuraGen Corporation†	9,985
2,019	Dun & Bradstreet Corporation†	72,482
2,291	Fluor Corporation	64,675

Shares	Security Name	Value

2,268	Gene Logic Incorporated†	$11,453
6,529	Halliburton Company	132,278
3,419	Incyte Genomics Incorporated†	11,556
1,450	Landauer Incorporated	51,185
5,829	Millennium Pharmaceuticals Incorporated†	41,736
3,400	Monsanto Company	55,828
2,797	Moody’s Corporation	123,348
5,336	Paychex Incorporated	139,910
1,466	Quest Diagnostics Incorporated†	77,346
4,218	Quintiles Transnational Corporation†	52,303
7,486	ServiceMaster Company	73,138
1,169	UnitedGlobalCom Incorporated Class A†	3,133

		$998,744

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT

Percent of Net Assets		0.38%
28,456	Corus Group plc ADR†	$81,100
2,465	Crane Company	42,595
2,878	Fortune Brands Incorporated	126,172
3,309	Illinois Tool Works Incorporated	197,117
6,101	Lockheed Martin Corporation	278,938
8,775	Masco Corporation	161,285

		$887,207

FOOD & KINDRED PRODUCTS

Percent of Net Assets		2.78%
786	Adolph Coors Company	$37,807
9,292	Anheuser-Busch Companies Incorporated	432,079
11,356	Archer-Daniels-Midland Company	123,780
10,442	Cadbury Schweppes plc ADR	210,406
5,864	Campbell Soup Company	121,619
29,209	Coca-Cola Company	1,174,786
8,304	Coca-Cola Enterprises Incorporated	167,575
35,100	Compass Group plc ADR	152,036
8,695	ConAgra Foods Incorporated	200,594
2,059	Del Monte Foods Company†	16,843
9,553	Diageo plc ADR	375,815
2,299	Flowers Foods Incorporated	57,015
4,231	General Mills Incorporated	181,383
4,213	Heinz (H J) Company	129,339
3,300	Hercules Incorporated†	26,499
1,748	Hershey Foods Corporation	112,939
2,576	Hormel Foods Corporation	54,122
1,869	JM Smucker Company	64,013
5,994	Kellogg Company	177,243
52,950	Kirin Brewery Company Limited ADR	389,183
3,294	Kraft Foods Incorporated	97,535
3,606	McCormick & Company Incorporated	83,407
14,334	Nestle SA ADR	721,436

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK 2020 FUND

Shares	Security Name	Value

Common Stock (Continued)
3,881	Pepsi Bottling Group Incorporated	$90,233
3,040	PepsiAmericas Incorporated	37,149
20,325	PepsiCo Incorporated	778,854
10,864	Sara Lee Corporation	215,107
4,204	Tyson Foods Incorporated Class A	38,677
3,164	WM Wrigley Jr Company	169,685

		$6,437,159

FOOD STORES

Percent of Net Assets		0.39%
4,302	Albertson’s Incorporated	$81,007
8,816	Coles Myer Limited ADR	243,762
5,181	Ito-Yokado Company Limited ADR	139,265
12,890	Koninklijke Ahold NV ADR	47,693
10,334	Kroger Company†	136,615
6,370	Starbucks Corporation†	149,377
1,323	Whole Foods Market Incorporated†	67,566
3,069	Winn-Dixie Stores Incorporated	37,442

		$902,727

FOREIGN DEPOSITORY INSTITUTIONS

Percent of Net Assets		2.49%
19,207	ABN Amro Holding NV ADR	$301,934
12,708	Allied Irish Banks plc ADR	322,275
35,868	Banco Bilbao Vizcaya Argentaria SA ADR	302,367
15,674	Banco Comercial Portugues SA ADR	131,818
74,962	Banco Santander Central Hispano SA ADR	475,259
16,547	Barclays plc ADR	380,746
5,222	Bayerische Hypo-und Vereinsbank AG ADR†	50,092
16,839	BNP Paribas SA ADR	348,465
5,637	Deutsche Bank AG	229,426
13,100	HBOS plc ADR	409,788
15,027	HSBC Holdings plc ADR	806,349
12,434	Lloyds TSB Group plc ADR	278,522
5,372	National Australia Bank Limited ADR	475,368
52,674	National Bank of Greece SA ADR	129,578
22,365	Sanpaolo IMI SpA ADR	309,308
19,699	Societe Generale ADR	211,469
38,000	Sumitomo Mitsui Financial Group Incorporated ADR†	88,711
11,994	Westpac Banking Corporation ADR	511,184

		$5,762,659

FORESTRY

Percent of Net Assets		0.06%
2,586	Weyerhaeuser Company	$128,912

Shares	Security Name	Value

FURNITURE & FIXTURES

Percent of Net Assets		0.28%
1,821	Ethan Allen Interiors Incorporated	$52,936
2,916	Herman Miller Incorporated	45,577
3,330	HON Industries Incorporated	89,277
1,229	Johnson Controls Incorporated	95,813
1,586	Lear Corporation†	60,236
5,058	Leggett & Platt Incorporated	96,405
4,269	Newell Rubbermaid Incorporated	120,386
4,476	Rockwell Collins Incorporated	87,953

		$648,583

GENERAL MERCHANDISE STORES

Percent of Net Assets		1.72%
1,558	BJ’s Wholesale Club Incorporated†	$21,781
5,634	Dollar General Corporation	58,537
3,101	Family Dollar Stores Incorporated	87,510
3,507	Federated Department Stores Incorporated†	89,429
4,450	J C Penney Company Incorporated	88,333
4,558	May Department Stores Company	89,428
7,540	Mitsukoshi Limited ADR	184,315
4,266	Saks Incorporated†	32,806
3,942	Sears Roebuck & Company	85,857
11,302	Target Corporation	323,802
26,285	Tesco plc ADR	201,212
8,398	TJX Companies Incorporated	134,956
53,798	Wal-Mart Stores Incorporated	2,585,532

		$3,983,498

HEALTH SERVICES

Percent of Net Assets		0.42%
4,543	Caremark Rx Incorporated†	$79,321
1,598	Corvel Corporation†	52,622
1,616	Enzon Pharmaceuticals Incorporated†	20,281
1,400	Express Scripts Incorporated†	72,408
2,932	First Health Group Corporation†	70,691
7,178	HCA Incorporated	296,021
5,074	Health Management Associates Incorporated Class A	90,926
7,587	HEALTHSOUTH Corporation†	27,161
2,670	Human Genome Sciences Incorporated†	18,129
1,713	Immunomedics Incorporated†	4,745
3,257	Manor Care Incorporated†	59,701
6,582	Tenet Healthcare Corporation†	119,595
1,317	Universal Health Services Incorporated Class B†	51,152

		$962,753

WELLS FARGO OUTLOOK 2020 FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)

HOLDING & OTHER INVESTMENT OFFICES

Percent of Net Assets		0.08%
41,000	Mitsubishi Tokyo Financial Group ADR	$181,630

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES

Percent of Net Assets		0.18%
4,840	Bed Bath & Beyond Incorporated†	$159,914
4,459	Best Buy Company Incorporated†	129,623
4,660	Circuit City Stores Incorporated	20,597
2,853	Pier 1 Imports Incorporated	45,562
3,360	RadioShack Corporation	65,990

		$421,686

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES

Percent of Net Assets		0.24%
15,407	Accor SA ADR	$236,631
7,116	Hilton Hotels Corporation	78,205
1,925	Mandalay Resort Group†	48,587
3,542	Marriott International Incorporated Class A	107,039
3,745	Starwood Hotels & Resorts Worldwide Incorporated	84,674

		$555,136

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT

Percent of Net Assets		3.98%
4,464	3M Company	$559,651
2,392	AGCO Corporation†	38,846
1,325	American Standard Companies Incorporated†	90,776
6,926	Apple Computer Incorporated†	103,959
21,218	Applied Materials Incorporated†	275,410
4,124	Baker Hughes Incorporated	127,926
1,808	Black & Decker Corporation	66,354
4,506	Caterpillar Incorporated	211,782
1,311	CDW Computer Centers Incorporated†	57,238
90,288	Cisco Systems Incorporated†	1,262,226
1,133	Cooper Cameron Corporation†	58,916
3,500	Deere & Company	144,830
32,288	Dell Computer Corporation†	870,484
1,397	Diebold Incorporated	50,795
3,455	Dover Corporation	88,172
999	Eaton Corporation	70,879
32,613	EMC Corporation†	241,010
1,989	Emulex Corporation†	35,742
810	FMC Corporation†	12,579
2,605	FMC Technologies Incorporated†	51,970
5,966	Gateway Incorporated†	13,006
4,393	Grant Prideco Incorporated†	53,243
39,368	Hewlett-Packard Company	623,983

Shares	Security Name	Value

4,304	Hitachi Limited ADR	$80,639
20,356	IBM Corporation	1,586,750
2,080	Ingersoll-Rand Company Class A	82,056
1,607	International Game Technology†	126,278
4,144	Jabil Circuit Incorporated†	68,832
6,843	Juniper Networks Incorporated†	61,519
1,957	Kadant Incorporated†	27,202
10,412	Komatsu Limited ADR	159,934
2,826	Lam Research Corporation†	37,671
1,743	Lexmark International Incorporated†	108,781
28,051	Makita Corporation ADR	189,064
32,770	NEC Corporation ADR	121,904
2,639	Pall Corporation	42,593
526	Palm Incorporated†	6,102
1,552	Parker-Hannifin Corporation	62,561
2,889	Pitney Bowes Incorporated	89,675
3,606	Quantum Corporation†	11,792
1,559	Riverstone Networks Incorporated†	2,541
1,709	Sandisk Corporation†	28,506
9,134	Siemens AG ADR	362,894
2,256	Smith International Incorporated†	78,644
12,025	Solectron Corporation†	37,879
1,808	Stanley Works	46,664
2,371	Storage Technology Corporation†	54,841
5,375	Symbol Technologies Incorporated	56,868
5,853	United Technologies Corporation	342,869
9,704	Vivendi Universal SA ADR	134,692

		$9,219,528

INSURANCE AGENTS, BROKERS & SERVICE

Percent of Net Assets		0.17%
3,738	AON Corporation	$72,704
5,240	Humana Incorporated†	51,352
6,897	Marsh & McLennan Companies Incorporated	280,708

		$404,764

INSURANCE CARRIERS

Percent of Net Assets		2.93%
2,681	ACE Limited	$74,291
10,408	Aegon NV ADR	109,804
2,084	Aetna Incorporated	87,778
7,797	AFLAC Incorporated	243,656
14,291	Allianz AG ADR†	102,466
1,557	Allmerica Financial Corporation†	22,032
9,019	Allstate Corporation	285,271
1,500	AMBAC Financial Group Incorporated	73,275
32,163	American International Group Incorporated	1,585,314

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK 2020 FUND

Shares	Security Name	Value

Common Stock (Continued)
711	American National Insurance Company	$55,664
1,977	Anthem Incorporated†	117,849
16,339	AXA ADR	197,865
2,184	Ceres Group Incorporated†	3,407
947	Chubb Corporation	45,286
473	CIGNA Corporation	20,325

3,381	Cincinnati Financial Corporation	119,823
1,036	CNA Financial Corporation†	23,818
2,705	Hartford Financial Services Group	97,732
2,985	Health Net Incorporated†	74,953
16,471	ING Group NV ADR	221,206
1,727	Jefferson-Pilot Corporation	65,108
4,337	John Hancock Financial Services Incorporated	121,870
1,516	Lincoln National Corporation	42,948
2,142	Loews Corporation	93,627
1,740	MBIA Incorporated	66,346
10,188	MetLife Incorporated	266,620
801	MGIC Investment Corporation	31,607
8,420	Millea Holdings Incorporated ADR	290,069
2,692	Old Republic International Corporation	73,492
1,997	Oxford Health Plans Incorporated†	55,916
1,836	PMI Group Incorporated	49,756
4,863	Principal Financial Group Incorporated	134,073
2,616	Progressive Corporation	136,058
2,363	Protective Life Corporation	64,085
6,265	Prudential Financial Incorporated	188,138
1,354	Radian Group Incorporated	47,214
2,867	Safeco Corporation	94,267
3,284	St Paul Companies Incorporated	101,344
2,323	Stewart Information Services Corporation†	53,429
3,260	Swiss Reinsurance ADR	175,496
1,960	Torchmark Corporation	71,168
14,020	Travelers Property Casualty Corporation Class B	222,918
3,836	UnitedHealth Group Incorporated	318,004
2,414	Unitrin Incorporated	60,109
3,781	UnumProvident Corporation	49,153
2,035	WellPoint Health Networks Incorporated†	138,400
1,759	XL Capital Limited Class A	124,783
10,101	Zurich Financial Services AG ADR	85,663

		$6,783,476

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE

Percent of Net Assets		0.03%
4,348	Georgia-Pacific Corporation	$65,263

Shares	Security Name	Value

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS

Percent of Net Assets		1.95%
2,047	Advanced Medical Optics Incorporated†	$23,643
9,859	Advantest Corporation ADR	108,055

7,112	Agilent Technologies Incorporated†	93,878
2,015	Allergan Incorporated	129,363
4,627	Applera Corporation-Applied Biosystems Group	84,905
1,640	Bausch & Lomb Incorporated	50,512
7,252	Baxter International Incorporated	205,884
1,773	Beckman Coulter Incorporated	58,686
4,000	Becton Dickinson & Company	137,600
4,511	Biomet Incorporated	136,368
6,035	Boston Scientific Corporation†	266,566
1,279	CR Bard Incorporated	75,589
1,989	Danaher Corporation	129,325
2,062	Dentsply International Incorporated	71,923
4,292	Eastman Kodak Company	127,043
2,128	Endocardial Solutions Incorporated†	6,001
7,160	Fuji Photo Film Company Limited ADR	225,970
12,158	General Motors Corporation Class H†	123,890
3,869	Guidant Corporation	138,355
2,242	HealthTronics Surgical Services Incorporated†	20,088
1,914	KLA-Tencor Corporation†	68,426
14,482	Medtronic Incorporated	647,345
2,946	Microchip Technology Incorporated	74,976
1,265	Millipore Corporation†	42,327
2,058	Newport Corporation†	25,211
9,391	Olympus Optical Company Limited ADR	151,717
2,809	PerkinElmer Incorporated	23,820
5,129	Raytheon Company	138,893
2,894	Ricoh Company Limited ADR	218,595
4,476	Rockwell Automation Incorporated	102,993
2,655	St Jude Medical Incorporated†	121,280
2,899	Stryker Corporation	189,015
2,629	Tektronix Incorporated†	43,431
3,612	Teradyne Incorporated†	41,863
3,969	Thermo Electron Corporation†	69,854
1,833	Viasys Healthcare Incorporated†	23,242
2,376	Waters Corporation†	55,052
12,166	Xerox Corporation†	109,494
3,522	Zimmer Holdings Incorporated†	156,342

		$4,517,520

WELLS FARGO OUTLOOK 2020 FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)

METAL MINING

Percent of Net Assets		0.30%
6,064	Newmont Mining Corporation	$165,729
1,958	Phelps Dodge Corporation†	70,410
3,625	Rio Tinto plc ADR	294,713
40,640	Sons of Gwalia Limited ADR	172,631

		$703,483

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS

Percent of Net Assets		0.08%
7,109	Pechiney SA ADR	$89,502
2,832	Vulcan Materials Company	89,774

		$179,276

MISCELLANEOUS MANUFACTURING INDUSTRIES

Percent of Net Assets		0.30%
2,591	Callaway Golf Company	$29,745
4,367	Hasbro Incorporated	52,884
7,118	Mattel Incorporated	151,756
3,119	Tiffany & Company	74,762
25,542	Tyco International Limited	378,022

		$687,169

MISCELLANEOUS RETAIL

Percent of Net Assets		0.51%
3,582	Amazon.Com Incorporated†	$78,840
3,882	Cash America International Incorporated	34,627
6,279	Costco Wholesale Corporation†	191,635
5,973	CVS Corporation	148,728
2,533	Dollar Tree Stores Incorporated†	52,306
6,627	Office Depot Incorporated†	77,801
6,530	Rite Aid Corporation†	15,672
8,087	Staples Incorporated†	139,986
4,238	Toys R Us Incorporated†	34,243
14,449	Walgreen Company	406,595

		$1,180,433

MOTION PICTURES

Percent of Net Assets		0.35%
31,500	Liberty Media Corporation Class A†	$289,485
30,709	Walt Disney Company	523,896

		$813,381

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING

Percent of Net Assets		0.39%
2,094	CNF Incorporated	$60,244
14,783	United Parcel Service Incorporated Class B	850,613

		$910,857

NONDEPOSITORY CREDIT INSTITUTIONS

Percent of Net Assets		1.24%
17,045	American Express Company	$572,371
3,277	Capital One Financial Corporation	101,489

Shares	Security Name	Value

2,011	Countrywide Financial Corporation	$107,367
8,695	FHLMC	475,182
12,063	FNMA	773,238
5,143	Household International Incorporated	143,644
18,430	MBNA Corporation	255,256
8,151	Metris Companies Incorporated	12,227
5,392	ORIX Corporation ADR	149,358
3,853	Providian Financial Corporation†	23,503
2,068	SLM Corporation	225,309
3,727	World Acceptance Corporation†	31,866

		$2,870,810

OIL & GAS EXTRACTION

Percent of Net Assets		1.83%
3,903	Anadarko Petroleum Corporation	$179,850
2,344	Apache Corporation	153,016
24,039	BHP Billiton Limited ADR	269,958
3,065	BJ Services Company†	105,344
3,631	Burlington Resources Incorporated	168,297
3,292	Devon Energy Corporation	158,674
546	Diamond Offshore Drilling Incorporated	11,985
6,829	ENI SpA ADR	503,297
2,880	ENSCO International Incorporated	80,582
2,676	EOG Resources Incorporated	110,519
2,500	Houston Exploration Company†	68,000
1,894	Kerr-McGee Corporation	78,109
2,400	Newfield Exploration Company†	81,840
1,741	Noble Corporation†	63,198
2,067	Noble Energy Incorporated	72,965
6,484	Occidental Petroleum Corporation	193,872
3,105	Pioneer Natural Resources Company†	81,196
3,000	Pride International Incorporated†	43,500
18,412	Repsol YPF SA ADR	258,136
2,420	Rowan Companies Incorporated	47,505
6,591	Schlumberger Limited	274,252
11,682	Shell Transport & Trading Company plc ADR	405,716
875	Tidewater Incorporated	26,793
10,759	Total Fina Elf SA ADR	707,404
2,477	Transocean Incorporated†	56,228
2,134	Varco International Incorporated†	40,461

		$4,240,697

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK 2020 FUND

Shares	Security Name	Value

Common Stock (Continued)

PAPER & ALLIED PRODUCTS

Percent of Net Assets		0.42%
1,900	Boise Cascade Corporation	$45,828
1,143	Bowater Incorporated	43,377
5,961	International Paper Company	208,814
5,795	Kimberly-Clark Corporation	265,585
3,919	MeadWestvaco Corporation	90,882
10,625	Stora Enso Oyj ADR	104,975
838	Temple-Inland Incorporated	35,112
6,310	UPM-Kymmene Oyj ADR	182,359

		$976,932

PERSONAL SERVICES

Percent of Net Assets		0.09%
3,339	Cintas Corporation	$112,090
2,377	H&R Block Incorporated	96,435

		$208,525

PETROLEUM REFINING & RELATED INDUSTRIES

Percent of Net Assets		2.70%
1,531	Amerada Hess Corporation	$68,175
1,422	Ashland Incorporated	39,546
28,270	BP plc ADR	1,077,370
13,265	ChevronTexaco Corporation	851,215
7,617	ConocoPhillips	386,182
84,068	Exxon Mobil Corporation	2,859,993
5,417	Marathon Oil Corporation	125,079
1,376	Murphy Oil Corporation	59,209
13,967	Royal Dutch Petroleum Company NY Shares	554,071
1,608	Sunoco Incorporated	56,907
4,260	Unocal Corporation	112,251
2,568	WD-40 Company	59,554

		$6,249,552

PRIMARY METAL INDUSTRIES

Percent of Net Assets		0.45%
4,800	AK Steel Holding Corporation†	$26,352
12,294	Alcoa Incorporated	252,027
3,372	Allegheny Technologies Incorporated	10,082
3,120	Engelhard Corporation	64,740
12,671	Johnson Matthey plc ADR	327,912
15,352	Kubota Corporation ADR	194,203
1,813	Nucor Corporation	75,421
1,995	Precision Castparts Corporation	47,082
3,266	United States Steel Corporation	37,951

		$1,035,770

PRINTING, PUBLISHING & ALLIED INDUSTRIES

Percent of Net Assets		1.34%
3,639	Belo Corporation Class A	$78,420
2,036	Dow Jones & Company Incorporated	73,052
4,210	Gannett Company Incorporated	303,836
1,789	Knight-Ridder Incorporated	114,174
2,770	McGraw-Hill Companies Incorporated	155,785

Shares	Security Name	Value

2,952	New York Times Company Class A	$137,150
6,794	News Corporation Limited ADR	169,850
17,996	Pearson plc ADR	138,929
2,981	Reader’s Digest Association Incorporated	32,225
7,491	Reed Elsevier NV ADR	153,416
6,605	Reed Elsevier plc ADR	196,169
2,524	Reynolds & Reynolds Company	61,712
3,280	RR Donnelley & Sons Company	59,893
3,713	Toppan Printing Company Limited ADR	127,823
5,557	Tribune Company	249,231
1,734	Valassis Communications Incorporated†	39,501
23,943	Viacom Incorporated Class B†	889,004
187	Washington Post Company Class B	133,425

		$3,113,595

RAILROAD TRANSPORTATION

Percent of Net Assets		0.20%
4,375	Burlington Northern Santa Fe Corporation	$109,375
2,110	CSX Corporation	56,675
3,906	Kansas City Southern†	47,458
6,579	Norfolk Southern Corporation	125,396
2,298	Union Pacific Corporation	126,827

		$465,731

REAL ESTATE

Percent of Net Assets		0.06%
4,620	Catellus Development Corporation†	$92,308
1,700	LNR Property Corporation	56,202

		$148,510

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS

Percent of Net Assets		0.16%
5,269	Bridgestone Corporation ADR	$18,996
2,720	Goodyear Tire & Rubber Company	10,880
3,661	Nike Incorporated Class B	169,761
1,376	Sealed Air Corporation†	49,908
2,441	Tupperware Corporation	30,439

		$379,984

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES

Percent of Net Assets		1.09%
1,329	AG Edwards Incorporated	$35,444
9,322	Amvescap plc ADR	87,254
1,221	Bear Stearns Companies Incorporated	76,483
20,509	Charles Schwab Corporation	162,021
10,029	Credit Suisse Group ADR	186,539
3,781	E*TRADE Group Incorporated†	15,880

WELLS FARGO OUTLOOK 2020 FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)
1,429	Federated Investors Incorporated Class B	$36,182
3,453	Franklin Resources Incorporated	112,810
5,668	Goldman Sachs Group Incorporated	393,643
4,965	Janus Capital Group Incorporated	58,736
1,923	Knight Trading Group Incorporated†	9,365
1,174	Legg Mason Incorporated	57,796
2,755	Lehman Brothers Holdings Incorporated	152,544
10,393	Merrill Lynch & Company Incorporated	354,193
12,969	Morgan Stanley	477,908
20,101	Nomura Holdings Incorporated ADR	239,403
2,511	T Rowe Price Group Incorporated	64,583

		$2,520,784

STONE, CLAY, GLASS & CONCRETE PRODUCTS

Percent of Net Assets		0.29%
975	Cabot Microelectronics Corporation†	$40,950
15,440	Corning Incorporated†	75,965
7,254	Hanson plc ADR	170,832
14,102	Holcim Limited ADR	228,527
10,002	Lafarge SA ADR	148,030

		$664,304

TEXTILE MILL PRODUCTS

Percent of Net Assets		0.03%
1,300	Mohawk Industries Incorporated†	$64,194

TOBACCO PRODUCTS

Percent of Net Assets		0.68%
23,310	Altria Group Incorporated	$900,932
11,778	British American Tobacco plc ADR	228,022
1,348	RJ Reynolds Tobacco Holdings Incorporated	53,799
4,070	Swedish Match AB ADR	310,745
2,765	UST Incorporated	79,715

		$1,573,213

TRANSPORTATION BY AIR

Percent of Net Assets		0.31%
3,588	AMR Corporation†	$8,396
21,085	BAA plc ADR	143,804
2,844	Delta Air Lines Incorporated	23,890
4,691	FedEx Corporation	241,117
13,681	Japan Airlines System Corporation ADR†	150,436
2,337	Northwest Airlines Corporation†	13,858
11,708	Southwest Airlines Company	141,316

		$722,817

Shares	Security Name	Value

TRANSPORTATION EQUIPMENT

Percent of Net Assets		1.52%
12,920	BAE Systems plc ADR	$89,541
10,734	Boeing Company	295,829
10,520	DaimlerChrysler AG	321,596
3,742	Dana Corporation	32,032
9,033	Delphi Corporation	69,825
20,861	Fiat SpA ADR	163,550
26,894	Ford Motor Company	223,758
2,069	General Dynamics Corporation	122,609
7,126	General Motors Corporation	240,645
3,508	Genuine Parts Company	101,030
2,688	Goodrich Corporation	41,315
4,275	Harley-Davidson Incorporated	169,247
14,819	Honda Motor Company Limited ADR	272,225
11,460	Honeywell International Incorporated	262,319
1,892	ITT Industries Incorporated	106,387
1,943	Navistar International Corporation†	45,913
2,047	Northrop Grumman Corporation	177,475
2,216	PACCAR Incorporated	106,412
1,262	SPX Corporation†	45,912
3,148	Standard Motor Products Incorporated	43,757
2,237	Textron Incorporated	80,823
10,837	Toyota Motor Corporation ADR	514,541

		$3,526,741

TRANSPORTATION SERVICES

Percent of Net Assets		0.03%
1,492	GATX Corporation	$23,036
2,216	Sabre Holdings Corporation†	36,697

		$59,733

WATER TRANSPORTATION

Percent of Net Assets		0.10%
9,720	Carnival Corporation	$223,268

WHOLESALE TRADE–DURABLE GOODS

Percent of Net Assets		1.35%
2,741	Apogent Technologies Incorporated†	$42,760
2,067	Arrow Electronics Incorporated†	29,723
2,700	Cytyc Corporation†	34,371
1,596	Grainger WW Incorporated	73,464
1,736	Imagistics International Incorporated†	33,123
36,007	Johnson & Johnson	1,888,567
2,867	Kyocera Corporation ADR	150,804
18,846	Mitsubishi Corporation ADR	252,184
2,318	Mitsui & Company Limited ADR	250,344
14,929	Nissan Motor Company Limited ADR	225,876
2,859	Omnicare Incorporated	72,276

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK 2020 FUND

Shares	Security Name	Value

Common Stock (Continued)
1,272	Sycamore Networks Incorporated†	$3,892
1,043	Tech Data Corporation†	23,593
5,473	Visteon Corporation	34,754

		$3,115,731

WHOLESALE TRADE–NONDURABLE GOODS

Percent of Net Assets		0.73%
1,900	AmerisourceBergen Corporation	$104,500
846	Brown-Forman Corporation Class B	58,839
6,013	Cardinal Health Incorporated	344,485
4,891	McKesson Corporation	130,296
4,894	Safeway Incorporated†	97,342
4,548	Smurfit-Stone Container Corporation†	60,216
2,897	Supervalu Incorporated	40,326
10,118	Sysco Corporation	274,400
5,332	Unilever NV NY Shares	302,218
8,052	Unilever plc ADR	283,028

		$1,695,650
TOTAL COMMON STOCK (Cost $197,967,939)		$151,299,586

Real Estate Investment Trust

Percent of Net Assets		0.76%
8,464	Annaly Mortgage Management Incorporated	$153,283
3,879	Apartment Investment & Management Company	142,631
7,106	Archstone-Smith Trust	156,687
4,318	AvalonBay Communities Incorporated	158,514
78	Capital Automotive	1,945
7,352	Duke Realty Corporation	190,784
8,512	Equity Office Properties Trust	208,799
6,966	Equity Residential	169,134
7,619	Host Marriott Corporation†	52,723
3,900	iStar Financial Incorporated	110,760
3,585	Plum Creek Timber Company Incorporated	77,795
5,981	Simon Property Group Incorporated	207,182
3,994	Vornado Realty Trust	139,790

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,922,674)		$1,770,027

Interest Rate	Maturity Date	Principal
US Treasury Obligations

Percent of Net Assets			32.64%

US TREASURY BONDS

Percent of Net Assets			0.89%
7.25%	5/15/16	$600,000	$781,453

Interest Rate	Maturity Date	Principal	Value
8.00%	11/15/21	$620,000	$880,400
5.25%	11/15/28	370,000	394,397

			$2,056,250

US TREASURY NOTES

Percent of Net Assets			31.75%
3.63%	3/31/04	$1,720,000	$1,763,740
5.25%	5/15/04	1,500,000	1,571,250
7.25%	5/15/04	2,600,000	2,785,351
6.00%	8/15/04	7,500,000	8,006,250
1.88%	9/30/04	6,980,000	7,035,351
5.88%	11/15/04	3,000,000	3,225,702
6.50%	5/15/05	6,410,000	7,091,312
6.75%	5/15/05	9,620,000	10,687,974
5.75%	11/15/05	2,900,000	3,202,348
7.00%	7/15/06	1,690,000	1,957,760
3.50%	11/15/06	2,290,000	2,391,797
6.13%	8/15/07	4,500,000	5,185,372
3.00%	11/15/07	3,680,000	3,744,400
4.75%	11/15/08	3,200,000	3,508,874
6.00%	8/15/09	2,200,000	2,571,164
5.75%	8/15/10	1,350,000	1,563,837
5.00%	8/15/11	4,130,000	4,573,170
4.00%	11/15/12	2,570,000	2,636,157

			$73,501,809
TOTAL US TREASURY OBLIGATIONS (Cost $72,761,014)			$75,558,059

Short-Term Investments

Percent of Net Assets			1.20%

US TREASURY BILLS

Percent of Net Assets			1.20%
1.13%^	4/24/03	$238,000	$237,591
1.15%^	5/8/03	2,545,000	2,539,424

TOTAL SHORT-TERM INVESTMENTS (Cost $2,777,263)			$2,777,015

TOTAL INVESTMENTS IN SECURITIES (Cost $275,428,890)*		99.94%	$231,404,687

Other Assets and Liabilities, Net		0.06	131,174

TOTAL NET ASSETS		100.00%	$231,535,861

†	Non-income earning securities.
^	Yield to maturity.
‡	Security of an affiliate of the fund with a cost of $897,686.
*	Cost for federal income tax purposes is $276,727,000 and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$8,372,802
Gross Unrealized Depreciation	(53,695,115)

Net Unrealized Depreciation	($45,322,313)

The accompanying notes are an integral part of these financial statements.

WELLS FARGO OUTLOOK 2030 FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock

Percent of Net Assets		76.47%

AGRICULTURAL PRODUCTION-CROPS

Percent of Net Assets		0.03%
1,081	Dole Food Company Incorporated	$35,456

AMUSEMENT & RECREATION SERVICES

Percent of Net Assets		0.05%
1,515	Harrah’s Entertainment Incorporated†	$49,752
3,000	Park Place Entertainment Corporation†	21,600

		$71,352

APPAREL & ACCESSORY STORES

Percent of Net Assets		0.32%
1,405	Abercrombie & Fitch Company†	$38,637
8,036	Gap Incorporated	104,789
2,890	Kohl’s Corporation†	141,321
5,254	Limited Brands	62,417
2,045	Nordstrom Incorporated	34,785
275	Payless ShoeSource Incorporated†	12,817
1,024	Ross Stores Incorporated	35,031

		$429,797

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS

Percent of Net Assets		0.38%
11,208	Benetton Group SpA ADR	$154,334
1,718	Jones Apparel Group Incorporated†	48,722
1,642	Liz Claiborne Incorporated	46,304
1,704	VF Corporation	57,680
5,018	Wacoal Corporation ADR	194,698

		$501,738

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS

Percent of Net Assets		0.09%
3,355	AutoNation Incorporated†	$44,386
897	AutoZone Incorporated†	59,022
907	CarMax Incorporated†	13,650

		$117,058

BUILDING CONSTRUCTION–GENERAL CONTRACTORS & OPERATIVE BUILDERS

Percent of Net Assets		0.27%
610	Centex Corporation	$33,720
1,623	Clayton Homes Incorporated	18,274
1,800	DR Horton Incorporated	32,958
900	KB Home	42,210
700	Lennar Corporation	37,793
800	Pulte Homes Incorporated	40,664
21,953	Sekisui House Limited ADR	154,863

		$360,482

Shares	Security Name	Value

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS

Percent of Net Assets		0.61%
1,010	Fastenal Company	$33,592
19,992	Home Depot Incorporated	468,812
6,854	Lowe’s Companies Incorporated	269,362
1,841	Sherwin-Williams Company	49,154

		$820,920

BUSINESS SERVICES

Percent of Net Assets		4.97%
4,330	3Com Corporation†	$18,143
10,176	Adecco SA ADR	76,829
2,001	Adobe Systems Incorporated	55,027
1,040	Affiliated Computer Services Incorporated Class A†	46,623
41,814	AOL Time Warner Incorporated†	473,334
1,012	Arbitron Incorporated†	31,544
1,616	Ariba Incorporated†	4,734
3,390	Ascential Software Corporation†	10,407
2,042	Autodesk Incorporated	29,588
5,076	Automatic Data Processing Incorporated	164,970
4,256	BEA Systems Incorporated†	41,368
2,639	BMC Software Incorporated†	51,196
3,312	Brocade Communications Systems Incorporated†	13,347
3,007	Cadence Design Systems Incorporated†	31,844
11,077	Cendant Corporation†	136,357
2,507	Ceridian Corporation†	34,596
1,185	ChoicePoint Incorporated†	39,993
2,528	Citrix Systems Incorporated†	30,336
1,071	Cognex Corporation†	24,311
6,028	Computer Associates International Incorporated	80,473
1,614	Computer Sciences Corporation†	50,453
5,073	Compuware Corporation†	18,719
5,002	Concord EFS Incorporated†	55,522
2,193	Convergys Corporation†	26,973
5,379	CSK Corporation ADR	100,641
960	Deluxe Corporation	38,688
2,866	DoubleClick Incorporated†	18,457
1,209	DST Systems Incorporated†	33,876
2,551	eBay Incorporated†	200,049
1,608	Echelon Corporation†	15,452
2,172	eFunds Corporation†	13,401
1,318	Electronic Arts Incorporated†	69,590
4,298	Electronic Data Systems Corporation	66,919
1,316	Electronics for Imaging Incorporated†	21,832

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK 2030 FUND

Shares	Security Name	Value

Common Stock (Continued)
466	Enterasys Networks Incorporated†	$978
1,687	Equifax Incorporated	32,356
6,530	First Data Corporation	226,264
1,930	Fiserv Incorporated†	61,567
1,616	FreeMarkets Incorporated†	7,434
2,729	IMS Health Incorporated	40,935
1	InfoSpace Incorporated†	8
981	Inktomi Corporation†	1,599
1,020	Internet Security Systems Incorporated†	11,699
3,965	Interpublic Group of Companies Incorporated†	38,262
1,775	Intuit Incorporated†	84,348
1,637	Keane Incorporated†	13,112
3,474	Legato Systems Incorporated†	20,601
1,546	Macromedia Incorporated†	24,489
1,176	Manpower Incorporated	35,715
1,789	Mentor Graphics Corporation†	14,294
942	Mercury Interactive Corporation†	30,568
3,881	Micromuse Incorporated†	22,626
87,765	Microsoft Corporation	2,080,031
3,916	MPS Group Incorporated†	19,228
1,239	NCR Corporation†	24,099
831	NDCHealth Corporation	18,116
1,919	Network Associates Incorporated†	28,401
3,698	Novell Incorporated†	9,615
1,476	Omnicom Group Incorporated	78,198
45,501	Oracle Corporation†	544,192
3,696	Parametric Technology Corporation†	7,836
2,958	PeopleSoft Incorporated†	50,582
981	RealNetworks Incorporated†	4,071
6,306	Rentokil Initial plc ADR	90,759
3,338	Reuters Group plc ADR	37,719
2,698	Robert Half International Incorporated†	36,126
744	RSA Security Incorporated†	5,268
6,867	SAP AG ADR	143,520
1,558	Sapient Corporation†	2,929
5,187	Siebel Systems Incorporated†	44,764
29,373	Sun Microsystems Incorporated†	101,043
2,878	Sungard Data Systems Incorporated†	56,639
1,949	Sybase Incorporated†	28,631
1,291	Symantec Corporation†	52,286
819	Synopsys Incorporated†	33,399
1,800	TMP Worldwide Incorporated†	16,470
831	Total System Services Incorporated	13,088
3,746	Unisys Corporation†	34,688
2,235	VeriSign Incorporated†	17,232
4,214	Veritas Software Corporation†	71,764
1,945	Viad Corporation	40,651

Shares	Security Name	Value

1,731	Vignette Corporation†	$2,631
2,524	WPP Group plc ADR	77,434
5,156	Yahoo! Incorporated†	107,503

		$6,671,360

CHEMICALS & ALLIED PRODUCTS

Percent of Net Assets		9.12%
12,763	Abbott Laboratories	$454,618
3,154	Abgenix Incorporated†	18,167
2,265	Air Products & Chemicals Incorporated	87,791
6,074	Akzo Nobel NV ADR	130,895
870	Alberto-Culver Company Class B	43,248
10,696	Amgen Incorporated†	584,429
10,468	AstraZeneca plc ADR	336,232
5,016	Aventis SA ADR	226,021
845	Avery Dennison Corporation	48,503
2,127	Avon Products Incorporated	110,604
466	Barr Laboratories Incorporated†	36,306
1,392	Biogen Incorporated†	49,472
16,111	Bristol-Myers Squibb Company	375,386
905	Cabot Corporation	19,820
8,918	Centerpulse ADR	169,442
1,812	Chiron Corporation†	66,174
5,640	Ciba Specialty Chemicals AG ADR	182,172
2,211	Clorox Company	93,547
4,234	Colgate-Palmolive Company	213,013
2,517	Crompton Corporation	11,805
1,947	Dial Corporation	35,416
8,413	Dow Chemical Company	229,675
8,462	E I Du Pont de Nemours & Company	310,302
458	Eastman Chemical Company	14,743
1,314	Ecolab Incorporated	64,452
3,891	Eisai Company Limited ADR	75,697
8,956	Eli Lilly & Company	506,551
1,122	Estee Lauder Companies Incorporated	31,472
3,350	Forest Laboratories Incorporated†	166,830
2,385	Genentech Incorporated†	84,334
2,474	Genzyme Corporation-General Division†	77,139
2,000	Gilead Sciences Incorporated†	68,000
8,888	Gillette Company	268,329
17,195	GlaxoSmithKline plc ADR	602,685
1,977	ICN Pharmaceuticals Incorporated	19,019
1,300	IDEC Pharmaceuticals Corporation†	37,375
1,267	Idexx Laboratories Incorporated†	46,195
1,439	IMC Global Incorporated	12,678
1,257	International Flavors & Fragrances Incorporated	39,420

WELLS FARGO OUTLOOK 2030 FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)
2,340	IVAX Corporation†	$26,419
3,054	King Pharmaceuticals Incorporated†	51,155
1,035	Lubrizol Corporation	29,943
2,286	Lyondell Chemical Company	27,226
2,750	MedImmune Incorporated†	82,528
18,130	Merck & Company Incorporated	956,358
2,821	Millennium Chemicals Incorporated	30,805
2,385	Mylan Laboratories Incorporated	68,092
13,818	Novartis AG ADR	505,462
5,064	Novo Nordisk A/S ADR	143,514
1,515	Olin Corporation	24,998
50,862	Pfizer Incorporated	1,516,705
11,118	Pharmacia Corporation	459,396
1,148	PPG Industries Incorporated	53,267
1,205	Praxair Incorporated	63,684
10,343	Procter & Gamble Company	846,678
3,933	Roche Holding AG ADR	236,234
2,359	Rohm & Haas Company	67,326
12,503	Schering-Plough Corporation	225,304
2,350	Sepracor Incorporated†	29,046
15,000	Shiseido Company Limited ADR	173,948
848	Sigma-Aldrich Corporation	37,159
2,501	Solutia Incorporated	6,703
13,802	Syngenta AG ADR	135,122
3,324	Tanox Incorporated†	29,384
1,055	Valspar Corporation	43,192
1,384	Watson Pharmaceuticals Incorporated†	42,807
10,994	Wyeth	387,539

		$12,247,951

COAL MINING

Percent of Net Assets		0.05%
1,483	Massey Energy Company	$13,822
1,400	Penn Virginia Corporation	51,814

		$65,636

COMMUNICATIONS

Percent of Net Assets		4.62%
533	ADTRAN Incorporated†	$17,157
2,665	Alltel Corporation	115,714
5,578	American Tower Corporation Class A†	26,161
876	Anixter International Incorporated†	20,542
7,088	AT&T Corporation	131,412
24,911	AT&T Wireless Services Incorporated†	147,224
2,621	Avaya Incorporated†	5,740
16,944	BellSouth Corporation	367,176
3,193	British Sky Broadcasting Group plc ADR†	127,496
5,535	Broadwing Incorporated†	20,812
6,141	BT Group plc ADR	156,903

Shares	Security Name	Value

1,773	Cablevision Systems Corporation†	$31,542
1,873	CenturyTel Incorporated	51,320
1,143	Certegy Incorporated†	27,501
5,774	Clear Channel Communications Incorporated†	210,809
32,163	Comcast Corporation Class A†	939,803
1,907	COX Communications Incorporated Class A†	56,543
16,929	Deutsche Telekom AG ADR	194,176
5,179	France Telecom SA ADR	114,352
1,247	Global Payments Incorporated	34,841
1,383	Hearst-Argyle Television Incorporated†	30,730
1,368	Hispanic Broadcasting Corporation†	28,783
2,942	Lagardere SCA ADR	108,286
4,577	Level 3 Communications Incorporated†	22,610
58	mmO2 plc ADR†	426
8,413	Nextel Communications Incorporated Class A†	118,455
9,481	Nippon Telegraph & Telephone Corporation ADR	171,511
9,000	NTT DoCoMo Incorporated ADR	170,100
15,401	Qwest Communications International Incorporated†	55,136
29,708	SBC Communications Incorporated	617,926
9,145	Sprint Corporation (FON Group)	116,142
9,210	Sprint Corporation (PCS Group)†	36,472
6,986	TDC A/S ADR	81,387
10,256	Telefonica SA ADR†	296,094
585	Telephone & Data Systems Incorporated	23,441
2,415	Univision Communications Incorporated Class A†	59,820
2,459	USA Interactive†	60,319
22,339	Verizon Communications Incorporated	772,483
35,151	Vodafone Group plc ADR	636,233

		$6,203,578

DOMESTIC DEPOSITORY INSTITUTIONS

Percent of Net Assets		6.46%
4,634	AmSouth Bancorporation	$95,460
1,802	Associated Banc-Corp	62,331
12,582	Bank of America Corporation	871,178
1,504	Bank of Hawaii Corporation	46,774
5,818	Bank of New York Company Incorporated	132,534
9,701	Bank One Corporation	349,527
953	Banknorth Group Incorporated	21,595
4,237	BB&T Corporation	139,101
2,400	Berkshire Hills Bancorp Incorporated	55,680

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK 2030 FUND

Shares	Security Name	Value

Common Stock (Continued)
2,100	BostonFed Bancorp Incorporated	$4,495
2,560	Charter One Financial Incorporated	74,010
45,226	Citigroup Incorporated	1,507,835
504	City National Corporation	23,466
770	Comerica Incorporated	31,555
1,181	Commerce Bancshares Incorporated	45,776
1,800	Community Bank System Incorporated	58,842
1,907	Compass Bancshares Incorporated	60,681
246	Downey Financial Corporation	9,877
4,598	Fifth Third Bancorp	244,200
1,258	First Tennessee National Corporation	48,043
1,554	First Virginia Banks Incorporated	63,559
1,700	FirstFed Financial Corporation†	51,000
8,123	FleetBoston Financial Corporation	199,501
1,017	Golden West Financial Corporation	73,631
1,300	Granite State Bankshares Incorporated	58,228
239	GreenPoint Financial Corporation	10,153
1,800	Hawthorne Financial Corporation†	54,450
2,382	Hibernia Corporation Class A	43,162
3,443	Huntington Bancshares Incorporated	66,106
2,000	IBERIABANK Corporation	77,460
16,375	JP Morgan Chase & Company	371,385
3,608	KeyCorp	85,618
747	M & T Bank Corporation	59,028
2,578	Marshall & Ilsley Corporation	68,497
1,400	MASSBANK Corporation	39,900
3,103	Mellon Financial Corporation	69,849
1,127	Mercantile Bankshares Corporation	41,586
4,709	National City Corporation	130,063
3,225	National Commerce Financial Corporation	78,303
746	New York Community Bancorp Incorporated	21,343
1,816	North Fork Bancorporation Incorporated	58,548
1,840	Northern Trust Corporation	58,917
184	Park National Corporation	18,023
1,280	PennRock Financial Services Corporation	30,669
1,918	PNC Financial Services Group Incorporated	86,176
1,500	Popular Incorporated	50,835
2,000	Port Financial Corporation	97,540

Shares	Security Name	Value

1,600	Provident Financial Group Incorporated	$46,176
2,707	Regions Financial Corporation	87,653
3,512	Sky Financial Group Incorporated	71,258
3,522	SouthTrust Corporation	95,059
2,533	State Street Corporation	93,341
2,065	SunTrust Banks Incorporated	116,156
2,400	Superior Financial Corporation	43,176
2,621	Synovus Financial Corporation	50,454
373	TCF Financial Corporation	15,644
1,952	Trustmark Corporation	47,102
1,360	Union Planters Corporation	37,427
19,113	US Bancorp	399,844
2,821	Valley National Bancorp	72,359
11,241	Wachovia Corporation	398,831
4,314	Washington Federal Incorporated	95,771
7,932	Washington Mutual Incorporated	273,892
421	Webster Financial Corporation	14,988
14,020	Wells Fargo & Company‡	635,807
1,204	Wilmington Trust Corporation	34,194
1,104	Zions Bancorporation	47,207

		$8,672,829

EATING & DRINKING PLACES

Percent of Net Assets		0.29%
1,549	Brinker International Incorporated†	$42,938
2,592	Darden Restaurants Incorporated	46,164
10,442	McDonald’s Corporation	142,116
1,388	Outback Steakhouse Incorporated	44,694
1,756	Wendy’s International Incorporated	44,479
3,104	Yum! Brands Incorporated†	73,906

		$394,297

EDUCATIONAL SERVICES

Percent of Net Assets		0.07%
2,134	Apollo Group Incorporated Class A†	$98,890

ELECTRIC, GAS & SANITARY SERVICES

Percent of Net Assets		3.04%
4,881	AES Corporation†	$16,205
1,596	Ameren Corporation	62,228
3,661	American Electric Power Company Incorporated	79,737
6,000	BG Group plc ADR	116,220
3,754	Calpine Corporation†	10,474
4,177	CenterPoint Energy Incorporated	19,423
2,677	Cinergy Corporation	86,280
49,665	CLP Holdings Limited ADR	203,775
1,925	Consolidated Edison Incorporated	75,075

WELLS FARGO OUTLOOK 2030 FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)
2,365	Constellation Energy Group Incorporated	$2,010
2,578	Dominion Resources Incorporated	138,954
1,980	DTE Energy Company	82,051
7,740	Duke Energy Corporation	104,567
4,238	E.ON AG ADR	181,175
4,060	Edison International†	50,182
3,600	El Paso Corporation	17,496
2,374	Entergy Corporation	108,136
3,580	Exelon Corporation	175,957
4,096	FirstEnergy Corporation	120,832
1,732	FPL Group Incorporated	97,009
195,772	Hong Kong & China Gas Company Limited ADR	265,075
47,000	Hong Kong Electric Holdings Limited ADR	179,282
4,732	International Power plc ADR†	67,242
1,381	Kinder Morgan Incorporated	62,877
2,820	Mirant Corporation†	3,807
488	National Fuel Gas Company	9,536
5,879	National Grid Transco plc ADR	188,540
2,966	NiSource Incorporated	50,244
627	NSTAR	25,343
363	Peoples Energy Corporation	12,995
4,955	PG&E Corporation†	63,176
1,071	Pinnacle West Capital Corporation	32,708
2,058	PPL Corporation	72,380
2,427	Progress Energy Incorporated	94,410
1,929	Public Service Enterprise Group Incorporated	66,801
3,293	Reliant Resources Incorporated†	13,337
3,856	RWE AG ADR	85,822
611	SCANA Corporation	18,324
6,125	Scottish Power plc ADR	140,324
2,656	Sempra Energy	61,619
2,200	South Jersey Industries Incorporated	70,246
7,013	Southern Company	197,837
208	Texas Genco Holdings Incorporated	3,411
1,954	TXU Corporation	31,205
251	UGI Corporation	10,391
13,283	United Utilities plc ADR	247,861
5,697	Waste Management Incorporated	113,370
5,054	Williams Companies Incorporated	19,256
773	WPS Resources Corporation	29,243
3,746	Xcel Energy Incorporated	41,543

		$4,085,991

Shares	Security Name	Value

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT

Percent of Net Assets		5.43%
2,514	Adaptec Incorporated†	$15,310
7,637	ADC Telecommunications Incorporated†	17,107
1,543	Advanced Fibre Communications Incorporated†	24,611
4,305	Advanced Micro Devices Incorporated†	23,634
9,134	Agere Systems Incorporated Class B†	13,975
17,214	Alcatel SA ADR	122,047
3,317	Altera Corporation†	41,562
2,751	American Power Conversion Corporation†	43,026
3,110	Analog Devices Incorporated†	90,688
1,752	Andrew Corporation†	13,368
5,512	Applied Micro Circuits Corporation†	19,237
4,877	ASML Holding NV NY Shares†	35,261
3,846	Atmel Corporation†	6,769
1,292	AVX Corporation	12,222
3,400	Broadcom Corporation Class A†	49,232
6,789	Canon Incorporated ADR	244,065
4,079	Chartered Semiconductor Manufacturing Limited ADR	16,887
2,390	CIENA Corporation†	12,954
2,219	Comverse Technology Incorporated†	22,634
4,865	Conexant Systems Incorporated†	6,860
245	Cooper Industries Limited Class A	9,273
1,381	Cree Incorporated†	23,505
1,880	Cypress Semiconductor Corporation†	12,051
2,800	EchoStar Communications Corporation Class A†	73,724
3,238	Emerson Electric Company	152,413
12,276	Ericsson ADR†	79,671
2,816	Gemstar-TV Guide International Incorporated†	9,969
82,034	General Electric Company	1,972,918
771	Harris Corporation	23,099
693	Imation Corporation†	24,948
4,748	Infineon Technologies AG ADR†	30,720
1,832	Integrated Device Technology Incorporated†	15,938
54,466	Intel Corporation	939,539

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK 2030 FUND

Shares	Security Name	Value

Common Stock (Continued)
1,034	International Rectifier Corporation†	$23,110
1,320	Intersil Corporation Class A†	20,658
15,584	JDS Uniphase Corporation†	44,726
8,649	Koninklijke Philips Electronics NV NY Shares	144,438
1,270	Lattice Semiconductor Corporation†	9,296
2,626	Linear Technology Corporation	80,539
4,264	LSI Logic Corporation†	18,932
27,484	Lucent Technologies Incorporated†	45,074
17,390	Matsushita Electric Industrial Company Limited ADR	154,771
2,546	Maxim Integrated Products Incorporated	87,939
1,175	Maytag Corporation	28,318
1,566	McDATA Corporation Class A†	12,998
6,304	Micron Technology Incorporated†	50,369
12,000	Minebea Company Limited ADR	98,051
2,045	Molex Incorporated	45,542
22,824	Motorola Incorporated	192,178
3,281	Mykrolis Corporation†	22,114
1,777	National Semiconductor Corporation†	30,440
4,143	Network Appliance Incorporated†	43,999
1,450	Nidec Corporation ADR	79,750
24,667	Nokia Oyj ADR	326,344
1,351	Novellus Systems Incorporated†	39,382
2,170	NVIDIA Corporation†	27,385
612	Omron Corporation ADR	98,614
2,008	Openwave Systems Incorporated†	2,871
6,864	Pioneer Corporation ADR	147,233
943	QLogic Corporation†	33,392
6,564	Qualcomm Incorporated	226,983
1,589	Rambus Incorporated†	24,121
2,312	RF Micro Devices Incorporated†	15,120
5,288	Sanmina-SCI Corporation†	22,738
4,050	Sanyo Electric Company Limited ADR	57,308
2,316	Scientific-Atlanta Incorporated	30,409
647	Silicon Laboratories Incorporated†	17,547
1,707	Skyworks Solutions Incorporated†	11,915
5,197	Sony Corporation ADR	197,330
4,912	STMicroelectronics NV ADR	91,412
1,610	TDK Corporation ADR	68,715
3,823	Tellabs Incorporated†	23,244
14,403	Texas Instruments Incorporated	241,250
1,518	Thomas & Betts Corporation†	22,967
1,406	US Industries Incorporated†	4,921

Shares	Security Name	Value

568	Varian Semiconductor Equipment Associates Incorporated†	$14,626
1,843	Vishay Intertechnology Incorporated†	18,614
1,637	Vitesse Semiconductor Corporation†	3,700
312	Whirlpool Corporation	15,369
3,084	Xilinx Incorporated†	70,624

		$7,286,593

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES

Percent of Net Assets		0.43%
2,624	Applera Corporation-Celera Genomics Group†	$21,648
628	Cephalon Incorporated†	30,238
3,554	CuraGen Corporation†	12,190
1,357	Dun & Bradstreet Corporation†	48,716
875	Fluor Corporation	24,701
4,074	Halliburton Company	82,539
4,262	Millennium Pharmaceuticals Incorporated†	30,516
1,794	Monsanto Company	29,457
1,568	Moody’s Corporation	69,149
3,494	Paychex Incorporated	91,613
878	Quest Diagnostics Incorporated†	46,323
2,596	Quintiles Transnational Corporation†	32,190
5,101	ServiceMaster Company	49,837
2,197	UnitedGlobalCom Incorporated Class A†	5,888

		$575,005

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT

Percent of Net Assets		0.44%
800	Ball Corporation	$42,624
12,067	Corus Group plc ADR†	34,391
1,410	Crane Company	24,365
1,271	Fortune Brands Incorporated	55,721
2,581	Illinois Tool Works Incorporated	153,750
4,200	Lockheed Martin Corporation	192,024
4,914	Masco Corporation	90,319

		$593,194

FOOD & KINDRED PRODUCTS

Percent of Net Assets		3.29%
347	Adolph Coors Company	$16,691
5,826	Anheuser-Busch Companies Incorporated	270,909
6,331	Archer-Daniels-Midland Company	69,008
9,534	Cadbury Schweppes plc ADR	192,110
3,353	Campbell Soup Company	69,541
19,883	Coca-Cola Company	799,694
5,079	Coca-Cola Enterprises Incorporated	102,494

WELLS FARGO OUTLOOK 2030 FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)
19,700	Compass Group plc ADR	$85,331
5,337	ConAgra Foods Incorporated	123,125
1,221	Del Monte Foods Company†	9,988
6,850	Diageo plc ADR	269,479
430	Dreyer’s Grand Ice Cream Incorporated	31,304
1,592	Flowers Foods Incorporated	39,482
2,851	General Mills Incorporated	122,222
11,886	Groupe Danone ADR	280,628
2,734	Heinz (H J) Company	83,934
807	Hershey Foods Corporation	52,140
1,794	Hormel Foods Corporation	37,692
817	JM Smucker Company	27,982
3,737	Kellogg Company	110,503
33,630	Kirin Brewery Company Limited ADR	247,181
1,886	McCormick & Company Incorporated	43,623
8,469	Nestle SA ADR	426,248
2,600	Pepsi Bottling Group Incorporated	60,450
1,887	PepsiAmericas Incorporated	23,059
13,965	PepsiCo Incorporated	535,139
6,796	Sara Lee Corporation	134,561
1,886	Smithfield Foods Incorporated†	34,948
3,100	Tyson Foods Incorporated Class A	28,520
1,694	WM Wrigley Jr Company	90,849

		$4,418,835

FOOD STORES

Percent of Net Assets		0.44%
3,385	Albertson’s Incorporated	$63,740
5,630	Coles Myer Limited ADR	155,670
3,564	Ito-Yokado Company Limited ADR	95,800
11,334	Koninklijke Ahold NV ADR	41,936
6,485	Kroger Company†	85,732
4,319	Starbucks Corporation†	101,281
586	Whole Foods Market Incorporated†	29,927
1,287	Winn-Dixie Stores Incorporated	15,701

		$589,787

FOREIGN DEPOSITORY INSTITUTIONS

Percent of Net Assets		2.89%
16,500	ABN Amro Holding NV ADR	$259,380
8,623	Allied Irish Banks plc ADR	218,679
22,690	Banco Bilbao Vizcaya Argentaria SA ADR	191,277
9,046	Banco Comercial Portugues SA ADR	76,077
50,311	Banco Santander Central Hispano SA ADR	318,972
11,319	Barclays plc ADR	260,450
4,110	Bayerische Hypo-und Vereinsbank AG ADR†	39,425
10,234	BNP Paribas SA ADR	211,781

Shares	Security Name	Value

3,651	Deutsche Bank AG	$148,596
7,700	HBOS plc ADR	240,868
10,420	HSBC Holdings plc ADR	559,137
7,269	Lloyds TSB Group plc ADR	162,826
3,316	National Australia Bank Limited ADR	293,433
32,727	National Bank of Greece SA ADR	80,508
15,662	Sanpaolo IMI SpA ADR	216,605
15,731	Societe Generale ADR	168,872
25,000	Sumitomo Mitsui Financial Group Incorporated ADR†	58,363
8,955	Westpac Banking Corporation ADR	381,662

		$3,886,911

FORESTRY

Percent of Net Assets		0.06%
1,483	Weyerhaeuser Company	$73,928

FURNITURE & FIXTURES

Percent of Net Assets		0.30%
1,068	Ethan Allen Interiors Incorporated	$31,047
1,712	Herman Miller Incorporated	26,759
547	Hillenbrand Industries Incorporated	27,323
2,086	HON Industries Incorporated	55,926
578	Johnson Controls Incorporated	45,061
1,000	Lear Corporation†	37,980
2,674	Leggett & Platt Incorporated	50,966
2,713	Newell Rubbermaid Incorporated	76,507
2,758	Rockwell Collins Incorporated	54,195

		$405,764

GENERAL MERCHANDISE STORES

Percent of Net Assets		1.95%
2,036	Big Lots Incorporated†	$22,498
840	BJ’s Wholesale Club Incorporated†	11,743
3,645	Dollar General Corporation	37,872
1,951	Family Dollar Stores Incorporated	55,057
2,113	Federated Department Stores Incorporated†	53,882
2,483	J C Penney Company Incorporated	49,288
2,897	May Department Stores Company	56,839
4,772	Mitsukoshi Limited ADR	116,651
2,329	Saks Incorporated†	17,910
2,647	Sears Roebuck & Company	57,652
7,759	Target Corporation	222,295
15,289	Tesco plc ADR	117,037
4,994	TJX Companies Incorporated	80,254
35,647	Wal-Mart Stores Incorporated	1,713,195

		$2,612,173

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK 2030 FUND

Shares	Security Name	Value

Common Stock (Continued)

HEALTH SERVICES

Percent of Net Assets		0.43%
2,590	Caremark Rx Incorporated†	$45,221
479	Express Scripts Incorporated†	24,774
1,886	First Health Group Corporation†	45,471
4,722	HCA Incorporated	194,735
3,094	Health Management Associates Incorporated Class A	55,444
5,433	HEALTHSOUTH Corporation†	19,450
1,800	Laboratory Corporation of America Holdings†	49,986
399	LifePoint Hospitals Incorporated†	8,459
4,608	Tenet Healthcare Corporation†	83,727
904	Triad Hospitals Incorporated†	23,495
809	Universal Health Services Incorporated Class B†	31,422

		$582,184

HOLDING & OTHER INVESTMENT OFFICES

Percent of Net Assets		0.07%
20,000	Mitsubishi Tokyo Financial Group ADR	$88,600

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES

Percent of Net Assets		0.20%
2,906	Bed Bath & Beyond Incorporated†	$96,014
3,191	Best Buy Company Incorporated†	92,762
2,892	Circuit City Stores Incorporated	12,783
1,798	Pier 1 Imports Incorporated	28,714
1,822	RadioShack Corporation	35,784

		$266,057

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES

Percent of Net Assets		0.27%
9,085	Accor SA ADR	$139,534
3,860	Hilton Hotels Corporation	42,421
930	Mandalay Resort Group†	23,473
2,481	Marriott International Incorporated Class A	74,976
1,314	MGM MIRAGE†	33,665
2,018	Starwood Hotels & Resorts Worldwide Incorporated	45,627

		$359,696

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT

Percent of Net Assets		4.61%
2,905	3M Company	$364,200
670	American Standard Companies Incorporated†	45,902
4,433	Apple Computer Incorporated†	66,539

Shares	Security Name	Value

13,872	Applied Materials Incorporated†	$180,059
2,999	Axcelis Technologies Incorporated†	18,144
3,089	Baker Hughes Incorporated	95,821
907	Black & Decker Corporation	33,287
2,999	Caterpillar Incorporated	140,953
744	CDW Computer Centers Incorporated†	32,483
2,138	Cirrus Logic Incorporated†	5,602
60,539	Cisco Systems Incorporated†	846,335
574	Cooper Cameron Corporation†	29,848
2,315	Deere & Company	95,795
21,452	Dell Computer Corporation†	578,346
712	Diebold Incorporated	25,888
2,036	Dover Corporation	51,959
554	Eaton Corporation	39,306
22,656	EMC Corporation†	167,428
1,600	Emulex Corporation†	28,752
3,391	Gateway Incorporated†	7,392
2,866	Grant Prideco Incorporated†	34,736
27,207	Hewlett-Packard Company	431,231
3,862	Hitachi Limited ADR	162,088
13,494	IBM Corporation	1,051,857
1,046	Ingersoll-Rand Company Class A	41,265
877	International Game Technology†	68,915
2,520	Jabil Circuit Incorporated†	41,857
4,466	Juniper Networks Incorporated†	40,149
10,583	Komatsu Limited ADR	162,560
1,761	Lam Research Corporation†	23,474
1,003	Lexmark International Incorporated†	62,597
29,672	Makita Corporation ADR	199,989
3,730	Maxtor Corporation†	22,380
23,699	NEC Corporation ADR	88,160
1,741	Pall Corporation	28,100
281	Palm Incorporated†	3,260
1,102	Parker-Hannifin Corporation	44,422
1,546	Pitney Bowes Incorporated	47,988
1,891	Quantum Corporation†	6,184
4,530	Riverstone Networks Incorporated†	7,384
5,591	Siemens AG ADR	222,130
2,480	Silicon Graphics Incorporated†	2,976
1,450	Smith International Incorporated†	50,547
8,321	Solectron Corporation†	26,211
954	Stanley Works	24,623
1,448	Storage Technology Corporation†	33,492
3,603	Symbol Technologies Incorporated	38,120
4,259	United Technologies Corporation	249,492

WELLS FARGO OUTLOOK 2030 FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)
637	Varian Medical Systems Incorporated†	$32,200
6,262	Vivendi Universal SA ADR	86,917

		$6,189,343

INSURANCE AGENTS, BROKERS & SERVICE

Percent of Net Assets		0.18%
2,716	AON Corporation	$52,826
4,642	Marsh & McLennan Companies Incorporated	188,929

		$241,755

INSURANCE CARRIERS

Percent of Net Assets		3.50%
1,087	21st Century Insurance Group	$12,979
2,047	ACE Limited	56,722
608	AdvancePCS†	16,994
10,173	Aegon NV ADR	107,325
1,290	Aetna Incorporated	54,335
4,989	AFLAC Incorporated	155,906
200	Alleghany Corporation†	32,880
10,537	Allianz AG ADR†	75,550
185	Allmerica Financial Corporation†	2,618
6,165	Allstate Corporation	194,999
1,014	AMBAC Financial Group Incorporated	49,534
808	American Financial Group Incorporated	16,023
22,886	American International Group Incorporated	1,128,051
231	American National Insurance Company	18,085
369	AmerUs Group Company	9,679
1,700	Anthem Incorporated†	101,337
13,958	AXA ADR	169,031
984	Chubb Corporation	47,055
1,138	CIGNA Corporation	48,900
1,723	Cincinnati Financial Corporation	61,063
2,125	Hartford Financial Services Group	76,776
743	Health Net Incorporated†	18,657
9,785	ING Group NV ADR	131,413
1,252	Jefferson-Pilot Corporation	47,200
3,093	John Hancock Financial Services Incorporated	86,913
1,404	Lincoln National Corporation	39,775
1,286	Loews Corporation	56,211
175	Markel Corporation†	37,391
1,105	MBIA Incorporated	42,134
997	Mercury General Corporation	36,101
6,750	MetLife Incorporated	176,648
586	MGIC Investment Corporation	23,124
5,766	Millea Holdings Incorporated ADR	198,639
1,630	Old Republic International Corporation	44,499

Shares	Security Name	Value

1,237	Oxford Health Plans Incorporated†	$34,636
1,058	PacifiCare Health Systems Incorporated†	22,853
1,012	PMI Group Incorporated	27,425
3,600	Principal Financial Group Incorporated	99,252
1,819	Progressive Corporation	94,606
1,273	Protective Life Corporation	34,524
4,722	Prudential Financial Incorporated	141,802
1,080	Radian Group Incorporated	37,660
1,400	RLI Corporation	36,302
1,509	Safeco Corporation	49,616
2,245	St Paul Companies Incorporated	69,281
1,119	Torchmark Corporation	40,631
205	Transatlantic Holdings Incorporated	13,274
6,121	Travelers Property Casualty Corporation Class B	97,324
287	Triad Guaranty Incorporated†	9,589
2,564	UnitedHealth Group Incorporated	212,556
1,024	Unitrin Incorporated	25,498
2,809	UnumProvident Corporation	36,517
1,469	WellPoint Health Networks Incorporated†	99,907
1,006	XL Capital Limited Class A	71,366
7,723	Zurich Financial Services AG ADR	65,496

		$4,694,662

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE

Percent of Net Assets		0.03%
2,430	Georgia-Pacific Corporation	$36,474

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS

Percent of Net Assets		2.29%
2,823	Advanced Medical Optics Incorporated†	$32,606
5,076	Advantest Corporation ADR	55,633
5,105	Agilent Technologies Incorporated†	67,386
1,063	Allergan Incorporated	68,245
2,984	Applera Corporation-Applied Biosystems Group	54,756
1,009	Bausch & Lomb Incorporated	31,077
5,042	Baxter International Incorporated	143,142
1,172	Beckman Coulter Incorporated	38,793
2,412	Becton Dickinson & Company	82,973
2,718	Biomet Incorporated	82,165
3,727	Boston Scientific Corporation†	164,622
546	CR Bard Incorporated	32,269
1,353	Danaher Corporation	87,972

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK 2030 FUND

Shares	Security Name	Value

Common Stock (Continued)
1,336	Dentsply International Incorporated	$46,600
2,815	Eastman Kodak Company	83,324
6,392	Fuji Photo Film Company Limited ADR	201,732
8,122	General Motors Corporation Class H†	82,763
2,818	Guidant Corporation	100,772
1,383	KLA-Tencor Corporation†	49,442
2,900	LS Starrett Company Class A	43,065
9,830	Medtronic Incorporated	439,401
1,872	Microchip Technology Incorporated	47,642
864	Millipore Corporation†	28,909
9,419	Olympus Optical Company Limited ADR	152,170
1,048	PerkinElmer Incorporated	8,887
3,698	Raytheon Company	100,142
1,822	Ricoh Company Limited ADR	137,623
2,258	Rockwell Automation Incorporated	51,957
1,611	St Jude Medical Incorporated†	73,590
1,462	Steris Corporation†	36,916
1,748	Stryker Corporation	113,970
1,690	Sybron Dental Specialties Incorporated†	27,243
1,552	Tektronix Incorporated†	25,639
2,207	Teradyne Incorporated†	25,579
2,277	Thermo Electron Corporation†	40,075
951	Varian Incorporated†	28,121
1,443	Waters Corporation†	33,434
7,929	Xerox Corporation†	71,361
1,889	Zimmer Holdings Incorporated†	83,853

		$3,075,849

METAL MINING

Percent of Net Assets		0.47%
4,446	Newmont Mining Corporation	$121,509
750	Phelps Dodge Corporation†	26,970
2,902	Rio Tinto plc ADR	235,933
58,814	Sons of Gwalia Limited ADR	249,830

		$634,242

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS

Percent of Net Assets		0.08%
4,719	Pechiney SA ADR	$59,412
1,317	Vulcan Materials Company	41,749

		$101,161

MISCELLANEOUS MANUFACTURING INDUSTRIES

Percent of Net Assets		0.35%
1,854	Callaway Golf Company	$21,284
2,842	Hasbro Incorporated	34,417
4,642	Mattel Incorporated	98,967
1,784	Tiffany & Company	42,762
18,175	Tyco International Limited	268,990

		$466,420

Shares	Security Name	Value

MISCELLANEOUS RETAIL

Percent of Net Assets		0.59%
2,197	Amazon.Com Incorporated†	$48,356
843	Barnes & Noble Incorporated†	14,862
1,410	Borders Group Incorporated†	20,022
4,738	Costco Wholesale Corporation†	144,604
4,066	CVS Corporation	101,243
1,569	Dollar Tree Stores Incorporated†	32,400
832	Michaels Stores Incorporated†	19,552
3,977	Office Depot Incorporated†	46,690
5,406	Rite Aid Corporation†	12,974
4,714	Staples Incorporated†	81,599
2,437	Toys R Us Incorporated†	19,691
8,936	Walgreen Company	251,459

		$793,452

MOTION PICTURES

Percent of Net Assets		0.43%
24,600	Liberty Media Corporation Class A†	$226,074
1,377	Macrovision Corporation†	16,978
19,963	Walt Disney Company	340,569

		$583,621

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING

Percent of Net Assets		0.42%
1,173	CNF Incorporated	$33,747
9,172	United Parcel Service Incorporated Class B	527,757

		$561,504

NONDEPOSITORY CREDIT INSTITUTIONS

Percent of Net Assets		1.39%
11,362	American Express Company	$381,536
2,177	Capital One Financial Corporation	67,422
1,226	Countrywide Financial Corporation	65,456
6,019	FHLMC	328,938
8,072	FNMA	517,415
3,667	Household International Incorporated	102,419
11,444	MBNA Corporation	158,499
2,882	ORIX Corporation ADR	79,831
3,072	Providian Financial Corporation†	18,739
1,246	SLM Corporation	135,752
151	Student Loan Corporation	14,239

		$1,870,246

OIL & GAS EXTRACTION

Percent of Net Assets		2.09%
2,336	Anadarko Petroleum Corporation	$107,643
1,202	Apache Corporation	78,467
11,176	BHP Billiton Limited ADR	125,506
1,927	BJ Services Company†	66,231

WELLS FARGO OUTLOOK 2030 FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)
1,754	Burlington Resources Incorporated	$81,298
2,200	Cimarex Energy Company†	43,736
1,682	Devon Energy Corporation	81,072
720	Diamond Offshore Drilling Incorporated	15,804
5,291	ENI SpA ADR	389,947
1,939	ENSCO International Incorporated	54,253
1,279	EOG Resources Incorporated	52,823
806	Equitable Resources Incorporated	29,258
765	Kerr-McGee Corporation	31,549
936	Nabors Industries Limited†	37,112
665	Noble Corporation†	24,140
1,073	Noble Energy Incorporated	37,877
3,262	Occidental Petroleum Corporation	97,534
2,300	Ocean Energy Incorporated	46,161
1,500	Patterson-UTI Energy Incorporated†	49,710
1,800	Pioneer Natural Resources Company†	47,070
769	Pogo Producing Company	30,568
13,747	Repsol YPF SA ADR	192,733
1,899	Rowan Companies Incorporated	37,277
4,837	Schlumberger Limited	201,268
6,616	Shell Transport & Trading Company plc ADR	229,774
7,060	Total Fina Elf SA ADR	464,195
1,837	Transocean Incorporated†	41,700
2,913	Varco International Incorporated†	55,230
2,400	XTO Energy Incorporated	60,504

		$2,810,440

PAPER & ALLIED PRODUCTS

Percent of Net Assets		0.51%
572	Bemis Company Incorporated	$23,944
915	Boise Cascade Corporation	22,070
246	Bowater Incorporated	9,336
3,604	International Paper Company	126,248
4,010	Kimberly-Clark Corporation	183,778
1,955	MeadWestvaco Corporation	45,336
2,021	Pactiv Corporation†	39,935
1,522	Sonoco Products Company	31,582
9,240	Stora Enso Oyj ADR	91,291
542	Temple-Inland Incorporated	22,710
3,222	UPM-Kymmene Oyj ADR	93,116

		$689,346

PERSONAL SERVICES

Percent of Net Assets		0.11%
2,149	Cintas Corporation	$72,142
1,766	H&R Block Incorporated	71,647

		$143,789

Shares	Security Name	Value

PETROLEUM REFINING & RELATED INDUSTRIES

Percent of Net Assets		3.08%
339	Amerada Hess Corporation	$15,096
17,055	BP plc ADR	649,966
8,882	ChevronTexaco Corporation	569,958
5,430	ConocoPhillips	275,301
58,739	Exxon Mobil Corporation	1,998,301
3,615	Marathon Oil Corporation	83,470
1,088	Murphy Oil Corporation	46,817
8,512	Royal Dutch Petroleum Company NY Shares	337,671
1,234	Sunoco Incorporated	43,671
2,497	Unocal Corporation	65,796
1,344	Valero Energy Corporation	52,429

		$4,138,476

PRIMARY METAL INDUSTRIES

Percent of Net Assets		0.47%
7,609	Alcoa Incorporated	$155,985
1,900	Allegheny Technologies Incorporated	5,681
1,550	CommScope Incorporated†	12,152
1,753	Engelhard Corporation	36,375
950	Hubbell Incorporated Class B	29,222
5,333	Johnson Matthey plc ADR	138,012
10,168	Kubota Corporation ADR	128,625
1,032	Nucor Corporation	42,931
1,100	Precision Castparts Corporation	25,960
2,500	Schnitzer Steel Industries Incorporated	59,725

		$634,668

PRINTING, PUBLISHING & ALLIED INDUSTRIES

Percent of Net Assets		1.43%
1,731	American Greetings Corporation Class A†	$22,711
2,174	Belo Corporation Class A	46,850
1,013	Dow Jones & Company Incorporated	36,346
233	EW Scripps Company Class A	18,663
2,158	Gannett Company Incorporated	155,743
2,053	Harte-Hanks Incorporated	37,590
3,850	Hollinger International Incorporated	32,802
663	Knight-Ridder Incorporated	42,313
1,390	McGraw-Hill Companies Incorporated	78,174
1,238	Meredith Corporation	48,431
1,226	New York Times Company Class A	56,960
4,826	News Corporation Limited ADR	120,650
9,523	Pearson plc ADR	73,518
1,424	Reader’s Digest Association Incorporated	15,393
6,478	Reed Elsevier NV ADR	132,669
2,967	Reed Elsevier plc ADR	88,120
1,440	Reynolds & Reynolds Company	35,208

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK 2030 FUND

Shares	Security Name	Value

Common Stock (Continued)
1,416	RR Donnelley & Sons Company	$25,856
1,909	Toppan Printing Company Limited ADR	65,719
3,178	Tribune Company	142,533
966	Valassis Communications Incorporated†	22,005
15,845	Viacom Incorporated Class B†	588,325
40	Washington Post Company Class B	28,540

		$1,915,119

RAILROAD TRANSPORTATION

Percent of Net Assets		0.22%
2,970	Burlington Northern Santa Fe Corporation	$74,250
1,068	CSX Corporation	28,686
2,413	Kansas City Southern†	29,318
4,045	Norfolk Southern Corporation	77,098
1,679	Union Pacific Corporation	92,664

		$302,016

REAL ESTATE

Percent of Net Assets		0.04%
979	Catellus Development Corporation†	$19,560
305	Forest City Enterprises Incorporated Class A	9,848
800	LNR Property Corporation	26,448

		$55,856

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS

Percent of Net Assets		0.20%
4,673	Bridgestone Corporation ADR	$105,536
1,383	Goodyear Tire & Rubber Company	5,532
2,598	Nike Incorporated Class B	120,469
1,023	Sealed Air Corporation†	37,104

		$268,641

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES

Percent of Net Assets		1.32%
1,155	AG Edwards Incorporated	$30,804
5,752	Amvescap plc ADR	53,839
809	Bear Stearns Companies Incorporated	50,676
13,207	Charles Schwab Corporation	104,335
6,305	Credit Suisse Group ADR	117,273
2,869	Franklin Resources Incorporated	93,730
1,300	Gabelli Asset Management Incorporated Class A†	36,933
4,161	Goldman Sachs Group Incorporated	288,981
3,128	Janus Capital Group Incorporated	37,004
922	Legg Mason Incorporated	45,390
2,024	Lehman Brothers Holdings Incorporated	112,069

Shares	Security Name	Value

7,714	Merrill Lynch & Company Incorporated	$262,893
9,496	Morgan Stanley	349,928
12,323	Nomura Holdings Incorporated ADR	146,767
1,738	T Rowe Price Group Incorporated	44,701

		$1,775,323

STONE, CLAY, GLASS & CONCRETE PRODUCTS

Percent of Net Assets		0.34%
655	Cabot Microelectronics Corporation†	$27,510
358	Centex Construction Products	11,850
8,738	Corning Incorporated†	42,991
5,539	Hanson plc ADR	130,443
8,332	Holcim Limited ADR	135,023
5,981	Lafarge SA ADR	88,519
2,200	Owens-Illinois Incorporated†	19,800

		$456,136

TOBACCO PRODUCTS

Percent of Net Assets		0.85%
16,333	Altria Group Incorporated	$631,270
7,261	British American Tobacco plc ADR	140,573
504	RJ Reynolds Tobacco Holdings Incorporated	20,115
3,681	Swedish Match AB ADR	281,044
536	Universal Corporation	20,427
1,853	UST Incorporated	53,422

		$1,146,851

TRANSPORTATION BY AIR

Percent of Net Assets		0.36%
1,783	Airborne Incorporated	$25,033
1,738	AMR Corporation†	4,067
13,372	BAA plc ADR	91,200
1,164	Continental Airlines Incorporated Class B†	5,936
1,209	Delta Air Lines Incorporated	10,156
2,801	FedEx Corporation	143,971
8,953	Japan Airlines System Corporation ADR†	98,447
1,185	Northwest Airlines Corporation†	7,027
7,565	Southwest Airlines Company	91,310

		$477,147

TRANSPORTATION EQUIPMENT

Percent of Net Assets		1.82%
2,200	Autoliv Incorporated	$45,540
8,466	BAE Systems plc ADR	58,673
7,571	Boeing Company	208,657
1,680	Brunswick Corporation	31,752
7,501	DaimlerChrysler AG	229,306
1,814	Dana Corporation	15,528
5,662	Delphi Corporation	43,767
12,177	Fiat SpA ADR	95,468
16,605	Ford Motor Company	138,154

WELLS FARGO OUTLOOK 2030 FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)
1,644	General Dynamics Corporation	$97,423
4,327	General Motors Corporation	146,123
1,787	Genuine Parts Company	51,466
1,502	Goodrich Corporation	23,086
2,985	Harley-Davidson Incorporated	118,176
1,242	Harsco Corporation	37,471
10,308	Honda Motor Company Limited ADR	189,358
8,241	Honeywell International Incorporated	188,637
1,145	ITT Industries Incorporated	64,383
1,128	Navistar International Corporation†	26,655
1,506	Northrop Grumman Corporation	130,570
1,520	PACCAR Incorporated	72,990
798	SPX Corporation†	29,031
1,505	Textron Incorporated	54,376
7,445	Toyota Motor Corporation ADR	353,489

		$2,450,079

TRANSPORTATION SERVICES

Percent of Net Assets		0.03%
1,188	GATX Corporation	$18,343
1,619	Sabre Holdings Corporation†	26,811

		$45,154

WATER TRANSPORTATION

Percent of Net Assets		0.17%
2,145	Alexander & Baldwin Incorporated	$53,282
6,227	Carnival Corporation	143,034
1,700	GulfMark Offshore Incorporated†	25,449

		$221,765

WHOLESALE TRADE-DURABLE GOODS

Percent of Net Assets		1.58%
1,794	Apogent Technologies Incorporated†	$27,986
1,216	Arrow Electronics Incorporated†	17,486
1,419	Avnet Incorporated†	14,616
1,044	Grainger WW Incorporated	48,055
23,982	Johnson & Johnson	1,257,856
1,934	Kyocera Corporation ADR	101,728
12,736	Mitsubishi Corporation ADR	170,424
1,554	Mitsui & Company Limited ADR	167,832
14,642	Nissan Motor Company Limited ADR	221,533
1,825	Omnicare Incorporated	46,136
734	Tech Data Corporation†	16,603
3,998	Visteon Corporation	25,387

		$2,115,642

Shares	Security Name	Value

WHOLESALE TRADE-NONDURABLE GOODS

Percent of Net Assets		0.94%
1,116	AmerisourceBergen Corporation	$61,380
262	Brown-Forman Corporation Class B	18,222
3,941	Cardinal Health Incorporated	225,780
1,244	Dean Foods Company†	52,459
3,289	McKesson Corporation	87,619
4,383	Safeway Incorporated†	87,178
2,280	Smurfit-Stone Container Corporation†	30,187
1,833	Supervalu Incorporated	25,515
6,234	Sysco Corporation	169,066
4,612	Unilever NV NY Shares	261,408
6,914	Unilever plc ADR	243,027

		$1,261,841
TOTAL COMMON STOCK (Cost $135,221,402)		$102,673,080

Real Estate Investment Trust

Percent of Net Assets		1.00%
1,155	Alexandria Real Estate Equities Incorporated	$47,990
1,626	Apartment Investment & Management Company	59,788
2,397	Archstone-Smith Trust	52,854
2,923	Arden Realty Incorporated	64,891
968	AvalonBay Communities Incorporated	35,535
762	Boston Properties Incorporated	28,346
2,265	CarrAmerica Realty Corporation	55,289
988	CBL & Associates Properties Incorporated	39,372
620	CenterPoint Properties Corporation	34,987
2,197	Crescent Real Estate Equities Company	32,406
3,124	Duke Realty Corporation	81,068
3,763	Equity Office Properties Trust	92,306
1,848	Equity Residential	44,869
214	General Growth Properties Incorporated	11,186
2,972	Highwoods Properties Incorporated	62,442
3,572	Host Marriott Corporation†	24,718
962	iStar Financial Incorporated	27,321
1,474	Kimco Realty Corporation	49,674
1,410	Mack-Cali Realty Corporation	40,749
1,274	Pan Pacific Retail Properties Incorporated	47,902
2,800	Parkway Properties Incorporated	102,060
1,775	Plum Creek Timber Company Incorporated	38,518

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK 2030 FUND

Shares	Security Name	Value
Real Estate Investment Trust (Continued)

937	Public Storage Incorporated	$30,921
1,412	Rouse Company	47,104
1,401	Simon Property Group Incorporated	48,531
3,700	Tanger Factory Outlet Centers Incorporated	111,185
947	Vornado Realty Trust	33,145

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,442,563)		$1,345,157

Interest Rate	Maturity Date	Principal
US Treasury Obligations

Percent of Net Assets			21.80%

US TREASURY BONDS

Percent of Net Assets			3.50%
7.25%	5/15/16	$660,000	$859,599
8.00%	11/15/21	1,180,000	1,675,600
5.38%	2/15/31	1,950,000	2,161,986

			$4,697,185

US TREASURY NOTES

Percent of Net Assets			18.30%
4.75%	2/15/04	$2,990,000	$3,090,446
5.25%	5/15/04	2,410,000	2,524,475
6.00%	8/15/04	6,150,000	6,565,125
6.50%	5/15/05	2,680,000	2,964,854
7.00%	7/15/06	2,680,000	3,104,614
6.00%	8/15/09	3,300,000	3,856,746
5.75%	8/15/10	30,000	34,752
5.00%	8/15/11	750,000	830,479
4.00%	11/15/12	1,560,000	1,600,158

			$24,571,649

Interest Rate	Maturity Date	Principal	Value
TOTAL US TREASURY OBLIGATIONS (Cost $28,415,432)			$29,268,834

Short-Term Investments

Percent of Net Assets			1.42%

US TREASURY BILLS

Percent of Net Assets			1.42%
1.15%^	5/8/03	$1,913,000	$1,908,809

TOTAL SHORT-TERM INVESTMENTS (Cost $1,908,972)			$1,908,809

TOTAL INVESTMENTS IN SECURITIES (Cost $166,988,369)*		100.69%	$135,195,880

Other Assets and Liabilities, Net		(0.69)	(929,131)

TOTAL NET ASSETS		100.00%	$134,266,749

†	Non-income earning securities.
^	Yield to maturity.
‡	Security of an affiliate of the fund with a cost of $594,817.
*	Cost for federal income tax purposes is $167,416,243 and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$9,332,533
Gross Unrealized Depreciation	(41,552,896)

Net Unrealized Depreciation	$(32,220,363)

The accompanying notes are an integral part of these financial statements.

WELLS FARGO OUTLOOK 2040 FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock

Percent of Net Assets		86.25%

AGRICULTURAL PRODUCTION–CROPS

Percent of Net Assets		0.05%
5,239	Tate & Lyle plc ADR	$91,679

AMUSEMENT & RECREATION SERVICES

Percent of Net Assets		0.20%
2,083	Harrah’s Entertainment Incorporated†	$68,406
9,496	Park Place Entertainment Corporation†	68,371
21,180	Rank Group plc ADR	155,885
5,192	Six Flags Incorporated†	28,037
1,874	Westwood One Incorporated†	62,442

		$383,141

APPAREL & ACCESSORY STORES

Percent of Net Assets		0.38%
2,276	Abercrombie & Fitch Company†	$62,590
13,337	Gap Incorporated	173,914
4,502	Kohl’s Corporation†	220,148
9,712	Limited Brands	115,379
4,041	Nordstrom Incorporated	68,737
2,220	Ross Stores Incorporated	75,946

		$716,714

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS

Percent of Net Assets		0.39%
12,425	Benetton Group SpA ADR	$171,092
3,150	Jones Apparel Group Incorporated†	89,334
3,272	Liz Claiborne Incorporated	92,270
2,433	VF Corporation	82,357
7,687	Wacoal Corporation ADR	298,256

		$733,309

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS

Percent of Net Assets		0.12%
7,357	AutoNation Incorporated†	$97,333
1,535	AutoZone Incorporated†	101,003
1,625	CarMax Incorporated†	24,456

		$222,792

BUILDING CONSTRUCTION–GENERAL CONTRACTORS & OPERATIVE BUILDERS

Percent of Net Assets		0.32%
4,077	DR Horton Incorporated	$74,650
1,272	Lennar Corporation	68,675
222	NVR Incorporated†	73,693
46,674	Sekisui House Limited ADR	329,252
2,700	William Lyon Homes Incorporated†	62,829

		$609,099

Shares	Security Name	Value

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS

Percent of Net Assets		0.73%
1,797	Fastenal Company	$59,768
34,483	Home Depot Incorporated	808,626
10,568	Lowe’s Companies Incorporated	415,322
3,507	Sherwin-Williams Company	93,637

		$1,377,353

BUSINESS SERVICES

Percent of Net Assets		5.80%
14,331	3Com Corporation†	$60,047
14,635	Adecco SA ADR	110,494
3,402	Adobe Systems Incorporated	93,555
68,172	AOL Time Warner Incorporated†	771,707
15,763	Ascential Software Corporation†	48,392
3,888	Autodesk Incorporated	56,337
7,931	Automatic Data Processing Incorporated	257,758
6,995	BEA Systems Incorporated†	67,991
4,524	BMC Software Incorporated†	87,766
6,171	Brocade Communications Systems Incorporated†	24,869
4,248	Business Objects SA ADR†	73,066
5,094	Cadence Design Systems Incorporated†	53,945
19,379	Cendant Corporation†	238,556
4,638	Ceridian Corporation†	64,004
1,967	Checkfree Corporation†	41,307
1,951	ChoicePoint Incorporated†	65,846
4,459	Citrix Systems Incorporated†	53,508
1,630	Cognex Corporation†	37,001
9,336	Computer Associates International Incorporated	124,636
2,411	Computer Sciences Corporation†	75,368
8,567	Compuware Corporation†	31,612
8,566	Concord EFS Incorporated†	95,083
3,952	Convergys Corporation†	48,610
2,363	CSG Systems International Incorporated†	22,803
3,625	CSK Corporation ADR	67,824
1,801	Deluxe Corporation	72,580
2,049	DST Systems Incorporated†	57,413
4,139	eBay Incorporated†	324,580
2,840	Echelon Corporation†	27,292
2,090	Electronic Arts Incorporated†	110,352
6,782	Electronic Data Systems Corporation	105,596
3,187	Equifax Incorporated	61,127
10,082	First Data Corporation	349,341
2,988	Fiserv Incorporated†	95,317
171	i2 Technologies Incorporated†	143

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK 2040 FUND

Shares	Security Name	Value

Common Stock (Continued)
4,906	IMS Health Incorporated	$73,590
6,836	Interpublic Group of Companies Incorporated†	65,967
2,960	Intuit Incorporated†	140,659
2,031	Iron Mountain Incorporated†	71,491
10,365	Kidde plc ADR	93,466
1,920	Lamar Advertising Company†	60,230
1,248	Manhattan Associates Incorporated†	25,459
2,233	Manpower Incorporated	67,816
1,537	Mercury Interactive Corporation†	49,876
1,789	Micromuse Incorporated†	10,430
138,605	Microsoft Corporation	3,284,939
2,221	NCR Corporation†	43,198
521	Netegrity Incorporated†	2,105
3,800	Network Associates Incorporated†	56,240
7,289	Novell Incorporated†	18,951
2,345	Omnicom Group Incorporated	124,238
71,033	Oracle Corporation†	849,555
6,592	Parametric Technology Corporation†	13,975
4,876	PeopleSoft Incorporated†	83,380
1,490	Portal Software Incorporated†	1,132
6,314	Publicis Groupe ADR	113,210
2,087	RealNetworks Incorporated†	8,661
8,243	Rentokil Initial plc ADR	118,637
4,475	Reuters Group plc ADR	50,568
4,947	Robert Half International Incorporated†	66,240
11,438	SAP AG ADR	239,054
2,534	Sapient Corporation†	4,764
2,069	Serena Software Incorporated†	31,035
8,670	Siebel Systems Incorporated†	74,822
56,878	Sun Microsystems Incorporated†	195,660
5,157	Sungard Data Systems Incorporated†	101,490
3,995	Sybase Incorporated†	58,687
2,364	Symantec Corporation†	95,742
1,184	Synopsys Incorporated†	48,284
1,416	TIBCO Software Incorporated†	6,698
3,114	TMP Worldwide Incorporated†	28,493
1,672	Total System Services Incorporated	26,334
6,979	Unisys Corporation†	64,626
4,835	VeriSign Incorporated†	37,278
6,796	Veritas Software Corporation†	115,736
3,143	Viad Corporation	65,689
198	Vignette Corporation†	301
8,454	WebMD Corporation†	81,074
3,958	WPP Group plc ADR	121,428
8,340	Yahoo! Incorporated†	173,889

		$10,940,923

Shares	Security Name	Value

CHEMICALS & ALLIED PRODUCTS

Percent of Net Assets		9.72%
20,158	Abbott Laboratories	$718,028
3,460	Air Products & Chemicals Incorporated	134,110
9,541	Akzo Nobel NV ADR	205,609
1,804	Alberto-Culver Company Class B	89,677
16,907	Amgen Incorporated†	923,798
14,756	AstraZeneca plc ADR	473,963
7,374	Aventis SA ADR	332,272
1,542	Avery Dennison Corporation	88,511
3,374	Avon Products Incorporated	175,448
2,187	Biogen Incorporated†	77,726
24,900	Bristol-Myers Squibb Company	580,170
1,854	Cabot Corporation	40,603
3,998	Centerpulse ADR	75,962
2,761	Chiron Corporation†	100,832
3,389	Clorox Company	143,389
6,838	Colgate-Palmolive Company	344,020
14,066	Dow Chemical Company	384,002
14,240	E I Du Pont de Nemours & Company	522,181
1,189	Eastman Chemical Company	38,274
2,322	Ecolab Incorporated	113,894
6,341	Eisai Company Limited ADR	123,360
14,291	Eli Lilly & Company	808,299
2,691	Estee Lauder Companies Incorporated	75,483
5,354	Forest Laboratories Incorporated†	266,629
3,546	Genentech Incorporated†	125,387
3,489	Genzyme Corporation-General Division†	108,787
3,310	Gilead Sciences Incorporated†	112,540
14,126	Gillette Company	426,464
23,747	GlaxoSmithKline plc ADR	832,332
1,727	Great Lakes Chemical Corporation	36,422
3,454	ICN Pharmaceuticals Incorporated	33,227
2,354	IDEC Pharmaceuticals Corporation†	67,678
4,049	IMC Global Incorporated	35,672
2,494	International Flavors & Fragrances Incorporated	78,212
1,600	Invitrogen Corporation†	49,664
3,871	IVAX Corporation†	43,704
4,740	King Pharmaceuticals Incorporated†	79,395
4,678	Lyondell Chemical Company	55,715
3,773	MedImmune Incorporated†	113,228
28,926	Merck & Company Incorporated	1,525,847
4,100	Mylan Laboratories Incorporated	117,055

WELLS FARGO OUTLOOK 2040 FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)
22,965	Novartis AG ADR	$840,060
4,984	Novo Nordisk A/S ADR	141,247
1,272	NPS Pharmaceuticals Incorporated†	22,082
1,272	OSI Pharmaceuticals Incorporated†	18,800
80,469	Pfizer Incorporated	2,399,586
17,599	Pharmacia Corporation	727,191
2,167	PPG Industries Incorporated	100,549
1,960	Praxair Incorporated	103,586
16,730	Procter & Gamble Company	1,369,518
6,857	Roche Holding AG ADR	411,863
4,056	Rohm & Haas Company	115,758
19,406	Schering-Plough Corporation	349,696
1,970	Sepracor Incorporated†	24,349
27,000	Shiseido Company Limited ADR	313,106
1,627	Sigma-Aldrich Corporation	71,295
2,743	Vertex Pharmaceuticals Incorporated†	30,310
2,201	Watson Pharmaceuticals Incorporated†	68,077
17,163	Wyeth	604,996

		$18,389,638

COMMUNICATIONS

Percent of Net Assets		5.29%
1,520	AirGate PCS Incorporated†	$395
4,323	Allegiance Telecom Incorporated†	1,600
4,281	Alltel Corporation	185,881
5,562	American Tower Corporation Class A†	26,086
11,294	AT&T Corporation	209,391
46,030	AT&T Wireless Services Incorporated†	272,043
6,507	Avaya Incorporated†	14,250
27,364	BellSouth Corporation	592,978
4,312	British Sky Broadcasting Group plc ADR†	172,178
8,885	BT Group plc ADR	227,012
3,013	Cablevision Systems Corporation†	53,601
2,713	CenturyTel Incorporated	74,336
2,093	Certegy Incorporated†	50,358
9,327	Clear Channel Communications Incorporated†	340,529
55,972	Comcast Corporation Class A†	1,635,502
3,259	COX Communications Incorporated Class A†	96,629
7,380	Crown Castle International Corporation†	28,634
22,450	Deutsche Telekom AG ADR	257,502
743	Entercom Communications Corporation†	34,356
3,652	Extreme Networks Incorporated†	17,164

Shares	Security Name	Value

3,607	Foundry Networks Incorporated†	$31,994
2,430	Fox Entertainment Group Incorporated Class A†	64,954
5,525	France Telecom SA ADR	121,992
2,208	Hispanic Broadcasting Corporation†	46,456
3,934	Lagardere SCA ADR	144,799
8,169	Level 3 Communications Incorporated†	40,355
13,230	Nextel Communications Incorporated Class A†	186,278
17,393	Nippon Telegraph & Telephone Corporation ADR	314,639
18,000	NTT DoCoMo Incorporated ADR	340,200
932	PanAmSat Corporation†	12,918
28,712	Qwest Communications International Incorporated†	102,789
3,800	Radio One Incorporated Class D†	52,212
49,211	SBC Communications Incorporated	1,023,589
14,245	Sprint Corporation (FON Group)	180,912
15,779	Sprint Corporation (PCS Group)†	62,485
10,504	TDC A/S ADR	122,372
15,383	Telefonica SA ADR†	444,096
1,002	Telephone & Data Systems Incorporated	40,150
3,443	Univision Communications Incorporated Class A†	85,283
4,130	USA Interactive†	101,309
34,764	Verizon Communications Incorporated	1,202,139
53,887	Vodafone Group plc ADR	975,355
1,390	Western Wireless Corporation†	8,479

		$9,996,180

DOMESTIC DEPOSITORY INSTITUTIONS

Percent of Net Assets		7.56%
7,636	AmSouth Bancorporation	$157,302
3,741	Associated Banc-Corp	129,401
1,902	Astoria Financial Corporation	47,778
21,713	Bank of America Corporation	1,503,408
10,394	Bank of New York Company Incorporated	236,775
16,243	Bank One Corporation	585,235
4,923	Banknorth Group Incorporated	111,555
7,227	BB&T Corporation	237,262
2,500	Camden National Corporation	55,750
3,077	Capitol Federal Financial	94,525
1,800	Century Bancorp Incorporated Class A	50,220
3,977	Charter One Financial Incorporated	114,975
75,994	Citigroup Incorporated	2,533,640
1,884	Comerica Incorporated	77,206

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK 2040 FUND

Shares	Security Name	Value

Common Stock (Continued)
2,698	Commerce Bancshares Incorporated	$104,574
3,707	Compass Bancshares Incorporated	117,957
7,189	Fifth Third Bancorp	381,808
2,860	First National Corporation	67,925
2,300	First Oak Brook Bancshares Incorporated	68,379
2,215	First Tennessee National Corporation	84,591
3,053	First Virginia Banks Incorporated	124,868
2,100	Flagstar Bancorp Incorporated	50,925
15,577	FleetBoston Financial Corporation	382,571
1,710	Golden West Financial Corporation	123,804
2,300	Granite State Bankshares Incorporated	103,019
847	GreenPoint Financial Corporation	35,981
6,763	Huntington Bancshares Incorporated	129,850
2,500	IndyMac Bancorp Incorporated	47,750
2,600	Interchange Financial Services Corporation	44,096
28,923	JP Morgan Chase & Company	655,974
1,628	M & T Bank Corporation	128,645
2,300	MAF Bancorp Incorporated	78,430
4,729	Marshall & Ilsley Corporation	125,650
5,472	Mellon Financial Corporation	123,175
2,710	Mercantile Bankshares Corporation	99,999
8,609	National City Corporation	237,781
6,127	National Commerce Financial Corporation	148,764
3,155	North Fork Bancorporation Incorporated	101,717
2,974	Northern Trust Corporation	95,227
2,200	Peoples Bancorp Incorporated	52,580
2,891	PNC Financial Services Group Incorporated	129,893
4,092	Popular Incorporated	138,678
4,381	Regions Financial Corporation	141,857
4,300	Seacoast Banking Corporation of Florida	83,119
6,328	SouthTrust Corporation	170,793
8,100	Sovereign Bancorp Incorporated	109,998
4,117	State Street Corporation	151,711
3,433	SunTrust Banks Incorporated	193,106
1,700	SY Bancorp Incorporated	62,645
5,269	Synovus Financial Corporation	101,428
1,013	TCF Financial Corporation	42,485
3,155	UCBH Holdings Incorporated	132,826
2,942	Union Planters Corporation	80,964
1,798	UnionBanCal Corporation	74,833
30,988	US Bancorp	648,269

Shares	Security Name	Value

19,088	Wachovia Corporation	$677,242
12,246	Washington Mutual Incorporated	422,854
24,164	Wells Fargo & Company‡	1,095,837
3,523	Wilmington Trust Corporation	100,053
1,923	Zions Bancorporation	82,227

		$14,291,890

EATING & DRINKING PLACES

Percent of Net Assets		0.34%
4,839	Darden Restaurants Incorporated	$86,183
18,339	McDonald’s Corporation	249,594
2,635	Outback Steakhouse Incorporated	84,847
3,439	Wendy’s International Incorporated	87,110
5,404	Yum! Brands Incorporated†	128,669

		$636,403

EDUCATIONAL SERVICES

Percent of Net Assets		0.08%
3,295	Apollo Group Incorporated Class A†	$152,690

ELECTRIC, GAS & SANITARY SERVICES

Percent of Net Assets		3.14%
8,509	AES Corporation†	$28,250
4,686	Allied Waste Industries Incorporated†	38,660
3,415	Ameren Corporation	133,151
5,744	American Electric Power Company Incorporated	125,104
11,700	BG Group plc ADR	226,629
6,165	Calpine Corporation†	17,200
6,192	CenterPoint Energy Incorporated	28,793
4,047	Cinergy Corporation	130,435
7,625	Citizens Communications Company†	74,801
1,798	CMS Energy Corporation†	8,091
3,903	Consolidated Edison Incorporated	152,217
4,199	Constellation Energy Group Incorporated	110,098
4,152	Dominion Resources Incorporated	223,793
3,335	DTE Energy Company	138,202
13,389	Duke Energy Corporation	180,885
6,865	E.ON AG ADR	293,479
7,078	Edison International†	87,484
9,411	El Paso Corporation	45,737
20,596	Endesa SA ADR	248,182
4,283	Entergy Corporation	195,091
5,757	Exelon Corporation	282,957
5,807	FirstEnergy Corporation	171,307
3,304	FPL Group Incorporated	185,057
110,000	Hong Kong Electric Holdings Limited ADR	419,595

WELLS FARGO OUTLOOK 2040 FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)
5,430	International Power plc ADR†	$77,160
2,189	Kinder Morgan Incorporated	99,665
8,672	Mirant Corporation†	11,707
7,520	National Grid Transco plc ADR	241,166
2,143	Nicor Incorporated	64,483
4,663	NiSource Incorporated	78,991
7,961	PG&E Corporation†	101,503
1,674	Pinnacle West Capital Corporation	51,124
3,847	PPL Corporation	135,299
4,017	Progress Energy Incorporated	156,261
3,078	Public Service Enterprise Group Incorporated	106,591
4,883	Reliant Resources Incorporated†	19,776
3,371	Republic Services Incorporated†	64,285
6,949	RWE AG ADR	154,662
9,845	Scottish Power plc ADR	225,549
4,308	Sempra Energy	99,946
12,201	Southern Company	344,190
309	Texas Genco Holdings Incorporated	5,068
4,592	TXU Corporation	73,334
8,680	Waste Management Incorporated	172,732
9,237	Williams Companies Incorporated	35,193
6,520	Xcel Energy Incorporated	72,307

		$5,936,190

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT

Percent of Net Assets		6.24%
14,261	ADC Telecommunications Incorporated†	$31,945
2,892	Advanced Fibre Communications Incorporated†	46,127
7,326	Advanced Micro Devices Incorporated†	40,220
17,170	Agere Systems Incorporated Class B†	26,270
17,193	Alcatel SA ADR	121,898
5,935	Altera Corporation†	74,366
4,723	American Power Conversion Corporation†	73,868
3,625	Amkor Technology Incorporated†	17,219
4,789	Analog Devices Incorporated†	139,647
2,224	Andrew Corporation†	16,969
6,538	Applied Micro Circuits Corporation†	22,818
7,046	ASML Holding NV NY Shares†	50,943
11,620	Atmel Corporation†	20,451
1,562	AVX Corporation	14,777
4,395	Broadcom Corporation Class A†	63,640

Shares	Security Name	Value

10,891	Canon Incorporated ADR	$391,531
6,102	Chartered Semiconductor Manufacturing Limited ADR	25,262
8,531	CIENA Corporation†	46,238
3,509	Comverse Technology Incorporated†	35,792
5,412	Conexant Systems Incorporated†	7,631
602	Cooper Industries Limited Class A	22,786
1,938	Cree Incorporated†	32,985
4,292	Cypress Semiconductor Corporation†	27,512
3,951	EchoStar Communications Corporation Class A†	104,030
1,098	Emcore Corporation†	2,284
4,796	Emerson Electric Company	225,748
25,959	Ericsson ADR†	168,474
6,567	Gemstar-TV Guide International Incorporated†	23,247
128,199	General Electric Company	3,083,186
1,149	Harris Corporation	34,424
7,387	Infineon Technologies AG ADR†	47,794
3,599	Integrated Device Technology Incorporated†	31,311
84,898	Intel Corporation	1,464,491
2,143	Interdigital Communications Corporation†	30,816
1,472	International Rectifier Corporation†	32,899
26,199	JDS Uniphase Corporation†	75,191
3,794	Kemet Corporation†	30,276
13,328	Koninklijke Philips Electronics NV NY Shares	222,578
1,584	L-3 Communications Holdings, Inc.†	57,214
2,886	Lattice Semiconductor Corporation†	21,126
4,070	Linear Technology Corporation	124,827
6,732	LSI Logic Corporation†	29,890
36,288	Lucent Technologies Incorporated†	59,512
29,851	Matsushita Electric Industrial Company Limited ADR	265,674
4,031	Maxim Integrated Products Incorporated	139,231
1,807	Maytag Corporation	43,549
3,339	McDATA Corporation Class A†	27,714
10,089	Micron Technology Incorporated†	80,611
40,200	Minebea Company Limited ADR	328,470
3,530	Molex Incorporated	78,613
37,090	Motorola Incorporated	312,298
1,640	MRV Communications Incorporated†	1,771

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK 2040 FUND

Shares	Security Name	Value

Common Stock (Continued)
3,167	National Semiconductor Corporation†	$54,251
6,473	Network Appliance Incorporated†	68,743
52,555	Nokia Oyj ADR	695,303
2,329	Novellus Systems Incorporated†	67,890
3,788	NVIDIA Corporation†	47,805
1,164	Omron Corporation ADR	187,559
5,276	Openwave Systems Incorporated†	7,545
3,152	Polycom Incorporated†	31,615
2,311	Power-One Incorporated†	11,370
2,792	Powerwave Technologies Incorporated†	9,884
1,448	QLogic Corporation†	51,274
10,303	Qualcomm Incorporated	356,278
2,474	Rambus Incorporated†	37,555
4,278	RF Micro Devices Incorporated†	27,978
10,394	Sanmina-SCI Corporation†	44,694
9,160	Sanyo Electric Company Limited ADR	129,614
3,771	Scientific-Atlanta Incorporated	49,513
1,272	Silicon Laboratories Incorporated†	34,497
1,899	Skyworks Solutions Incorporated†	13,255
3,010	Sonus Networks Incorporated†	5,298
9,874	Sony Corporation ADR	374,916
8,118	STMicroelectronics NV ADR	151,076
3,311	TDK Corporation ADR	141,313
7,706	Tellabs Incorporated†	46,852
24,602	Texas Instruments Incorporated	412,084
1,906	Thomas & Betts Corporation†	28,838
3,387	Triquint Semiconductor Incorporated†	10,229
1,087	Varian Semiconductor Equipment Associates Incorporated†	27,990
4,102	Vishay Intertechnology Incorporated†	41,430
3,399	Vitesse Semiconductor Corporation†	7,682
623	Whirlpool Corporation	30,689
4,452	Xilinx Incorporated†	101,951

		$11,805,115

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES

Percent of Net Assets		0.56%
2,516	Applera Corporation-Celera Genomics Group†	$20,757
5,067	BearingPoint Incorporated†	33,240
2,623	Celgene Corporation†	57,446
1,143	Cephalon Incorporated†	55,035
3,065	CuraGen Corporation†	10,513
2,304	Dun & Bradstreet Corporation†	82,714

Shares	Security Name	Value

1,414	Fluor Corporation	$39,917
6,774	Halliburton Company	137,241
43,581	Invensys plc ADR	21,965
7,665	Millennium Pharmaceuticals Incorporated†	54,881
4,083	Monsanto Company	67,043
2,348	Moody’s Corporation	103,547
5,375	Paychex Incorporated	140,933
1,604	Quest Diagnostics Incorporated†	84,627
3,743	Quintiles Transnational Corporation†	46,413
10,460	ServiceMaster Company	102,194

		$1,058,466

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT

Percent of Net Assets		0.51%
19,018	Corus Group plc ADR†	$54,201
2,203	Crane Company	38,068
2,246	Fortune Brands Incorporated	98,465
4,242	Illinois Tool Works Incorporated	252,696
6,969	Lockheed Martin Corporation	318,623
8,338	Masco Corporation	153,252
1,791	Snap-On Incorporated	44,757

		$960,062

FOOD & KINDRED PRODUCTS

Percent of Net Assets		3.77%
680	Adolph Coors Company	$32,708
9,732	Anheuser-Busch Companies Incorporated	452,538
13,108	Archer-Daniels-Midland Company	142,877
10,282	Cadbury Schweppes plc ADR	207,182
5,880	Campbell Soup Company	121,951
31,241	Coca-Cola Company	1,256,513
8,072	Coca-Cola Enterprises Incorporated	162,893
9,575	ConAgra Foods Incorporated	220,895
2,015	Del Monte Foods Company†	16,483
8,818	Diageo plc ADR	346,900
4,775	General Mills Incorporated	204,704
104,591	Goodman Fielder Limited ADR	449,365
9,038	Groupe Danone ADR	213,387
4,198	Heinz (H J) Company	128,879
1,705	Hershey Foods Corporation	110,160
3,655	Hormel Foods Corporation	76,792
1,563	JM Smucker Company	53,533
6,248	Kellogg Company	184,753
41,943	Kirin Brewery Company Limited ADR	308,281
4,687	Kraft Foods Incorporated	138,782
5,116	McCormick & Company Incorporated	118,333
14,360	Nestle SA ADR	722,745
4,800	Pepsi Bottling Group Incorporated	111,600

WELLS FARGO OUTLOOK 2040 FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)
4,217	PepsiAmericas Incorporated	$51,532
21,913	PepsiCo Incorporated	839,706
11,979	Sara Lee Corporation	237,184
6,616	Tyson Foods Incorporated Class A	60,867
3,112	WM Wrigley Jr Company	166,897

		$7,138,440

FOOD STORES

Percent of Net Assets		0.48%
5,630	Albertson’s Incorporated	$106,013
9,287	Coles Myer Limited ADR	256,786
6,092	Ito-Yokado Company Limited ADR	163,753
12,798	Koninklijke Ahold NV ADR	47,353
11,421	Kroger Company†	150,986
6,454	Starbucks Corporation†	151,346
3,083	Winn-Dixie Stores Incorporated	37,613

		$913,850

FOREIGN DEPOSITORY INSTITUTIONS

Percent of Net Assets		2.99%
20,017	ABN Amro Holding NV ADR	$314,667
10,675	Allied Irish Banks plc ADR	270,718
39,191	Banco Bilbao Vizcaya Argentaria SA ADR	330,380
15,428	Banco Comercial Portugues SA ADR	129,749
64,823	Banco Santander Central Hispano SA ADR	410,978
120,000	Bank of East Asia Limited ADR	223,872
15,985	Barclays plc ADR	367,815
8,318	Bayerische Hypo-und Vereinsbank AG ADR†	79,790
16,440	BNP Paribas SA ADR	340,208
6,003	Deutsche Bank AG	244,322
11,800	HBOS plc ADR	369,122
14,852	HSBC Holdings plc ADR	796,958
10,842	Lloyds TSB Group plc ADR	242,861
4,293	National Australia Bank Limited ADR	379,888
22,789	Sanpaolo IMI SpA ADR	315,172
21,036	Societe Generale ADR	225,821
43,000	Sumitomo Mitsui Financial Group Incorporated ADR†	100,384
12,016	Westpac Banking Corporation ADR	512,122

		$5,654,827

FORESTRY

Percent of Net Assets		0.06%
2,322	Weyerhaeuser Company	$115,752

FURNITURE & FIXTURES

Percent of Net Assets		0.32%
3,107	Herman Miller Incorporated	$48,562
1,404	Hillenbrand Industries Incorporated	70,130

Shares	Security Name	Value

1,220	Johnson Controls Incorporated	$95,111
1,919	Lear Corporation†	72,884
5,036	Leggett & Platt Incorporated	95,986
4,792	Newell Rubbermaid Incorporated	135,134
4,065	Rockwell Collins Incorporated	79,877

		$597,684

GENERAL MERCHANDISE STORES

Percent of Net Assets		2.19%
3,634	Big Lots Incorporated†	$40,156
2,480	Dillard’s Incorporated Class A	34,596
6,827	Dollar General Corporation	70,933
3,593	Family Dollar Stores Incorporated	101,394
3,453	Federated Department Stores Incorporated†	88,052
3,929	Foot Locker Incorporated	40,076
4,438	J C Penney Company Incorporated	88,094
4,290	May Department Stores Company	84,170
4,993	Mitsukoshi Limited ADR	122,053
4,414	Sears Roebuck & Company	96,137
11,874	Target Corporation	340,190
25,880	Tesco plc ADR	198,111
8,940	TJX Companies Incorporated	143,666
56,218	Wal-Mart Stores Incorporated	2,701,837

		$4,149,465

HEALTH SERVICES

Percent of Net Assets		0.54%
4,885	Caremark Rx Incorporated†	$85,292
1,914	Enzon Pharmaceuticals Incorporated†	24,021
1,700	Express Scripts Incorporated†	87,924
3,458	First Health Group Corporation†	83,372
7,784	HCA Incorporated	321,012
5,162	Health Management Associates Incorporated Class A	92,503
8,717	HEALTHSOUTH Corporation†	31,207
3,414	Human Genome Sciences Incorporated†	23,181
2,390	Immunomedics Incorporated†	6,620
7,950	Tenet Healthcare Corporation†	144,452
2,600	Triad Hospitals Incorporated†	67,574
1,534	Universal Health Services Incorporated Class B†	59,581

		$1,026,739

HOLDING & OTHER INVESTMENT OFFICES

Percent of Net Assets		0.15%
63,000	Mitsubishi Tokyo Financial Group ADR	$279,090

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK 2040 FUND

Shares	Security Name	Value

Common Stock (Continued)

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES

Percent of Net Assets		0.20%
4,863	Bed Bath & Beyond Incorporated†	$160,674
4,435	Best Buy Company Incorporated†	128,925
5,179	Circuit City Stores Incorporated	22,891
3,450	RadioShack Corporation	67,758

		$380,248

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES

Percent of Net Assets		0.15%
8,350	Hilton Hotels Corporation	$91,767
3,393	Marriott International Incorporated Class A	102,536
1,988	MGM MIRAGE†	50,933
2,036	Starwood Hotels & Resorts Worldwide Incorporated	46,034

		$291,270

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT

Percent of Net Assets		5.18%
4,858	3M Company	$609,047
1,025	American Standard Companies Incorporated†	70,223
6,833	Apple Computer Incorporated†	102,563
22,099	Applied Materials Incorporated†	286,845
4,882	Baker Hughes Incorporated	151,440
1,524	Black & Decker Corporation	55,931
4,690	Caterpillar Incorporated	220,430
1,362	CDW Computer Centers Incorporated†	59,465
94,868	Cisco Systems Incorporated†	1,326,255
1,082	Cooper Cameron Corporation†	56,264
3,765	Deere & Company	155,796
33,881	Dell Computer Corporation†	913,432
1,635	Diebold Incorporated	59,449
3,421	Dover Corporation	87,304
1,030	Eaton Corporation	73,079
36,083	EMC Corporation†	266,653
1,979	Emulex Corporation†	35,563
7,604	Gateway Incorporated†	16,577
5,780	Grant Prideco Incorporated†	70,054
45,587	Hewlett-Packard Company	722,554
4,270	Hitachi Limited ADR	179,212
21,406	IBM Corporation	1,668,598
1,600	Ingersoll-Rand Company Class A	63,120
1,493	International Game Technology†	117,320
3,543	Jabil Circuit Incorporated†	58,849
7,200	Juniper Networks Incorporated†	64,728
14,342	Komatsu Limited ADR	220,300

Shares	Security Name	Value

2,459	Lam Research Corporation†	$32,778
1,749	Lexmark International Incorporated†	109,155
34,786	Makita Corporation ADR	234,458
23,891	NEC Corporation ADR	88,875
2,615	Pall Corporation	42,206
564	Palm Incorporated†	6,542
1,716	Parker-Hannifin Corporation	69,172
1,829	Pentair Incorporated	66,484
2,945	Pitney Bowes Incorporated	91,413
3,039	Riverstone Networks Incorporated†	4,954
1,518	Sandisk Corporation†	25,320
9,219	Siemens AG ADR	366,271
2,620	Smith International Incorporated†	91,333
13,480	Solectron Corporation†	42,462
1,600	Stanley Works	41,296
2,411	Storage Technology Corporation†	55,766
5,766	Symbol Technologies Incorporated	61,004
7,056	United Technologies Corporation	413,340
1,511	Varian Medical Systems Incorporated†	76,381
12,129	Vivendi Universal SA ADR	168,351

		$9,798,612

INSURANCE AGENTS, BROKERS & SERVICE

Percent of Net Assets		0.20%
4,745	AON Corporation	$92,290
7,191	Marsh & McLennan Companies Incorporated	292,674

		$384,964

INSURANCE CARRIERS

Percent of Net Assets		4.20%
3,064	ACE Limited	$84,903
12,650	Aegon NV ADR	133,458
2,157	Aetna Incorporated	90,853
8,766	AFLAC Incorporated	273,938
400	Alleghany Corporation†	65,760
17,718	Allianz AG ADR†	127,038
10,134	Allstate Corporation	320,538
1,520	AMBAC Financial Group Incorporated	74,252
38,336	American International Group Incorporated	1,889,581
1,016	American National Insurance Company	79,543
2,921	Anthem Incorporated†	174,121
18,576	AXA ADR	224,955
1,609	Chubb Corporation	76,942
1,370	CIGNA Corporation	58,869
2,938	Cincinnati Financial Corporation	104,123
3,000	Fidelity National Financial Incorporated	98,490

WELLS FARGO OUTLOOK 2040 FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)
3,404	Hartford Financial Services Group	$122,987
3,507	Health Net Incorporated†	88,061
18,464	ING Group NV ADR	247,972
1,664	Jefferson-Pilot Corporation	62,733
4,767	John Hancock Financial Services Incorporated	133,953
2,662	Lincoln National Corporation	75,414
2,419	Loews Corporation	105,734
249	Markel Corporation†	53,201
1,742	MBIA Incorporated	66,422
1,200	Mercury General Corporation	43,452
11,591	MetLife Incorporated	303,336
1,066	MGIC Investment Corporation	42,064
7,674	Millea Holdings Incorporated ADR	264,369
3,000	Old Republic International Corporation	81,900
2,285	Oxford Health Plans Incorporated†	63,980
1,962	PMI Group Incorporated	53,170
2,528	Progressive Corporation	131,481
8,025	Prudential Financial Incorporated	240,991
2,129	Radian Group Incorporated	74,238
1,986	Safeco Corporation	65,300
3,180	St Paul Companies Incorporated	98,135
4,193	Swiss Reinsurance ADR	225,723
2,195	Torchmark Corporation	79,700
500	Transatlantic Holdings Incorporated	32,375
16,628	Travelers Property Casualty Corporation Class B	264,385
4,352	UnitedHealth Group Incorporated	360,781
2,330	Unitrin Incorporated	58,017
5,152	UnumProvident Corporation	66,976
2,682	WellPoint Health Networks Incorporated†	182,403
1,696	WR Berkley Corporation	68,858
1,598	XL Capital Limited Class A	113,362
1,900	Zenith National Insurance Corporation	38,019
15,181	Zurich Financial Services AG ADR	128,744

		$7,915,600

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE

Percent of Net Assets		0.03%
3,857	Georgia-Pacific Corporation	$57,894

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS

Percent of Net Assets		2.50%
4,314	Advanced Medical Optics Incorporated†	$49,827
11,088	Advantest Corporation ADR	121,524

Shares	Security Name	Value

7,287	Agilent Technologies Incorporated†	$96,188
1,924	Allergan Incorporated	123,521
4,442	Applera Corporation-Applied Biosystems Group	81,511
1,559	Bausch & Lomb Incorporated	48,017
7,886	Baxter International Incorporated	223,884
1,774	Beckman Coulter Incorporated	58,719
4,274	Becton Dickinson & Company	147,026
4,442	Biomet Incorporated	134,282
5,954	Boston Scientific Corporation†	262,988
1,359	CR Bard Incorporated	80,317
2,316	Danaher Corporation	150,586
4,869	Eastman Kodak Company	144,122
9,280	Fuji Photo Film Company Limited ADR	292,877
16,658	General Motors Corporation Class H†	169,745
4,190	Guidant Corporation	149,834
2,130	KLA-Tencor Corporation†	76,148
15,797	Medtronic Incorporated	706,126
3,543	Microchip Technology Incorporated	90,169
1,134	Millipore Corporation†	37,944
10,712	Olympus Optical Company Limited ADR	173,059
1,933	PerkinElmer Incorporated	16,392
5,789	Raytheon Company	156,766
2,261	Ricoh Company Limited ADR	170,782
4,248	Rockwell Automation Incorporated	97,746
2,789	St Jude Medical Incorporated†	127,402
2,832	Stryker Corporation	184,646
1,991	Sybron Dental Specialties Incorporated†	32,095
2,729	Tektronix Incorporated†	45,083
3,876	Teradyne Incorporated†	44,923
3,863	Thermo Electron Corporation†	67,989
1,636	Varian Incorporated†	48,377
2,107	Waters Corporation†	48,819
13,980	Xerox Corporation†	125,820
3,374	Zimmer Holdings Incorporated†	149,772

		$4,735,026

METAL MINING

Percent of Net Assets		0.45%
3,836	Freeport-McMoRan Copper & Gold Incorporated Class B†	$65,289
6,538	Newmont Mining Corporation	178,684
1,386	Phelps Dodge Corporation†	49,841
4,092	Rio Tinto plc ADR	332,680
51,204	Sons of Gwalia Limited ADR	217,504

		$843,998

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK 2040 FUND

Shares	Security Name	Value

Common Stock (Continued)

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS

Percent of Net Assets		0.09%
9,807	Pechiney SA ADR	$123,470
1,754	Vulcan Materials Company	55,602

		$179,072

MISCELLANEOUS MANUFACTURING INDUSTRIES

Percent of Net Assets		0.40%
5,220	Hasbro Incorporated	$63,214
8,098	Mattel Incorporated	172,649
2,830	Tiffany & Company	67,835
30,138	Tyco International Limited	446,042

		$749,740

MISCELLANEOUS RETAIL

Percent of Net Assets		0.64%
3,824	Amazon.Com Incorporated†	$84,166
7,082	Costco Wholesale Corporation†	216,143
6,547	CVS Corporation	163,020
3,160	Dollar Tree Stores Incorporated†	65,254
7,406	Office Depot Incorporated†	86,946
11,227	Rite Aid Corporation†	26,945
7,727	Staples Incorporated†	133,754
4,756	Toys R Us Incorporated†	38,428
14,396	Walgreen Company	405,103

		$1,219,759

MOTION PICTURES

Percent of Net Assets		0.52%
48,828	Liberty Media Corporation Class A†	$448,729
31,652	Walt Disney Company	539,983

		$988,712

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING

Percent of Net Assets		0.48%
1,951	CNF Incorporated	$56,130
14,793	United Parcel Service Incorporated Class B	851,189

		$907,319

NONDEPOSITORY CREDIT INSTITUTIONS

Percent of Net Assets		1.67%
17,801	American Express Company	$597,758
2,483	AmeriCredit Corporation†	4,941
3,638	Capital One Financial Corporation	112,669
2,153	Countrywide Financial Corporation	114,949
10,096	FHLMC	551,746
12,559	FNMA	805,032
6,495	Household International Incorporated	181,405
19,692	MBNA Corporation	272,734
6,972	ORIX Corporation ADR	193,124
6,271	Providian Financial Corporation†	38,253

Shares	Security Name	Value

2,048	SLM Corporation	$223,130
665	Student Loan Corporation	62,710

		$3,158,451

OIL & GAS EXTRACTION

Percent of Net Assets		2.26%
4,185	Anadarko Petroleum Corporation	$192,845
2,279	Apache Corporation	148,773
3,200	Berry Petroleum Company Class A	49,440
2,721	BJ Services Company†	93,521
3,071	Burlington Resources Incorporated	142,341
2,787	Devon Energy Corporation	134,333
1,776	Diamond Offshore Drilling Incorporated	38,983
7,239	ENI SpA ADR	533,514
3,562	ENSCO International Incorporated	99,665
2,171	EOG Resources Incorporated	89,662
3,000	Equitable Resources Incorporated	108,900
1,700	Houston Exploration Company†	46,240
1,599	Kerr-McGee Corporation	65,943
2,181	Newfield Exploration Company†	74,372
1,427	Noble Corporation†	51,800
6,374	Occidental Petroleum Corporation	190,583
2,500	Patina Oil & Gas Corporation	83,200
3,963	Pioneer Natural Resources Company†	103,632
19,291	Repsol YPF SA ADR	270,460
2,887	Rowan Companies Incorporated	56,672
7,410	Schlumberger Limited	308,330
10,766	Shell Transport & Trading Company plc ADR	373,903
1,050	Tidewater Incorporated	32,151
10,655	Total Fina Elf SA ADR	700,566
2,626	Transocean Incorporated†	59,610
5,792	Varco International Incorporated†	109,816
4,544	XTO Energy Incorporated	114,554

		$4,273,809

PAPER & ALLIED PRODUCTS

Percent of Net Assets		0.63%
1,313	Bemis Company Incorporated	$54,962
1,557	Boise Cascade Corporation	37,555
465	Bowater Incorporated	17,647
6,621	Bunzl plc ADR	199,623
6,015	International Paper Company	210,705
6,468	Kimberly-Clark Corporation	296,428
3,437	MeadWestvaco Corporation	79,704
4,475	Pactiv Corporation†	88,426
4,491	Rexam plc ADR	113,667

WELLS FARGO OUTLOOK 2040 FUNDS	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)
3,387	Sonoco Products Company	$70,280
735	Temple-Inland Incorporated	30,797

		$1,199,794

PERSONAL SERVICES

Percent of Net Assets		0.13%
3,669	Cintas Corporation	$123,168
2,831	H&R Block Incorporated	114,854

		$238,022

PETROLEUM REFINING & RELATED INDUSTRIES

Percent of Net Assets		3.71%
1,087	Amerada Hess Corporation	$48,404
820	Ashland Incorporated	22,804
27,256	BP plc ADR	1,038,725
15,168	ChevronTexaco Corporation	973,331
9,105	ConocoPhillips	461,623
99,172	Exxon Mobil Corporation	3,373,830
6,019	Marathon Oil Corporation	138,979
2,031	Murphy Oil Corporation	87,394
15,130	Royal Dutch Petroleum Company NY Shares	600,207
1,904	Sunoco Incorporated	67,383
4,261	Unocal Corporation	112,277
2,322	Valero Energy Corporation	90,581

		$7,015,538

PRIMARY METAL INDUSTRIES

Percent of Net Assets		0.47%
13,446	Alcoa Incorporated	$275,643
2,921	Allegheny Technologies Incorporated	8,734
1,200	Curtiss-Wright Corporation	65,520
3,243	Engelhard Corporation	67,292
6,981	Johnson Matthey plc ADR	180,661
13,837	Kubota Corporation ADR	175,038
1,504	Nucor Corporation	62,566
2,156	Precision Castparts Corporation	50,882

		$886,336

PRINTING, PUBLISHING & ALLIED INDUSTRIES

Percent of Net Assets		1.54%
4,054	Belo Corporation Class A	$87,364
1,095	Dow Jones & Company Incorporated	39,289
340	EW Scripps Company Class A	27,234
3,704	Gannett Company Incorporated	267,318
1,319	Knight-Ridder Incorporated	84,179
1,579	McClatchy Company Class A	85,613
2,272	McGraw-Hill Companies Incorporated	127,777
230	Media General Incorporated	11,523
1,681	Meredith Corporation	65,761
2,041	New York Times Company Class A	94,825
6,310	News Corporation Limited ADR	157,750
2,980	Reader’s Digest Association Incorporated	32,214
8,593	Reed Elsevier NV ADR	175,985

Shares	Security Name	Value

4,534	Reed Elsevier plc ADR	$134,660
3,050	RR Donnelley & Sons Company	55,693
4,816	Toppan Printing Company Limited ADR	165,795
5,291	Tribune Company	237,301
1,481	Valassis Communications Incorporated†	33,737
26,168	Viacom Incorporated Class B†	971,618
88	Washington Post Company Class B	62,788

		$2,918,424

RAILROAD TRANSPORTATION

Percent of Net Assets		0.28%
5,307	Burlington Northern Santa Fe Corporation	$132,675
3,071	CSX Corporation	82,487
7,255	Norfolk Southern Corporation	138,280
3,254	Union Pacific Corporation	179,588

		$533,030

REAL ESTATE

Percent of Net Assets		0.15%
4,027	Catellus Development Corporation†	$80,459
74,722	City Developments Limited ADR	159,823
1,837	St Joe Company	51,914

		$292,196

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS

Percent of Net Assets		0.23%
6,364	Bridgestone Corporation ADR	$143,725
3,306	Goodyear Tire & Rubber Company	13,224
4,168	Nike Incorporated Class B	193,270
1,379	Sealed Air Corporation†	50,016
3,036	Tupperware Corporation	37,859

		$438,094

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES

Percent of Net Assets		1.62%
2,183	AG Edwards Incorporated	$58,221
1,353	Bear Stearns Companies Incorporated	84,752
21,969	Charles Schwab Corporation	173,555
11,987	Credit Suisse Group ADR	222,958
7,582	E*TRADE Group Incorporated†	31,844
3,957	Franklin Resources Incorporated	129,275
6,916	Goldman Sachs Group Incorporated	480,316
5,221	Janus Capital Group Incorporated	61,764
4,249	Knight Trading Group Incorporated†	20,693
2,198	LaBranche & Company Incorporated	44,663

PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003	WELLS FARGO OUTLOOK 2040 FUND

Shares	Security Name	Value

Common Stock (Continued)
1,607	Legg Mason Incorporated	$79,113
3,274	Lehman Brothers Holdings Incorporated	181,281
12,474	Merrill Lynch & Company Incorporated	425,114
15,553	Morgan Stanley	573,128
1,515	Neuberger Berman Incorporated	40,360
26,833	Nomura Holdings Incorporated ADR	319,581
3,220	Nuveen Investments Incorporated	71,709
2,907	T Rowe Price Group Incorporated	74,768

		$3,073,095

STONE, CLAY, GLASS & CONCRETE PRODUCTS

Percent of Net Assets		0.37%
17,110	Corning Incorporated†	$84,181
7,056	Hanson plc ADR	166,169
17,900	Holcim Limited ADR	290,075
10,826	Lafarge SA ADR	160,225

		$700,650

TOBACCO PRODUCTS

Percent of Net Assets		0.80%
26,056	Altria Group Incorporated	$1,007,064
9,042	British American Tobacco plc ADR	175,053
6,495	Imperial Tobacco Group plc ADR	204,722
1,159	RJ Reynolds Tobacco Holdings Incorporated	46,256
3,028	UST Incorporated	87,297

		$1,520,392

TRANSPORTATION BY AIR

Percent of Net Assets		0.31%
1,961	AMR Corporation†	$4,589
3,162	Continental Airlines Incorporated Class B†	16,126
4,597	FedEx Corporation	236,286
15,795	Japan Airlines System Corporation ADR†	173,682
13,437	Southwest Airlines Company	162,185

		$592,868

TRANSPORTATION EQUIPMENT

Percent of Net Assets		2.08%
15,460	BAE Systems plc ADR	$107,144
12,621	Boeing Company	347,835
3,134	Brunswick Corporation	59,233
11,095	DaimlerChrysler AG	339,174
3,808	Dana Corporation	32,596
11,421	Delphi Corporation	88,284
18,722	Fiat SpA ADR	146,780
30,105	Ford Motor Company	250,474
2,680	General Dynamics Corporation	158,817

Shares	Security Name	Value

7,888	General Motors Corporation	$266,378
3,211	Genuine Parts Company	92,477
2,395	Goodrich Corporation	36,811
4,272	Harley-Davidson Incorporated	169,128
17,407	Honda Motor Company Limited ADR	319,767
13,133	Honeywell International Incorporated	300,614
1,670	ITT Industries Incorporated	93,904
1,573	Navistar International Corporation†	37,170
2,613	Northrop Grumman Corporation	226,547
2,274	PACCAR Incorporated	109,197
1,390	SPX Corporation†	50,568
2,243	Textron Incorporated	81,040
13,152	Toyota Motor Corporation ADR	624,457

		$3,938,395

TRANSPORTATION SERVICES

Percent of Net Assets		0.10%
3,123	Expeditors International of Washington Incorporated	$106,775
2,197	GATX Corporation	33,922
2,896	Sabre Holdings Corporation†	47,958

		$188,655

WATER TRANSPORTATION

Percent of Net Assets		0.22%
9,105	Carnival Corporation	$209,142
2,800	GulfMark Offshore Incorporated†	41,916
6,220	P & O Princess Cruises plc ADR	158,112

		$409,170

WHOLESALE TRADE-DURABLE GOODS

Percent of Net Assets		1.78%
3,573	Apogent Technologies Incorporated†	$55,739
2,808	Arrow Electronics Incorporated†	40,379
3,214	Avnet Incorporated†	33,104
3,398	Cytyc Corporation†	43,257
1,615	Grainger WW Incorporated	74,338
38,288	Johnson & Johnson	2,008,205
2,705	Kyocera Corporation ADR	142,283
17,350	Mitsubishi Corporation ADR	232,166
2,646	Mitsui & Company Limited ADR	285,768
18,422	Nissan Motor Company Limited ADR	278,725
3,367	Omnicare Incorporated	85,118
5,047	Sycamore Networks Incorporated†	15,444
1,262	Tech Data Corporation†	28,546
6,193	Visteon Corporation	39,326

		$3,362,398

WELLS FARGO OUTLOOK 2040 FUND	PORTFOLIO OF INVESTMENTS — FEBRUARY 28, 2003

Shares	Security Name	Value

Common Stock (Continued)

WHOLESALE TRADE-NONDURABLE GOODS

Percent of Net Assets		0.93%
2,169	AmerisourceBergen Corporation	$119,295
580	Brown-Forman Corporation Class B	40,339
6,309	Cardinal Health Incorporated	361,443
5,067	McKesson Corporation	134,985
6,498	Safeway Incorporated†	129,245
5,250	Smurfit-Stone Container Corporation†	69,510
3,267	Supervalu Incorporated	45,477
9,978	Sysco Corporation	270,603
5,374	Unilever NV NY Shares	304,598
8,188	Unilever plc ADR	287,808

		$1,763,303
TOTAL COMMON STOCK (Cost $218,866,391)		$163,132,325

Real Estate Investment Trust

Percent of Net Assets		1.01%
5,299	Archstone-Smith Trust	$116,843
1,784	Boston Properties Incorporated	66,365
3,342	CBL & Associates Properties Incorporated	133,179
6,018	Crescent Real Estate Equities Company	88,766
4,863	Duke Realty Corporation	126,195
5,353	Equity Office Properties Trust	131,309
3,164	Equity Residential	76,822
8,879	Host Marriott Corporation†	61,443
2,723	iStar Financial Incorporated	77,333
3,443	Kimco Realty Corporation	116,029
5,200	Pennsylvania Real Estate Investment Trust	134,680
3,081	Plum Creek Timber Company Incorporated	66,858
2,248	Public Storage Incorporated	74,184
2,864	Rouse Company	95,543
3,100	Saul Centers Incorporated	69,781
3,044	Simon Property Group Incorporated	105,444
5,500	Tanger Factory Outlet Centers Incorporated	165,275
11,306	Ventas Incorporated	135,672
1,796	Vornado Realty Trust	62,860

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,970,736)		$1,904,581

Interest Rate	Maturity Date	Principal	Value
US Treasury Obligations

Percent of Net Assets			11.74%

US TREASURY BONDS

Percent of Net Assets			10.31%
7.50%	11/15/16	$1,390,000	$1,850,816
8.13%	8/15/19	2,270,000	3,220,562
8.00%	11/15/21	6,270,000	8,903,400
7.25%	8/15/22	3,130,000	4,153,362
5.38%	2/15/31	1,230,000	1,363,714

			$19,491,854

US TREASURY NOTES

Percent of Net Assets			1.43%
4.00%	11/15/12	$2,630,000	$2,697,701

TOTAL US TREASURY OBLIGATIONS (Cost $21,230,882)			$22,189,555

Short-Term Investments

Percent of Net Assets			1.28%

US TREASURY BILLS

Percent of Net Assets			1.28%
1.15%^	4/24/03	$626,000	$624,925
1.15%^	5/8/03	1,804,000	1,800,047

TOTAL SHORT-TERM INVESTMENTS (Cost $2,425,175)			2,424,972

TOTAL INVESTMENTS IN SECURITIES (Cost $244,493,184)*		100.28%	$189,651,433

Other Assets and Liabilities, Net		(0.28)	(530,144)

TOTAL NET ASSETS		100.00%	$189,121,289

†	Non-income earning securities.
^	Yield to maturity.
‡	Security of an affiliate of the fund with a cost of $1,767,707.
*	Cost for federal income tax purposes is $245,257,418 and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$10,141,151
Gross Unrealized Depreciation	(65,747,136)

Net Unrealized Depreciation	$(55,605,985)

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank —

OUTLOOK FUNDS	STATEMENTS OF ASSETS AND LIABILITIES — FEBRUARY 28, 2003

	Outlook Today	Outlook 2010	Outlook 2020	Outlook 2030	Outlook 2040

ASSETS

INVESTMENTS:
In securities, at market value (see cost below)	$69,330,899	$149,787,550	$231,404,687	$135,195,880	$189,651,433
Cash	50,239	50,073	50,257	50,738	50,732
Collateral for securities loaned	35,224,818	75,702,721	114,423,781	48,283,538	56,591,977
Receivable for dividends and interest and other receivables	450,254	905,278	1,105,723	409,236	559,933
Receivable for investments sold	7,418,879	7,344,397	4,329,034	0	0
Receivable for Fund shares issued	147,010	274,009	307,248	183,710	93,098
Prepaid Expenses and Other Assets	522	0	0	0	159

TOTAL ASSETS	112,622,621	234,064,028	351,620,730	184,123,102	246,947,332

LIABILITIES
Payable for investments purchased	7,340,176	7,567,455	5,058,190	990,471	0
Payable for securities loaned	35,224,818	75,702,721	114,423,781	48,283,538	56,591,977
Payable for Fund shares redeemed	526,813	332,206	206,254	274,789	463,567
Payable to Investment Adviser and affiliates	38,060	99,192	158,400	83,766	120,953
Payable to other related parties	16,899	24,710	24,908	15,537	30,838
Accrued expenses and other liabilities	194,504	250,544	213,336	208,252	618,708

TOTAL LIABILITIES	43,341,270	83,976,828	120,084,869	49,856,353	57,826,043

TOTAL NET ASSETS	$69,281,351	$150,087,200	$231,535,861	$134,266,749	$189,121,289

NET ASSETS CONSIST OF:

Paid-in capital	$74,843,743	$172,699,424	$282,644,622	$165,844,202	$256,235,885
Undistributed net investment income (loss)	197,310	399,654	377,453	185,064	243,492
Undistributed net realized gain (loss) on investments	(445,243)	(3,836,999)	(7,462,011)	29,972	(12,516,337)
Net unrealized appreciation (depreciation) of investments	(5,314,459)	(19,174,879)	(44,024,203)	(31,792,489)	(54,841,751)

TOTAL NET ASSETS	$69,281,351	$150,087,200	$231,535,861	$134,266,749	$189,121,289

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net assets – Class A	$33,298,959	$68,976,564	$105,206,028	$75,953,372	$111,545,913
Shares outstanding – Class A	3,714,696	6,726,516	10,152,848	7,244,148	10,476,468
Net asset value per share – Class A	$8.96	$10.25	$10.36	$10.48	$10.65
Maximum offering price per share – Class A (1)	$9.51	$10.88	$10.99	$11.12	$11.30
Net Assets – Class B	$19,428,008	$32,830,852	$31,051,615	$20,319,084	$43,979,512
Shares outstanding – Class B	2,129,154	3,199,112	3,021,237	1,969,653	4,279,729
Net asset value and offering price per share – Class B	$9.12	$10.26	$10.28	$10.32	$10.28
Net Assets – Class C	$7,822,025	$5,630,907	$5,329,924	$2,790,909	$3,766,512
Shares outstanding – Class C	858,620	544,021	515,232	270,185	366,499
Net asset value and offering price per share – Class C	$9.11	$10.35	$10.34	$10.33	$10.28
Maximum offering price per share – Class C (2)	$9.20	$10.45	$10.44	$10.43	$10.38
Net Assets – Institutional Class	$8,732,359	$42,648,877	$89,948,294	$35,203,384	$29,829,352
Shares outstanding – Institutional Class	959,542	4,127,650	8,592,159	3,330,794	2,768,490
Net asset value and offering price per share – Institutional Class	$9.10	$10.33	$10.47	$10.57	$10.77
INVESTMENT AT COST (NOTE 2)	$74,645,358	$168,962,429	$275,428,890	$166,988,369	$244,493,184
SECURITIES ON LOAN, AT MARKET VALUE (NOTE 2)	$34,615,658	$74,538,406	$112,492,692	$47,104,014	$55,187,696

(1)	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
(2)	Maximum offering price is computed as 100/99.00 of net asset value.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — FEBRUARY 28, 2003	OUTLOOK FUNDS

	Outlook Today	Outlook 2010	Outlook 2020	Outlook 2030	Outlook 2040

INVESTMENT INCOME
Dividends	$482,121	$1,647,883	$3,268,996	$2,156,647	$3,793,701
Interest	1,904,549	3,097,008	2,906,127	945,761	627,297
Securities Lending	54,757	121,057	158,348	74,978	87,281

TOTAL INVESTMENT INCOME (LOSS)	2,441,427	4,865,948	6,333,471	3,177,386	4,508,279

EXPENSES
Advisory fees	497,671	1,134,986	1,792,323	1,012,401	1,608,835
Administration fees	106,644	243,211	384,069	216,943	344,750
Custody fees	14,219	32,428	51,209	28,926	45,967
Shareholder servicing fees	155,898	306,269	411,674	282,478	495,954
Portfolio accounting fees	77,766	78,195	79,458	79,457	73,741
Transfer agent
Class A	75,654	130,255	214,679	193,176	330,025
Class B	25,464	37,933	51,919	41,040	123,583
Class C	7,160	10,554	12,499	11,801	14,237
Institutional Class	2,476	7,248	15,009	8,000	6,627
Distribution fees
Class B	135,837	278,887	279,654	177,759	410,261
Class C	55,976	43,332	45,310	21,886	34,088
Legal and audit fees	25,503	25,539	25,441	25,363	24,588
Registration fees	16,965	20,364	25,722	19,576	19,488
Directors’ fees	6,372	6,372	6,372	6,372	6,372
Shareholder reports	57,633	115,590	171,299	121,545	172,512
Other	14,424	22,085	27,362	20,403	28,196

TOTAL EXPENSES	1,275,662	2,493,248	3,593,999	2,267,126	3,739,224

LESS:
Waived fees and reimbursed expenses	(243,930)	(277,545)	(305,148)	(332,187)	(532,939)
NET EXPENSES	1,031,732	2,215,703	3,288,851	1,934,939	3,206,285

NET INVESTMENT INCOME(LOSS)	1,409,695	2,650,245	3,044,620	1,242,447	1,301,994

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
Securities	660,829	(2,816,073)	(7,066,070)	4,360,208	(11,734,874)

NET REALIZED GAIN (LOSS) FROM INVESTMENTS	660,829	(2,816,073)	(7,066,070)	4,360,208	(11,734,874)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
Securities	(5,577,318)	(17,218,675)	(37,265,991)	(33,904,046)	(43,342,406)

Net Change in Unrealized Appreciation (Depreciation) of Investments	(5,577,318)	(17,218,675)	(37,265,991)	(33,904,046)	(43,342,406)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(4,916,489)	(20,034,748)	(44,332,061)	(29,543,838)	(55,077,280)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,506,794)	$(17,384,503)	$(41,287,441)	$(28,301,391)	$(53,775,286)

WELLS FARGO OUTLOOK FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	OUTLOOK TODAY		OUTLOOK 2010
	For the Year Ended February 28, 2003	For the Year Ended February 28, 2002	For the Year Ended February 28, 2003	For the Year Ended February 28, 2002

INCREASE (DECREASE) IN NET ASSETS
Beginning net assets	$74,950,443	$67,667,539	$173,510,852	$172,036,030

OPERATIONS:
Net investment income	1,409,695	1,944,358	2,650,245	3,682,818
Net realized gain (loss) on sale of investments	660,829	680,198	(2,816,073)	1,478,108
Net change in unrealized appreciation (depreciation) of investments	(5,577,318)	(1,243,119)	(17,218,675)	(7,791,448)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,506,794)	1,381,437	(17,384,503)	(2,630,522)

Distributions to shareholders from:
Net investment income
Class A	(859,765)	(1,249,560)	(1,489,514)	(2,139,208)
Class B	(312,644)	(339,683)	(497,328)	(672,912)
Class C	(129,644)	(157,556)	(73,300)	(121,417)
Institutional Class	(230,965)	(203,140)	(869,780)	(703,079)
Net realized gain on sales of investments
Class A	(608,063)	(272,824)	(415,153)	(1,007,412)
Class B	(337,642)	(105,353)	(196,112)	(443,990)
Class C	(134,479)	(45,114)	(31,759)	(70,781)
Institutional Class	(143,553)	(50,569)	(227,943)	(342,180)

Capital Share Transactions:
Proceeds from shares sold – Class A	6,688,606	7,778,374	12,208,481	16,637,594
Reinvestment of dividends – Class A	1,405,214	1,469,717	1,871,653	3,111,435
Cost of shares redeemed – Class A	(13,127,935)	(13,395,932)	(24,661,516)	(32,480,122)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	(5,034,115)	(4,147,841)	(10,581,382)	(12,731,093)

Proceeds from shares sold – Class B	8,486,378	8,169,755	5,313,881	11,614,080
Reinvestment of dividends – Class B	608,273	416,758	655,410	1,061,722
Cost of shares redeemed – Class B	(4,751,063)	(3,123,839)	(9,400,328)	(6,356,527)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS B	4,343,588	5,462,674	(3,431,037)	6,319,275

Proceeds from shares sold – Class C	3,861,891	2,691,862	2,713,004	3,687,567
Reinvestment of dividends – Class C	216,881	176,231	91,765	174,324
Cost of shares redeemed – Class C	(3,275,723)	(1,063,937)	(2,319,605)	(3,485,577)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS C	803,049	1,804,156	485,164	376,314

Proceeds from shares sold – Institutional Class	4,464,786	7,325,640	19,228,765	20,564,327
Reinvestment of dividends – Institutional Class	374,517	253,222	1,095,738	1,044,936
Cost of shares redeemed – Institutional Class	(4,357,368)	(2,372,585)	(9,035,508)	(5,967,436)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS	481,935	5,206,277	11,288,995	15,641,827

NET INCREASE (DECREASE) IN NET ASSETS	(5,669,092)	7,282,904	(23,423,652)	1,474,822

NET ASSETS:

ENDING NET ASSETS	$69,281,351	$74,950,443	$150,087,200	$173,510,852

Shares Issued and Redeemed:
Shares sold – Class A	718,015	790,119	1,122,349	1,400,538
Shares issued in reinvestment of dividends – Class A	151,722	150,267	173,022	263,834
Shares redeemed – Class A	(1,397,644)	(1,358,500)	(2,281,386)	(2,720,752)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING OUTSTANDING – CLASS A	(527,907)	(418,114)	(986,015)	(1,056,380)

Shares sold – Class B	891,237	814,236	483,449	969,705
Shares issued in reinvestment of dividends – Class B	64,790	41,819	60,537	89,915
Shares redeemed – Class B	(501,428)	(312,118)	(875,857)	(532,431)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING OUTSTANDING – CLASS B	454,599	543,937	(331,871)	527,189

Shares sold – Class C	409,689	268,712	247,127	306,190
Shares issued in reinvestment of dividends – Class C	23,095	17,718	8,416	14,643
Shares redeemed – Class C	(346,270)	(106,446)	(215,148)	(291,961)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING OUTSTANDING – CLASS C	86,514	179,984	40,395	28,872

Shares sold – Institutional Class	472,064	730,339	1,753,928	1,710,703
Shares issued in reinvestment of dividends – Institutional Class	39,864	25,502	101,128	87,983
Shares redeemed – Institutional Class	(462,937)	(237,450)	(837,741)	(498,419)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING OUTSTANDING – INSTITUTIONAL CLASS	48,991	518,391	1,017,315	1,300,267

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$197,310	$322,937	$399,654	$703,069

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	OUTLOOK FUNDS

OUTLOOK 2020		OUTLOOK 2030		OUTLOOK 2040
For the Year Ended February 28, 2003	For the Year Ended February 28, 2002	For the Year Ended February 28, 2003	For the Year Ended February 28, 2002	For the Year Ended February 28, 2003	For the Year Ended February 28, 2002

$282,207,262	$273,310,920	$162,957,715	$190,762,230	$276,527,541	$341,040,109

3,044,620	3,684,212	1,242,447	1,280,772	1,301,994	405,636
(7,066,070)	676,698	4,360,208	2,365,956	(11,734,874)	731,311

(37,265,991)	(21,058,210)	(33,904,046)	(19,935,809)	(43,342,406)	(39,726,241)

(41,287,441)	(16,697,300)	(28,301,391)	(16,289,081)	(53,775,286)	(38,589,294)

(1,504,771)	(1,962,975)	(839,357)	(960,820)	(928,018)	0
(249,459)	(409,869)	(101,914)	(101,254)	(128,086)	0
(39,013)	(55,006)	(11,503)	(12,882)	(10,401)	0
(1,433,375)	(1,328,566)	(415,526)	(255,739)	(318,252)	0

0	(855,640)	(3,178,411)	(2,808,634)	(931,523)	(2,290,220)
0	(278,562)	(860,602)	(760,049)	(377,802)	(944,369)
0	(42,379)	(109,004)	(103,454)	(32,777)	(77,144)
0	(545,269)	(1,243,501)	(659,364)	(224,797)	(433,220)

18,584,376	25,609,731	16,044,412	12,839,269	8,099,258	11,902,824
1,479,925	2,783,364	3,942,122	3,721,693	1,830,320	2,256,251
(31,134,712)	(34,396,248)	(24,127,695)	(34,656,148)	(34,123,589)	(36,376,805)

(11,070,411)	(6,003,153)	(4,141,161)	(18,095,186)	(24,194,011)	(22,217,730)

3,269,971	7,160,159	1,855,318	3,015,800	2,165,007	4,691,576
243,278	670,181	945,870	849,581	496,898	926,508
(9,213,313)	(8,527,732)	(4,620,414)	(6,644,142)	(12,315,454)	(12,406,782)

(5,700,064)	(697,392)	(1,819,226)	(2,778,761)	(9,653,549)	(6,788,698)

1,953,378	2,923,822	1,533,660	1,936,505	1,134,903	1,543,660
36,735	90,938	117,216	114,140	40,761	71,780
(2,359,923)	(2,024,637)	(1,543,918)	(1,625,103)	(1,698,555)	(1,625,874)

(369,810)	990,123	106,958	425,542	(522,891)	(10,434)

24,270,120	46,118,491	14,736,524	17,797,433	11,665,291	14,966,088
1,426,395	1,860,297	1,651,150	905,057	542,010	432,356
(14,713,572)	(11,196,458)	(4,164,002)	(4,107,323)	(8,516,160)	(8,559,903)

10,982,943	36,782,330	12,223,672	14,595,167	3,691,141	6,838,541

(50,671,401)	8,896,342	(28,690,966)	(27,804,515)	(87,406,252)	(64,512,568)

$231,535,861	$282,207,262	$134,266,749	$162,957,715	$189,121,289	$276,527,541

1,656,509	2,006,724	1,378,313	906,885	655,770	826,625
133,253	221,989	355,125	268,793	161,647	160,040
(2,806,124)	(2,720,350)	(2,051,468)	(2,443,142)	(2,876,277)	(2,518,424)

(1,016,362)	(491,637)	(318,030)	(1,267,464)	(2,058,860)	(1,531,759)

286,811	567,966	155,845	215,056	178,378	335,705
22,061	53,753	87,222	62,317	45,490	67,963
(840,904)	(683,286)	(399,796)	(473,605)	(1,086,883)	(906,830)

(532,032)	(61,567)	(156,729)	(196,232)	(863,015)	(503,162)

172,405	230,905	130,944	137,960	97,954	108,489
3,309	7,251	10,791	8,370	3,741	5,265
(212,480)	(162,303)	(131,231)	(119,263)	(150,345)	(120,306)

(36,766)	75,853	10,504	27,067	(48,650)	(6,552)

2,136,718	3,561,827	1,246,693	1,251,264	957,239	1,016,566

127,432	147,202	147,373	64,964	47,338	30,315
(1,312,191)	(876,804)	(349,134)	(287,691)	(713,391)	(590,593)

951,959	2,832,225	1,044,932	1,028,537	291,186	456,288

$377,453	$582,801	$185,064	$326,461	$243,492	$347,910

WELLS FARGO OUTLOOK FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Return of Capital

OUTLOOK TODAY

CLASS A
March 1, 2002 to February 28, 2003	$9.79	$0.21	$(0.66)	$(0.22)	$(0.16)	N/A
March 1, 2001 to February 28, 2002	9.94	0.29	(0.09)	(0.29)	(0.06)	N/A
March 1, 2000 to February 28, 2001	10.30	0.38	0.21	(0.39)	(0.56)	N/A
March 1, 1999 to February 29, 2000	10.52	0.38	0.09	(0.36)	(0.33)	N/A
March 1, 1998 to February 28, 1999	10.83	0.36	0.32	(0.37)	(0.62)	N/A

CLASS B
March 1, 2002 to February 28, 2003	9.96	0.15	(0.66)	(0.17)	(0.16)	N/A
March 1, 2001 to February 28, 2002	10.11	0.23	(0.08)	(0.24)	(0.06)	N/A
March 1, 2000 to February 28, 2001	10.44	0.31	0.24	(0.32)	(0.56)	N/A
March 1, 1999 to February 29, 2000	10.61	0.27	0.14	(0.25)	(0.33)	N/A
August 1, 1998(2) to February 28, 1999	10.91	0.07	0.29	(0.04)	(0.62)	N/A

CLASS C
March 1, 2002 to February 28, 2003	9.94	0.16	(0.66)	(0.17)	(0.16)	N/A
March 1, 2001 to February 28, 2002	10.09	0.23	(0.08)	(0.24)	(0.06)	N/A
March 1, 2000 to February 28, 2001	10.44	0.34	0.21	(0.34)	(0.56)	N/A
March 1, 1999 to February 29, 2000	10.62	0.29	0.12	(0.26)	(0.33)	N/A
December 1, 1998(2) to February 28, 1999	11.24	0.04	(0.04)	(0.01)	(0.61)	N/A

INSTITUTIONAL CLASS
March 1, 2002 to February 28, 2003	9.94	0.23	(0.66)	(0.25)	(0.16)	N/A
March 1, 2001 to February 28, 2002	10.08	0.30	(0.07)	(0.31)	(0.06)	N/A
March 1, 2000 to February 28, 2001	10.36	0.36	0.25	(0.33)	(0.56)	N/A
November 8, 1999(2) to February 29, 2000	10.66	0.08	0.00	(0.05)	(0.33)	N/A

OUTLOOK 2010

CLASS A
March 1, 2002 to February 28, 2003	11.65	0.19	(1.33)	(0.20)	(0.06)	N/A
March 1, 2001 to February 28, 2002	12.22	0.28	(0.45)	(0.27)	(0.13)	N/A
March 1, 2000 to February 28, 2001	12.88	0.35	(0.15)	(0.35)	(0.51)	N/A
March 1, 1999 to February 29, 2000	13.27	0.34	0.66	(0.34)	(1.05)	N/A
March 1, 1998 to February 28, 1999	13.16	0.32	0.94	(0.33)	(0.82)	N/A

CLASS B
March 1, 2002 to February 28, 2003	11.66	0.13	(1.33)	(0.14)	(0.06)	N/A
March 1, 2001 to February 28, 2002	12.23	0.20	(0.43)	(0.21)	(0.13)	N/A
March 1, 2000 to February 28, 2001	12.88	0.28	(0.14)	(0.28)	(0.51)	N/A
March 1, 1999 to February 29, 2000	13.25	0.25	0.68	(0.25)	(1.05)	N/A
March 1, 1998 to February 28, 1999	13.10	0.22	0.97	(0.22)	(0.82)	N/A

CLASS C
March 1, 2002 to February 28, 2003	11.75	0.13	(1.33)	(0.14)	(0.06)	N/A
March 1, 2001 to February 28, 2002	12.32	0.20	(0.43)	(0.21)	(0.13)	N/A
March 1, 2000 to February 28, 2001	12.97	0.29	(0.16)	(0.27)	(0.51)	N/A
March 1, 1999 to February 29, 2000	13.29	0.21	0.72	(0.20)	(1.05)	N/A
December 1, 1998(2) to February 28, 1999	13.98	0.04	0.09	0.00 (3)	(0.82)	N/A

INSTITUTIONAL CLASS
March 1, 2002 to February 28, 2003	11.75	0.21	(1.33)	(0.24)	(0.06)	N/A
March 1, 2001 to February 28, 2002	12.32	0.29	(0.43)	(0.30)	(0.13)	N/A
March 1, 2000 to February 28, 2001	12.95	0.33	(0.12)	(0.33)	(0.51)	N/A
November 8, 1999(2) to February 29, 2000	13.83	0.07	0.13	(0.03)	(1.05)	N/A

(1)	These ratios include income earned and expenses charged to each fund. Annualized for periods of less than one year.
(2)	Commencement of operations.
(3)	Distribution was less than $0.01 per share
(4)	Calculated based upon average shares outstanding.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	WELLS FARGO OUTLOOK FUNDS

Ending Net Asset Value Per Share	Ratio to Average Net Assets (annualized)(1)			Total Return	Portfolio Turnover Rate	Net Assets at End of Period (000's Omitted)
	Net Investment Income (loss)	Net Expenses	Gross Expenses

$8.96	2.12%	1.30%	1.60%	(4.63)%	53%	$33,299
9.79	2.85%	1.30%	1.63%	2.06%	51%	41,543
9.94	3.66%	1.30%	1.51%	5.79%	58%	46,316
10.30	3.29%	1.30%	1.45%	4.47%	55%	44,801
10.52	3.27%	1.25%	1.31%	6.40%	66%	56,986

9.12	1.60%	1.80%	2.28%	(5.15)%	53%	19,428
9.96	2.31%	1.80%	2.26%	1.54%	51%	16,678
10.11	3.15%	1.80%	2.00%	5.30%	58%	11,425
10.44	2.76%	1.80%	2.17%	3.87%	55%	6,457
10.61	2.24%	1.70%	3.01%	3.35%	66%	3,161

9.11	1.61%	1.80%	2.23%	(5.06)%	53%	7,822
9.94	2.32%	1.80%	2.26%	1.52%	51%	7,678
10.09	3.19%	1.80%	1.97%	5.36%	58%	5,972
10.44	2.77%	1.80%	2.13%	3.91%	55%	7,243
10.62	2.27%	1.76%	2.66%	0.02%	66%	4,758

9.10	2.42%	1.00%	1.17%	(4.32)%	53%	8,732
9.94	3.06%	1.03%	1.29%	2.40%	51%	9,052
10.08	3.88%	1.04%	1.16%	5.94%	58%	3,954
10.36	3.56%	1.00%	1.05%	0.53%	55%	134

10.25	1.69%	1.30%	1.44%	(9.86)%	65%	68,977
11.65	2.25%	1.30%	1.53%	(1.43)%	39%	89,878
12.22	2.74%	1.30%	1.43%	1.41%	54%	107,161
12.88	2.45%	1.30%	1.39%	7.50%	49%	89,056
13.27	2.42%	1.25%	1.28%	9.91%	38%	89,543

10.26	1.19%	1.80%	2.13%	(10.34)%	65%	32,831
11.66	1.73%	1.80%	2.12%	(1.92)%	39%	41,166
12.23	2.23%	1.80%	1.95%	0.93%	54%	36,727
12.88	1.93%	1.80%	1.94%	6.96%	49%	29,937
13.25	1.90%	1.76%	1.84%	9.30%	38%	18,158

10.35	1.18%	1.80%	2.21%	(10.29)%	65%	5,631
11.75	1.74%	1.80%	2.12%	(1.90)%	39%	5,919
12.32	2.24%	1.80%	1.96%	0.89%	54%	5,850
12.97	1.88%	1.80%	2.52%	6.91%	49%	5,364
13.29	2.04%	1.76%	7.72%	1.11%	38%	675

10.33	1.98%	1.00%	1.05%	(9.60)%	65%	42,649
11.75	2.48%	1.03%	1.21%	(1.14)%	39%	36,548
12.32	3.03%	1.04%	1.08%	1.52%	54%	22,299
12.95	2.72%	1.00%	1.01%	1.08%	49%	1,661

WELLS FARGO OUTLOOK FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Return of Capital

OUTLOOK 2020

CLASS A
March 1, 2002 to February 28, 2003	$12.29	$0.14	$(1.93)	$(0.14)	$0.00	N/A
March 1, 2001 to February 28, 2002	13.28	0.13	(0.87)	(0.14)	(0.11)	N/A
March 1, 2000 to February 28, 2001	14.78	0.24	(0.75)	(0.23)	(0.74)	(0.02)
March 1, 1999 to February 29, 2000	14.91	0.24	1.33	(0.24)	(1.46)	N/A
March 1, 1998 to February 28, 1999	14.70	0.24	1.47	(0.25)	(1.25)	N/A

CLASS B
March 1, 2002 to February 28, 2003	12.18	0.07	(1.90)	(0.07)	0.00	N/A
March 1, 2001 to February 28, 2002	13.17	0.07	(0.87)	(0.08)	(0.11)	N/A
March 1, 2000 to February 28, 2001	14.66	0.16	(0.74)	(0.16)	(0.74)	(0.01)
March 1, 1999 to February 29, 2000	14.79	0.15	1.33	(0.15)	(1.46)	N/A
March 1, 1998 to February 28, 1999	14.55	0.15	1.48	(0.15)	(1.24)	N/A

CLASS C
March 1, 2002 to February 28, 2003	12.26	0.07	(1.92)	(0.07)	0.00	N/A
March 1, 2001 to February 28, 2002	13.25	0.07	(0.87)	(0.08)	(0.11)	N/A
March 1, 2000 to February 28, 2001	14.74	0.16	(0.74)	(0.16)	(0.74)	(0.01)
March 1, 1999 to February 29, 2000	14.82	0.11	1.37	(0.10)	(1.46)	N/A
December 1, 1998(2) to February 28, 1999	15.82	0.01	0.22	0.00 (3)	(1.23)	N/A

INSTITUTIONAL CLASS
March 1, 2002 to February 28, 2003	12.42	0.17	(1.94)	(0.18)	0.00	N/A
March 1, 2001 to February 28, 2002	13.42	0.16	(0.87)	(0.18)	(0.11)	N/A
March 1, 2000 to February 28, 2001	14.89	0.24	(0.72)	(0.23)	(0.74)	(0.02)
November 8, 1999(2) to February 29, 2000	16.01	0.06	0.30	(0.02)	(1.46)	N/A

OUTLOOK 2030

CLASS A
March 1, 2002 to February 28, 2003	13.34	0.11	(2.40)	(0.12)	(0.45)	N/A
March 1, 2001 to February 28, 2002	15.13	0.12	(1.43)	(0.12)	(0.36)	N/A
March 1, 2000 to February 28, 2001	16.96	0.17	(1.17)	(0.16)	(0.67)	N/A
March 1, 1999 to February 29, 2000	17.15	0.17	2.03	(0.17)	(2.22)	N/A
March 1, 1998 to February 28, 1999	16.51	0.18	1.93	(0.19)	(1.28)	N/A

CLASS B
March 1, 2002 to February 28, 2003	13.13	0.04	(2.35)	(0.05)	(0.45)	N/A
March 1, 2001 to February 28, 2002	14.88	0.05	(1.39)	(0.05)	(0.36)	N/A
March 1, 2000 to February 28, 2001	16.72	0.07	(1.16)	(0.08)	(0.67)	N/A
March 1, 1999 to February 29, 2000	16.93	0.08	2.01	(0.08)	(2.22)	N/A
March 1, 1998 to February 28, 1999	16.28	0.09	1.92	(0.10)	(1.26)	N/A

CLASS C
March 1, 2002 to February 28, 2003	13.14	0.05	(2.36)	(0.05)	(0.45)	N/A
March 1, 2001 to February 28, 2002	14.90	0.04	(1.39)	(0.05)	(0.36)	N/A
March 1, 2000 to February 28, 2001	16.74	0.08	(1.17)	(0.08)	(0.67)	N/A
March 1, 1999 to February 29, 2000	16.94	0.06	2.01	(0.05)	(2.22)	N/A
December 1, 1998(2) to February 28, 1999	17.89	0.00	0.31	0.00 (3)	(1.26)	N/A

INSTITUTIONAL CLASS
March 1, 2002 to February 28, 2003	13.45	0.14	(2.41)	(0.16)	(0.45)	N/A
March 1, 2001 to February 28, 2002	15.24	0.15	(1.42)	(0.16)	(0.36)	N/A
March 1, 2001 to February 28, 2001	17.07	0.17	(1.16)	(0.17)	(0.67)	N/A
November 8, 1999(2) to February 29, 2000	18.73	0.03	0.54	(0.01)	(2.22)	N/A

(1)	These ratios include income earned and expenses charged to each fund. Annualized for periods of less than one year.
(2)	Commencement of operations.
(3)	Distribution was less than $0.01 per share
(4)	Calculated based upon average shares outstanding.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	WELLS FARGO OUTLOOK FUNDS

Ending Net Asset Value Per Share	Ratio to Average Net Assets (annualized)(1)			Total Return	Portfolio Turnover Rate	Net Assets at End of Period (000's Omitted)
	Net Investment Income (Loss)	Net Expenses	Gross Expenses

$10.36	1.16%	1.30%	1.42%	(14.65)%	62%	$105,206
12.29	1.35%	1.30%	1.50%	(5.57)%	29%	137,265
13.28	1.63%	1.30%	1.39%	(3.79)%	39%	154,871
14.78	1.52%	1.30%	1.33%	10.45%	43%	176,460
14.91	1.61%	1.25%	1.26%	12.02%	36%	165,584

10.28	0.66%	1.80%	2.13%	(15.04)%	62%	31,052
12.18	0.85%	1.80%	2.08%	(6.09)%	29%	43,280
13.17	1.12%	1.80%	1.94%	(4.25)%	39%	47,591
14.66	1.02%	1.80%	1.95%	9.90%	43%	47,472
14.79	1.04%	1.76%	1.84%	11.56%	36%	28,467

10.34	0.66%	1.80%	2.20%	(15.12)%	62%	5,330
12.26	0.83%	1.80%	2.08%	(6.06)%	29%	6,767
13.25	1.15%	1.80%	1.96%	(4.26)%	39%	6,308
14.74	0.92%	1.80%	3.28%	9.87%	43%	3,009
14.82	0.76%	1.71%	52.02%	1.70%	36%	192

10.47	1.46%	1.00%	1.01%	(14.35)%	62%	89,948
12.42	1.60%	1.03%	1.18%	(5.30)%	29%	94,895
13.42	1.93%	1.04%	1.04%	(3.58)%	39%	64,541
14.89	1.69%	1.00%	1.01%	1.74%	43%	3,879

10.48	0.88%	1.30%	1.52%	(17.40)%	68%	75,953
13.34	0.81%	1.30%	1.57%	(8.68)%	27%	100,884
15.13	0.97%	1.30%	1.41%	(6.29)%	27%	133,569
16.96	0.96%	1.30%	1.37%	12.63%	26%	140,867
17.15	1.07%	1.23%	1.26%	13.25%	19%	134,008

10.32	0.38%	1.80%	2.21%	(17.76)%	68%	20,319
13.13	0.30%	1.80%	2.17%	(9.10)%	27%	27,913
14.88	0.47%	1.80%	2.00%	(6.79)%	27%	34,570
16.72	0.44%	1.80%	1.98%	12.13%	26%	36,406
16.93	0.52%	1.75%	1.84%	12.64%	19%	25,206

10.33	0.39%	1.80%	2.44%	(17.78)%	68%	2,791
13.14	0.29%	1.80%	2.17%	(9.12)%	27%	3,412
14.90	0.49%	1.80%	2.16%	(6.79)%	27%	3,467
16.74	0.36%	1.80%	5.37%	12.05%	26%	1,293
16.94	0.16%	1.73%	72.87%	1.98%	19%	92

10.57	1.17%	1.00%	1.07%	(17.10)%	68%	35,203
13.45	1.05%	1.03%	1.24%	(8.47)%	27%	30,749
15.24	1.27%	1.05%	1.05%	(6.08)%	27%	19,156
17.07	1.06%	1.00%	1.02%	2.39%	26%	1,203

WELLS FARGO OUTLOOK FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Return of Capital

OUTLOOK 2040

CLASS A
March 1, 2002 to February 28, 2003	$13.55	$0.08 (4)	$(2.81)	$(0.08)	$(0.09)	N/A
March 1, 2001 to February 28, 2002	15.50	0.03	(1.80)	0.00	(0.18)	N/A
March 1, 2000 to February 28, 2001	18.78	0.02	(1.98)	(0.03)	(1.29)	N/A
March 1, 1999 to February 29, 2000	17.87	0.05	2.78	(0.05)	(1.87)	N/A
March 1, 1998 to February 28, 1999	17.07	0.08	2.39	(0.08)	(1.59)	N/A

CLASS B
March 1, 2002 to February 28, 2003	13.08	0.02 (4)	(2.70)	(0.03)	(0.09)	N/A
March 1, 2001 to February 28, 2002	15.05	(0.05)	(1.74)	0.00	(0.18)	N/A
March 1, 2000 to February 28, 2001	18.34	(0.05)	(1.95)	0.00 (3)	(1.29)	N/A
March 1, 1999 to February 29, 2000	17.52	(0.04)	2.73	0.00	(1.87)	N/A
March 1, 1998 to February 28, 1999	16.76	(0.01)	2.33	(0.01)	(1.55)	N/A

CLASS C
March 1, 2002 to February 28, 2003	13.09	0.02 (4)	(2.71)	(0.03)	(0.09)	N/A
March 1, 2001 to February 28, 2002	15.06	(0.04)	(1.75)	0.00	(0.18)	N/A
March 1, 2000 to February 28, 2001	18.34	(0.05)	(1.94)	0.00 (3)	(1.29)	N/A
March 1, 1999 to February 29, 2000	17.53	(0.04)	2.72	0.00	(1.87)	N/A
July 1, 1998(2) to February 28, 1999	18.01	(0.01)	1.08	0.00	(1.55)	N/A

INSTITUTIONAL CLASS
March 1, 2002 to February 28, 2003	13.71	0.12 (4)	(2.85)	(0.12)	(0.09)	N/A
March 1, 2001 to February 28, 2002	15.64	0.07	(1.82)	0.00	(0.18)	N/A
March 1, 2000 to February 28, 2001	18.90	0.07	(1.99)	(0.05)	(1.29)	N/A
November 8, 1999(2) to February 29, 2000	19.97	0.00	0.80	0.00	(1.87)	N/A

(1)	These ratios include income earned and expenses charged to each fund. Annualized for periods of less than one year.
(2)	Commencement of operations.
(3)	Distribution was less than $0.01 per share
(4)	Calculated based upon average shares outstanding.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	WELLS FARGO OUTLOOK FUNDS

Ending Net Asset Value Per Share	Ratio to Average Net Assets (annualized)(1)			Total Return	Portfolio Turnover Rate	Net Assets at End of Period (000's Omitted)
	Net Investment Income (loss)	Net Expenses	Gross Expenses

$10.65	0.65%	1.30%	1.49%	(20.24)%	54%	$111,546
13.55	0.24%	1.30%	1.55%	(11.45)%	14%	169,829
15.50	0.15%	1.30%	1.41%	(11.09)%	20%	218,085
18.78	0.24%	1.30%	1.36%	15.65%	29%	306,002
17.87	0.42%	1.25%	1.26%	14.98%	19%	261,808

10.28	0.15%	1.80%	2.23%	(20.60)%	54%	43,980
13.08	(0.27)%	1.80%	2.14%	(11.93)%	14%	67,290
15.05	(0.35)%	1.80%	2.05%	(11.53)%	20%	84,993
18.34	(0.28)%	1.80%	1.95%	15.07%	29%	93,757
17.52	(0.12)%	1.75%	1.78%	14.37%	19%	63,395

10.28	0.15%	1.80%	2.31%	(20.66)%	54%	3,767
13.09	(0.27)%	1.80%	2.14%	(11.92)%	14%	5,432
15.06	(0.35)%	1.80%	1.96%	(11.52)%	20%	6,349
18.34	(0.30)%	1.80%	2.55%	15.07%	29%	6,095
17.53	(0.39)%	1.71%	4.71%	6.40%	19%	3,096

10.77	0.96%	1.00%	1.03%	(20.02)%	54%	29,829
13.71	0.54%	1.02%	1.22%	(11.22)%	14%	33,976
15.64	0.46%	1.04%	1.07%	(10.80)%	20%	31,613
18.90	0.24%	1.00%	1.01%	3.27%	29%	1,069

OUTLOOK FUNDS	NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware statutory trust on March 10, 1999, and is currently comprised of 67 separate series. These financial statements represent the Outlook Today (formerly LifePath Opportunity), Outlook 2010 (formerly LifePath 2010), Outlook 2020 (formerly LifePath 2020), Outlook 2030 (formerly LifePath 2030), and Outlook 2040 (formerly LifePath 2040) Funds (each a “Fund”, collectively the “Funds”).

Each Fund is authorized to issue four classes of shares: Class A, Class B, Class C and Institutional Class. The four classes of shares differ principally in their respective distribution, servicing and transfer agent fees and sales charges. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights; differences in per share income dividend rates are generally due to differences in separate class expenses, including distribution fees, and from weightings of pro rata income allocations.

Prior to June 23, 2001, each Fund invested all of its assets in a separate series of Master Investment Portfolio (“MIP”) (each, a “Master Portfolio”) with the same investment objectives as the Fund. On June 23, 2001, each Fund ‘de-linked’ from the Master Portfolios to become a stand-alone mutual fund. This was accomplished by each Fund redeeming its ownership interest in the Master Portfolio in which it invested in exchange for a proportionate share of cash and securities. In connection with the de-linking, the Funds made reclassification entries to adjust for certain book to tax differences which increased (decreased) the cost basis of securities and increased (decreased) unrealized appreciation (depreciation). Such reclassifications amounted to ($46,753), ($815,677), ($3,605,520), ($1,489,984), ($9,898,276) for the Outlook Today Fund, Outlook 2010 Fund, Outlook 2020 Fund, Outlook 2030 Fund, and Outlook 2040 Fund, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed by the Trust in preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) for investment companies.

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 1:00 p.m. (Pacific Time), and 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the Nasdaq National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust’s Board of Trustees.

Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized.

NOTES TO FINANCIAL STATEMENTS	OUTLOOK FUNDS

RECLASSIFICATION OF CAPITAL ACCOUNTS

As of February 28, 2003, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

Fund Name	Undistributed Net Investment Income	Undistributed Net Realized Gain/(Loss)	Paid-in Capital
Outlook Today Fund	(2,304)	(124,632)	126,936
Outlook 2010 Fund	(23,738)	(205,926)	229,664
Outlook 2020 Fund	(23,350)	21,374	1,976
Outlook 2030 Fund	(15,544)	(486,775)	502,319
Outlook 2040 Fund	(21,655)	21,651	4

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Each Fund declares and pays dividends to shareholders from net investment income quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed at least annually. Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which income and realized gains (losses) were recorded by the Funds.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from US GAAP. The timing and character of distributions made during the period from net investment income or net realized gains also may differ from their ultimate characterization for federal income tax purposes. These differences between income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statement of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required at February 28, 2003.

The following Funds had estimated net capital loss carryforwards at February 28, 2003, which are available to offset future net realized capital gains.

Fund	Year Expires	Capital Loss Carryforwards
Outlook 2020	2010	408,192
Outlook 2020	2011	1,722,187
Outlook 2040	2010	797,881
Outlook 2040	2011	4,325,640

For Tax Purposes, the following Funds have a current year deferred Post-October capital loss. These losses will be realized for tax purposes on the first day of the succeeding year.

Fund	Deferred Post-October Capital Loss
Outlook 2010	2,771,437
Outlook 2020	4,024,498
Outlook 2030	1,074,813
Outlook 2040	6,607,670

FUTURES CONTRACTS

Each Fund may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. Government

OUTLOOK FUNDS	NOTES TO FINANCIAL STATEMENTS

securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Funds are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

There were no open futures contracts in any of the Funds at the February 28, 2003 year-end.

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities at a specified price and time (“repurchase agreements”) are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund’s Schedule of Investments. The adviser to the Fund may pool each Fund’s cash and invest in repurchase agreements entered into by the other Funds. Each Fund’s prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser’s responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

There were no open repurchase agreements in any of the Funds at the February 28, 2003 year-end.

SECURITY LOANS

The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risk of the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The value of the securities on loan and the value of the related collateral for the February 28, 2003 year-end is shown on the Statements of Assets and Liabilities.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect and wholly-owned subsidiary of Wells Fargo & Company, serves as adviser to the Funds and is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser. Funds Management is entitled to receive an annual fee of 0.70% of the Funds’ average daily net assets for its services as adviser.

Barclays Global Fund Adviser (“BGFA”), a wholly-owned subsidiary of Barclays Global Investors, N.A. (“BGI”), and an indirect subsidiary of Barclays Bank, PLC, is the sub-adviser for each of the Funds. In this capacity, BGFA invests the Funds’ assets according to an asset allocation model. BGFA is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.25% of each Fund’s average daily net assets up to $100 million, 0.20% for the next $100 million, and 0.15% of each Fund’s average daily net assets in excess of $200 million.

Through February 28, 2003, the Trust had entered into an Administration Agreement with Funds Management on behalf of the Funds. Under the Administration Agreement, Funds Management acted as administrator of the Funds and was entitled to receive, on a monthly basis, fees at an annual rate of 0.15% of the average daily net assets of the Funds.

The Trust has also entered into an agreement with Boston Financial Data Services (“BFDS”) as the transfer agent for the Trust. Under the agreement, BFDS was entitled to receive from the Funds a per-account fee plus transaction fees, certain out-of-pocket costs and a complex based fee.

Effective March 1, 2003, the Trust has entered into a new Administration Agreement with the Funds. Under this Agreement, for providing administrative services, which now include paying the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and ominbus account services and record-keepers out of the fees it receives as administrator, Funds Management is

NOTES TO FINANCIAL STATEMENTS	OUTLOOK FUNDS

entitled to receive an annual fee of 0.33% of the average daily net assets of a Fund’s Class A, Class B or Class C shares and 0.25% of the average daily net assets of a Fund’s Institutional Class shares.

Funds Management has committed to reimburse each Fund for some of its operating expenses or to waive a portion of the fees payable to it in order to maintain a certain operating expense ratio. Funds Management has committed through June 30, 2003 to maintain the current net operating expense ratio for each Fund. Actual reimbursements and waivers can have a positive effect on performance information. For the year ended February 28, 2003, Funds Management waived a portion of each Fund’s expenses. Expense waiver information is included in the Funds’ Statements of Operations.

Effective June 23, 2001, the Funds retained Forum Accounting Services, LLC (“Forum”) to provide portfolio accounting services to each Fund. For these services, Forum was entitled to receive a fixed monthly fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, plus out-of-pocket expenses.

Effective March 1, 2003, the Trust’s Board of Trustees has approved PFPC Inc. (“PFPC”) to serve as fund accountant for the Funds. Management intends to transition the accounting services to PFPC in stages, and the transition is expected to be completed during the first quarter of 2003. For providing fund accounting services to the Funds, PFPC will be entitled to receive an annual asset based fund complex fee, an annual fixed fee from each Fund and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Effective June 23, 2001, the Trust entered into a contract on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. (“Wells Fargo Bank MN”), whereby Wells Fargo Bank MN is responsible for providing custody services for the Funds. Pursuant to the contract, Wells Fargo Bank MN is entitled to receive certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

On behalf of the Funds, the Trust may enter into servicing agreements with certain financial institutions, securities dealers, and other industry professionals (collectively, “Shareholder Servicing Agents”) for the provision of certain services to Fund shareholders. For the services provided pursuant to a Shareholder Servicing Agreement, Class A, Class B and Class C shares may pay each Shareholder Servicing Agent an annual fee of up to 0.25% of the average daily net asset value of each Fund’s shares beneficially owned by customers of the Shareholder Servicing Agent.

The shareholder servicing fees paid on behalf of the Funds for the year ended February 28, 2003 were as follows:

Fund	Class A	Class B	Class C	Institutional Class
Outlook Today	91,960	45,279	18,659	N/A
Outlook 2010	198,863	92,962	14,444	N/A
Outlook 2020	303,353	93,218	15,103	N/A
Outlook 2030	215,930	59,253	7,295	N/A
Outlook 2040	347,837	136,754	11,363	N/A

The Trust has entered into an agreement with Stephens Inc. (“Stephens”) for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, whereby Stephens may be compensated for services incurred on behalf of the Class B and Class C shares. For providing these services, Stephens is entitled to receive annual fees of 0.75% of the average daily net assets of Class B and Class C shares. There are no 12b-1 fees charged for the Class A and Institutional Class shares.

Prior to June 23, 2001, the Funds, as feeder funds, were provided certain services through service arrangements that existed at the master portfolio level.

4. CAPITAL SHARE TRANSACTIONS

As of February 28, 2003, the Trust has authorized an unlimited number of shares of beneficial interest without par value. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

OUTLOOK FUNDS	NOTES TO FINANCIAL STATEMENTS

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (exclusive of short-term investments) for each Fund for the year ended February 28, 2003, were as follows:

Fund	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
Outlook Today	24,191,928	12,818,201	27,736,751	9,308,658
Outlook 2010	55,634,629	49,017,626	58,499,189	48,712,799
Outlook 2020	82,676,087	75,178,324	84,541,070	80,189,130
Outlook 2030	53,819,212	44,195,684	49,461,795	48,429,794
Outlook 2040	57,884,880	65,248,770	48,027,842	106,317,934

6. DISTRIBUTION TO SHAREHOLDERS

On March 25, 2003, the Funds declared a dividend as shown below. The dividend was paid on March 25, 2003, to shareholders of record on March 24, 2003.

	Outlook Today	Outlook 2010	Outlook 2020	Outlook 2030	Outlook 2040
Class A	0.04049	0.04179	0.02810	0.02573	0.02703
Class B	0.02987	0.02915	0.01517	0.01323	0.01435
Class C	0.03019	0.02941	0.01561	0.01463	0.01454
Institutional	0.04662	0.04895	0.03557	0.03316	0.03469

The tax character of distributions paid during 2003 and 2002 was as follows:

Fund Name	Ordinary Income		Long-Term Capital Gain		Dividends Paid on Redemption		Total
	2003	2002	2003	2002	2003	2002	2003	2002
Outlook Today	1,691,433	1,986,752	1,065,321	437,047	126,936	0	2,883,690	2,423,799
Outlook 2010	2,968,805	3,771,882	832,089	1,729,097	229,654	0	4,030,548	5,500,979
Outlook 2020	3,226,618	3,756,416	0	1,721,850	0	12,655	3,226,618	5,490,921
Outlook 2030	1,619,734	1,470,843	5,140,089	4,191,353	502,319	0	7,262,142	5,662,196
Outlook 2040	1,385,081	0	1,566,571	3,744,953	4	511,558	2,951,656	4,256,511

As of February 28, 2003, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appr. (Depr.)	*Capital Loss Carryforward	Total
Outlook Today	195,382	0	(5,757,766)	0	(5,562,384)
Outlook 2010	382,183	0	(20,222,968)	(2,771,437)	(22,612,222)
Outlook 2020	368,428	0	(45,322,313)	(6,154,877)	(51,108,762)
Outlook 2030	171,980	1,545,747	(32,220,363)	(1,074,813)	(31,577,449)
Outlook 2040	222,576	0	(55,605,985)	(11,731,191)	(67,114,600)

*	This amount includes the Post-October loss, which will reverse on the 1st day of the following fiscal year.

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital distributions from holdings in real estate investment trusts.

7. BANK BORROWINGS

All of the funds in the Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $225 million, collectively. Interest is charged to each fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. No borrowings under the agreement occurred during the year ended February 28, 2003.

INDEPENDENT AUDITORS’ REPORT	OUTLOOK FUNDS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF  WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities of Outlook Today Fund, Outlook 2010 Fund, Outlook 2020 Fund, Outlook 2030 Fund, and Outlook 2040 Fund (the “Funds”), each a series of Wells Fargo Funds Trust, including the portfolios of investments as of February 28, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period ended February 28, 2003. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of February 28, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Wells Fargo Funds Trust as of February 28, 2003, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in the paragraph above in conformity with accounting principles generally accepted in the United States of America.

San Francisco, California

April 11, 2003

OUTLOOK FUNDS	BOARD OF TRUSTEES

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (“Trustees”) of the Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 91 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex”). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

Name and Age	Position held and length of service***	Principal occupations during past five years	Other Directorships
Robert C. Brown 71	Trustee since 1992	Retired. Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation until February 1999.	None

J. Tucker Morse 58	Trustee since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	None

NON-INTERESTED TRUSTEES
Name and Age	Position held and length of service***	Principal occupations during past five years	Other Directorships
Thomas S. Goho 60	Trustee since 1987	Wake Forest University, Calloway School of Business and Accountancy, Benson-Pruitt Professorship since 1999, Associate Professor of Finance 1994-1999.	None

Peter G. Gordon 60	Trustee since 1998 (Lead Trustee since 2001)	Chairman, CEO, and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	None

Richard M. Leach 69	Trustee since 1987	President of Richard M. Leach Associates (a financial consulting firm).	None

Timothy J. Penny 51	Trustee since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	None

Donald C. Willeke 62	Trustee since 1996	Principal in the law firm of Willeke & Daniels.	None

BOARD OF TRUSTEES	OUTLOOK FUNDS

OFFICERS

Name and Age	Position held and length of service	Principal occupations during past five years	Other Directorships
Karla M. Rabusch 43	President, since 2003

Senior Vice President of Wells Fargo Bank, President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to present. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.

None

Denise Lewis 39	Treasurer, since 2003

Vice President of Wells Fargo Bank, N.A. from December 2000 to present. Vice President of Financial Reporting and Accounting of Wells Fargo Funds Management, LLC from December 2000 to present. Prior thereto, Senior Vice President of The Wadsworth Group until December 2000.

None

C. David Messman 42	Secretary, since 2000	Vice President and Managing Counsel of Wells Fargo Bank, N.A. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	None

*	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
**	Currently, two of the seven Trustees are considered “interested persons” of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
***	Length of service dates reflects a Trustee’s commencement of service with the Trust’s predecessor entities.

OUTLOOK FUNDS	TAX INFORMATION

TAX INFORMATION (UNAUDITED)

For the year ended February 28, 2003 the following Funds designate the amounts listed below as a long-term capital gain distribution, pursuant to Section 852(b)(3) of the Internal Revenue Code:

Fund	Capital Gain Dividends
Outlook Today	1,077,675
Outlook 2010	1,061,743
Outlook 2030	5,615,452
Outlook 2040	1,566,575

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Funds listed below designate the following percentages of their ordinary income dividends paid during the year ended February 28, 2003 as qualifying for the corporate dividends-received deduction:

Fund	Dividend-Received Deduction (% of ordinary income dividends)
Outlook Today	19.62%
Outlook 2010	39.62%
Outlook 2020	66.56%
Outlook 2030	100.00%
Outlook 2040	100.00%

For California income tax purposes, the Outlook Today Fund designates 11.07% of the distributions paid from net investment income during the year as California exempt-interest dividends pursuant to Section 17145 of the California Revenue and Taxation Code.

LIST OF ABBREVIATIONS	OUTLOOK FUNDS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ADR	— American Depository Receipts
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
BART	— Bay Area Rapid Transit
CDA	— Community Development Authority
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CMT	— Constant Maturity Treasury
COFI	— Cost of Funds Index
Connie Lee	— Connie Lee Insurance Company
COP	— Certificate of Participation
CP	— Commercial Paper
CTF	— Common Trust Fund
DOT	— Department of Transportation
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
EDFA	— Education Finance Authority
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRN	— Floating Rate Notes
FSA	— Financial Security Assurance, Inc
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Higher Education Facilities Authority
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Corporation
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MUD	— Municipal Utility District
MTN	— Medium Term Note
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PLC	— Private Placement
PSFG	— Public School Fund Guaranty
RAW	— Revenue Anticipation Warrants
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
R&D	— Research & Development
SFMR	— Single Family Mortgage Revenue
TBA	— To Be Announced
TRAN	— Tax Revenue Anticipation Notes
USD	— Unified School District
V/R	— Variable Rate
WEBS	— World Equity Benchmark Shares

More information about Wells Fargo Funds® is available free upon request. To obtain literature, please write or call:

Wells Fargo Funds

PO Box 8266

Boston, MA 02266-8266

Wells Fargo Funds Investor Services: 1-800-222-8222 or visit our web site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by Stephens Inc., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

AR 003 (2/03)

ITEM 2.	CODE OF ETHICS

Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable pursuant to SEC Release No. 34-47265 (January 28, 2003).

ITEMS 5-6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	CONTROLS AND PROCEDURES

(a)  Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

(b)  Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

ITEM 10.	EXHIBITS

(a)  Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

(b)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(c)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached as Exhibit 99.906CERT. The certifications furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabush
Karla M. Rabusch President

Date: April 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Denise R. Lewis
Denise R. Lewis Treasurer

Date: April 29, 2003